                                                      '33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 31                              [X]

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

         Amendment No. 32                                             [X]

                        (CHECK APPROPRIATE BOX OR BOXES)


                            NATIONWIDE MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)




       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-2019




                       SEND COPIES OF COMMUNICATIONS TO:

                            MR. DUANE LASSITER, ESQ.
                      STRADLEY, RONON STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                      PHILADELPHIA PENNSYLVANIA 19103-7098
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective: (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on [date] pursuant to paragraph (b)

     [X]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on March 1, 2001 pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


This filing includes the combined Prospectus for the Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Moderately Conservative Fund, the combined Prospectus for the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, a Supplement to the combined Prospectus for the Nationwide High Yield Bond Fund, Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Government Bond Fund, Nationwide Morley Enhanced income Fund and Nationwide Money Market Fund, a Supplement to the combined Prospectus for the Gartmore Growth Fund and Gartmore Growth 20 Fund, a Supplement to the Gartmore Total Return Fund and a Supplement to the Gartmore Millennium Growth Fund, and the combined Statement of Additional Information for the Gartmore Global Health Sciences Fund as well as the Gartmore Growth Fund, Gartmore Total Return Fund, Gartmore Millennium Growth Fund, Gartmore Growth 20 Fund, Gartmore Value Opportunities Fund, Nationwide Large Cap Value Fund, Gartmore Global Technology and Communications Fund, Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Global Leaders Fund, Gartmore International Small Cap Growth Fund, Nationwide Large Cap Growth Fund, Nationwide Small Cap Fund, Nationwide High Yield Bond Fund, Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Long-Term U.S. Government Bond Fund, Nationwide Government Bond Fund, Nationwide Morley Enhanced Income Fund, Nationwide Money Market Fund, Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund, Nationwide Investor Destinations Conservative Fund, Nationwide Morley Capital Accumulation Fund, NorthPointe Small Cap Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Prestige Balanced Fund, Prestige International Fund, Gartmore European Growth Fund, Gartmore OTC Fund, Gartmore Global Small Companies Fund and Nationwide Growth Focus Fund.

                             NATIONWIDE MUTUAL FUNDS

                         Gartmore Millennium Growth Fund

                 Prospectus Supplement dated September __, 2001
                      to Prospectus dated March 1, 2001 as
                           supplemented June 14, 2001

Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus.

Effective September __, 2001, the disclosure in the Prospectus is hereby amended to reflect the fact that Institutional Service Class shares have been added to the Fund.

The disclosure under the section entitled "PERFORMANCE" on page 4 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class shares to the average annual returns table:

Average annual returns as of 12/31/00    1 year        5 years       10 years
-----------------------------------------------------------------------------

Institutional Service Class(5)
------------------------------
(5) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Class D shares through May 11, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Institutional Service Class shares, the performance of the Institutional Service Class shares is based on the performance shown for Class D shares. The returns do not reflect the Institutional Service Class shares' estimated expenses.

The disclosure under the section "FEES AND EXPENSES" and "EXAMPLE" on page 5 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class Shares to the respective tables:

Shareholder Fees(1)                                        Institutional Service
(paid directly from your investment)                            Class Shares
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                             None
purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                               None
imposed on redemptions (as a percentage
of original purchase price or sale proceeds, as
applicable)

Redemption/Exchange Fee (as a percentage of                        1.50%
amount redeemed or exchanged)(7)

Annual Fund Operating Expenses                             Institutional Service
 (deducted from Fund Assets)                                   Class Shares
Management Fees                                                    1.03%

Distribution and/or Service (12b-1) Fees                           None
Other Expenses                                                     0.43%
------------------------------------------------ ------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               1.46%
Amount of Fee Waiver/Expense Reimbursement                         0.26%
------------------------------------------------ ------------------------------------------
NET EXPENSES AFTER WAIVERS                                         1.20%

(7) A redemption/exchange fee of 1.50% will be charged for any share redeemed or exchanged within 30 days after the acquisition date. This fee does not apply to shares purchased or exchanged into the fund prior to June 18, 2001. See "Buying, Selling and Exchanging Fund Shares - Redemption Fees" on page 13 and "Buying, Selling and Exchanging Fund Shares - Excessive Exchange Activity" on page 16.

The remainder of the Fee Table and the footnotes remain the same.

EXAMPLE
                                    1 year           3 years           5 years          10 years
------------------------------------------------------------------------------------------------
Institutional Service
Class Shares                        $                $                 $                $

The "BUYING, SELLING AND EXCHANGING FUND SHARES" section beginning on Page 8 of the Prospectus is revised to include the following:

     There is no sales charge on Institutional Service Class shares; however these shares may pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.

     There is $50,000 minimum investment to open an account for this class with no minimum for additional investments thereafter.

     Institutional Service Class shares are available to a limited group of investors. The Institutional Service Class shares are available for purchase only by the following:
     - retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in retail securities business and rollover individual retirement account from such plans
     - Tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services.
     - A bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
     - Registered investment advisers investing on behalf of institutional and high net-worth individuals where the adviser is compensated by the Fund for services it provides
     - Life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under
          Section 457 of the Internal Revenue Code (the Code) or qualified plans adopted pursuant to Section 401(a) of the Code.

For investors eligible to purchase Institutional Service Class shares, the purchase of these shares will be preferable to purchasing the Fund's other classes. Eligible entities wishing to purchase or sell Institutional Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such transactions.

The "FINANCIAL HIGHLIGHTS" section beginning on page 18 of the Prospectus is amended to include the following unaudited Semi-Annual Financial Information for each of the share classes for the period ended April 30, 2001:


                                                                                                                  Period Ended
                                                                            Six Months Ended                        April 30,
                                                                             April 30, 2001                          2001(a)
                                                                               (Unaudited)                          (Unaudited)
                                                              -----------------------------------------------     -------------
                                                                Class A           Class B          Class D           Class C
                                                                 Shares           Shares            Shares            Shares
                                                                 ------           ------            ------            ------
NET ASSET VALUE - BEGINNING OF PERIOD                         $    28.69        $    28.24         $    28.75        $    13.46
                                                              ----------        ----------         ----------        ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                       (0.08)            (0.11)             (0.05)            (0.01)
Net realized and unrealized gains (losses) on investments         (11.94)           (11.96)            (11.94)             0.32
                                                              ----------        ----------         ----------        ----------
         Total investment activities                              (12.02)           (12.07)            (11.99)             0.31
                                                              ----------        ----------         ----------        ----------
DISTRIBUTIONS:
Net realized gains                                                 (2.41)            (2.41)             (2.41)             --
                                                              ----------        ----------         ----------        ----------
         Total distributions                                       (2.41)            (2.41)             (2.41)             --
                                                              ----------        ----------         ----------        ----------
Net increase (decrease) in net asset value                        (14.43)           (14.48)            (14.40)             0.31
                                                              ----------        ----------         ----------        ----------
NET ASSET VALUE - END OF PERIOD                               $    14.26        $    13.76              14.35        $    13.77
                                                              ==========        ==========         ==========        ==========
         Total Return (excluding sales charge)                    (44.28%)(b)       (45.23%)(b)        (44.06%)(b)         2.30%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                             $    8,732        $    5,241         $   20,778        $        5
Ratio of expenses to average net assets                             1.63%(c)         2.23%(c)            1.30%(c)          2.23%(c)
Ratio of net investment income to average net assets               (0.89%)(c)        (1.49%)(c)         (0.58%)(c)        (2.17%)(c)
Ratio of expenses to average net assets*                            2.27%(c)          3.15%(c)           2.04%(c)          4.15%(c)
Portfolio turnover**                                              467.72%           467.72%            467.72%           467.72%

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.

   This Supplement is in addition the Supplement dated June 14, 2001. Where a provision of this Supplement and the Supplement dated June 14, 2001 are inconsistent with one another, the provision in this Supplement shall control.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

                             NATIONWIDE MUTUAL FUNDS

                              Gartmore Growth Fund
                             Gartmore Growth 20 Fund

                 Prospectus Supplement dated September ___, 2001
                      to Prospectus dated March 1, 2001 as
                           supplemented June 14, 2001


Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus.

Effective September __, 2001, the disclosure in the Prospectus is hereby amended to reflect the fact that Institutional Service Class shares have been added to the Gartmore Growth Fund. See "BUYING, SELLING AND EXCHANGING FUND SHARES" section beginning on page 12 of the Prospectus for further information about Institutional Service Class shares.

The disclosure under the section entitled "PERFORMANCE" on Page 4 of the Prospectus is hereby amended by adding the following information about Institutional Service Class shares to the average annual returns table:

Average annual returns(1) - as of 12/31/00       1 year      5 years    10 years
-------------------------------------------------------------------------------

Institutional Service Class(5)
----------------
(5) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Class D shares through May 11, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Institutional Service Class shares, the performance of the Institutional Service Class shares is based on the performance shown for Class D shares. The returns do not reflect the Institutional Service Class shares' lower estimated expenses.

The disclosure under the section "FEES AND EXPENSES" and "EXAMPLe" on pages 4 and 5 of the Prospectus is hereby amended by adding the following information about Institutional Service Class Shares to the respective tables:

Shareholder Fees(1)                                       Institutional Service
     (paid directly from your investment)                      Class shares
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                             None
purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) imposed                       None
on redemptions (as a percentage of original
purchase price or sale proceeds, as applicable)

Annual Fund Operating Expenses                             Institutional Service
(deducted from Fund Assets)                                    Class shares
Management Fees                                                    0.59%
Distribution and/or Service (12b-1) Fees                           None
Other Expenses                                                     0.12%
------------------------------------------------ ------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.71%

The remainder of the Fee Table and the footnotes remain the same.

EXAMPLE
                                    1 year           3 years           5 years          10 years
------------------------------------------------------------------------------------------------
Institutional Service
Class Shares                        $                $                 $                $

The "FINANCIAL HIGHLIGHTS" section beginning on page 22 of the Prospectus is amended to include the following unaudited Semi-Annual Financial Information for each of the share classes of the Gartmore Growth Fund and of the Gartmore Growth 20 Fund for the period ended April 30, 2001:


Gartmore Growth Fund                                                                                              Period Ended
(formerly "Nationwide Growth Fund)                                          Six Months Ended                        April 30,
                                                                             April 30, 2001                          2001(a)
                                                                              (Unaudited)                          (Unaudited)
                                                          ---------------------------------------------------      ------------
                                                             Class A            Class B           Class D            Class C
                                                             Shares             Shares            Shares             Shares
                                                             ------             ------            ------             ------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     14.99        $     14.71        $     15.03       $      7.11
                                                          -----------        -----------        -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                    (0.02)             (0.05)             (0.02)             --
Net realized and unrealized gains (losses) on investments       (4.38)             (4.39)             (4.38)            (0.04)
                                                          -----------        -----------        -----------       -----------
         Total investment activities                            (4.40)             (4.44)             (4.40)            (0.04)
                                                          -----------        -----------        -----------       -----------
DISTRIBUTIONS:
Net realized gains                                              (3.20)             (3.20)             (3.20)             --
                                                          -----------        -----------        -----------       -----------
         Total distributions                                    (3.20)             (3.20)             (3.20)             --
                                                          -----------        -----------        -----------       -----------
Net increase (decrease) in net asset value                      (7.60)             (7.64)             (7.60)            (0.04)
                                                          -----------        -----------        -----------       -----------
NET ASSET VALUE - END OF PERIOD                           $      7.39        $      7.07        $      7.43       $      7.07
                                                          ===========        ===========        ===========       ===========
         Total Return (excluding sales charge)                 (33.92%)(b)        (35.04%)(b)        (33.79%)(b)        (0.56)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                         $     6,500        $     5,364        $   508,404       $         5
Ratio of expenses to average net assets                          1.23%(c)           2.10%(c)           1.01%(c)          2.13%(c)
Ratio of net investment income to average net assets            (0.56%)            (1.32%)(c)         (0.34%)(c)        (1.98%)(c)
Portfolio turnover*                                            103.69%            103.69%            103.69%           103.69%

-----------
* Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.

Gartmore Growth 20 Fund                                                                                        Period Ended
                                                                              Six Months Ended                   April 30,
                                                                               April 30, 2001                     2001(a)
                                                                                (Unaudited)                     (Unaudited)
                                                            -----------------------------------------------     -----------
                                                              Class A          Class B        Institutional        Class C
                                                              Shares           Shares         Service Class        Shares
                                                              ------           ------         -------------        ------

NET ASSET VALUE - BEGINNING OF PERIOD                       $   11.64        $   11.62          $   11.66         $    6.45
                                                            ---------        ---------          ---------         ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                    (0.04)           (0.05)             (0.02)             --
Net realized and unrealized gains (losses) on investments       (4.01)           (4.02)             (4.02)             0.71
                                                            ---------        ---------          ---------         ---------
         Total investment activities                            (4.05)           (4.07)             (4.04)             0.71
                                                            ---------        ---------          ---------         ---------
DISTRIBUTIONS:
Net realized gains                                              (0.41)           (0.41)             (0.41)             --
                                                            ---------        ---------          ---------         ---------
         Total distributions                                    (0.41)           (0.41)             (0.41)             --
                                                            ---------        ---------          ---------         ---------
Net increase (decrease) in net asset value                      (4.46)           (4.48)             (4.45)             0.71
                                                            ---------        ---------          ---------         ---------
NET ASSET VALUE - END OF PERIOD                             $    7.18        $    7.14          $    7.21         $    7.16
                                                            =========        =========          =========         =========
         Total Return (excluding sales charge)                 (35.37%)(b)      (35.61%)(b)        (35.22%)(b)       (11.01%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                           $   1,517        $     930          $     662         $       0
Ratio of expenses to average net assets                          1.60%(c)         2.20%(c)           1.30%(c)          2.20%(c)
Ratio of net investment income to average net assets            (0.95%)(c)       (1.57%)(c)         (0.66%)(c)        (1.95%)(c)
Ratio of expenses to average net assets*                         6.74%(c)         7.66%(c)           6.33%(c)         17.37%(c)
Portfolio turnover**                                            67.71%           67.71%             67.71%            67.71%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.

   This Supplement is in addition the Supplement dated June 14, 2001. Where a provision of this Supplement and the Supplement dated June 14, 2001 are inconsistent with one another, the provision in this Supplement shall control.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

                             NATIONWIDE MUTUAL FUNDS

                           Gartmore Total Return Fund

                    Prospectus Supplement dated September __,
        2001 to Prospectus dated March 1, 2001 (as revised June 14, 2001)


Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus.

Effective September __, 2001, the disclosure in the Prospectus is hereby amended to reflect the fact that Institutional Service Class shares have been added to the Fund.

The disclosure under the section entitled "PERFORMANCE" on page 4 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class to the Average annual returns table:

Average annual returns as of 12/31/00       1 year     5 years    10 years
--------------------------------------------------------------------------

Institutional Service Class(5)

----------------
(5) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Class D shares through May 11, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Institutional Service Class shares, the performance of the Institutional Service Class shares is based on the performance shown for Class D shares. The returns do not reflect the Institutional Service Class shares' lower estimated expenses.

The disclosure under the section "FEES AND EXPENSES" and "EXAMPLE" on page 5 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class Shares to the respective tables:

Shareholder Fees(1)                                          Institutional Service
(paid directly from your investment)                            Class Shares
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                             None
purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge (Load) imposed                       None
on redemptions (as a percentage of original
purchase price or sale proceeds, as applicable)

Annual Fund Operating Expenses                             Institutional Service
 (deducted from Fund Assets)                                    Class Shares
Management Fees                                                    0.58%

Distribution and/or Service (12b-1) Fees                    None
Other Expenses                                              0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.69%

The remainder of the Fee Table and the footnotes remain the same.

EXAMPLE
                                    1 year           3 years           5 years          10 years
------------------------------------------------------------------------------------------------
Institutional Service
Class Shares                        $                $                 $                $

The "BUYING, SELLING AND EXCHANGING FUND SHARES" section beginning on page 8 of the Prospectus is revised to include the following:

     There is no sales charge on Institutional Service Class shares; however these shares may pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.

     There is $50,000 minimum investment to open an account for this class with no minimum for additional investment thereafter.

     Institutional Service Class shares are available to a limited group of investors. The Institutional Service Class shares are available for purchase only by the following:
     - retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in retail securities business and rollover individual retirement account from such plans
     - Tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services.
     - A bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
     - Registered investment advisers investing on behalf of institutional and high net-worth individuals where the adviser is compensated by the Fund for services it provides
     - Life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under
          Section 457 of the Internal Revenue Code (the Code) or qualified plans adopted pursuant to Section 401(a) of the Code.

For investors eligible to purchase Institutional Service Class shares, the purchase of these shares will be preferable to purchasing the Fund's other classes. Eligible entities wishing to purchase or sell Institutional Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such transactions.

The "FINANCIAL HIGHLIGHTS" section beginning on page 18 of the Prospectus is amended to include the following unaudited Semi-Annual Financial Information for each of the share classes for the period ended April 30, 2001:

                                                                                                                Period Ended
                                                                           Six Months Ended                      April 30,
                                                                            April 30, 2001                        2001(a)
                                                                             (Unaudited)                        (Unaudited)
                                                            ------------------------------------------------  -------------
                                                              Class A          Class B           Class D          Class C
                                                              Shares           Shares            Shares           Shares
                                                              ------           ------            ------           ------

NET ASSET VALUE - BEGINNING OF PERIOD                       $    30.80       $    30.48          $    30.67       $    19.12
                                                            ----------       ----------          ----------       ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      0.05            (0.03)               0.08            (0.01)
Net realized and unrealized gains (losses) on investments        (3.07)           (3.07)              (3.07)           (0.08)
                                                            ----------       ----------          ----------       ----------
         Total investment activities                             (3.02)           (3.10)              (2.99)           (0.09)
                                                            ----------       ----------          ----------       ----------
DISTRIBUTIONS:
Net investment income                                            (0.07)            --                 (0.09)            --
Net realized gains                                               (8.37)           (8.37)              (8.37)            --
                                                            ----------       ----------          ----------       ----------
         Total distributions                                     (8.44)           (8.37)              (8.46)            --
                                                            ----------       ----------          ----------       ----------
Net increase (decrease) in net asset value                      (11.46)          (11.47)             (11.45)           (0.09)
                                                            ----------       ----------          ----------       ----------
NET ASSET VALUE - END OF PERIOD                             $    19.34       $    19.01          $    19.22       $    19.03
                                                            ==========       ==========          ==========       ==========
         Total Return (excluding sales charge)                 (11.67%)(b)       (12.13%)(b)         (11.61%)(b)       (0.47%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                           $   93,052       $   42,295          $1,760,544       $       41
Ratio of expenses to average net assets                           1.06%(c)         1.81%(c)            0.86%(c)         1.82%(c)
Ratio of net investment income to average net assets              0.37%(c)        (0.27%)(c)           0.68%(c)        (0.93%)(c)
Portfolio turnover**                                             43.17%           43.17%               43.17%           43.17%

-----------
* Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.

   This Supplement is in addition the Supplement dated June 14, 2001. Where a provision of this Supplement and the Supplement dated June 14, 2001 are inconsistent with one another, the provision in this Supplement shall control.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                             NATIONWIDE MUTUAL FUNDS

                         Nationwide High Yield Bond Fund
                              Nationwide Bond Fund
                         Nationwide Tax-Free Income Fund
                         Nationwide Government Bond Fund
                     Nationwide Morley Enhanced Income Fund
                          Nationwide Money Market Fund

                 Prospectus Supplement dated September __, 2001
           to Prospectus dated March 1, 2001 (as revised May 30, 2001)

Effective September __, 2001 the disclosure in the Prospectus is hereby amended to reflect the fact that Class C and Institutional Class shares have been added to the Nationwide Money Market Fund. See "BUYING, SELLING, AND EXCHANGING FUND SHARES" for more information about Class C and Institutional Class shares.

Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus.

The disclosure under the section entitled "PERFORMANCE" on Page 20 of the Prospectus is hereby amended by adding the following information about the Class C and Institutional Class shares to the average annual returns table:

AVERAGE ANNUAL RETURNS - AS OF 12/31/00    1 YEAR    5 YEARS          10 YEARS
------------------------------------------------------------------------------

Institutional Class(3)
Class C(4)

----------------
(3)These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (___________, 2001) and which is the same as the performance shown for the Prime Shares through December 31, 2000. The returns do not reflect the Institutional Class shares' lower estimated expenses.

(4)These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (___________, 2001) and which is the same as the performance shown for the Prime Shares through December 31, 2000. The returns have not been restated for the fees of the Class C shares. Had Class C shares been in existence for the time periods presented, the performance of the Class C shares would have been lower as a result of their additional expenses

The disclosure under the section "FEES AND EXPENSES" and "EXAMPLE" on page 20 of the Prospectus are hereby amended by adding the following information about Class C and Institutional Class Shares:

Annual Fund Operating Expenses                     Institutional Class shares                Class C
(deducted from Fund Assets)                                                                  shares
Management Fees                                              0.40%                            0.40%
Distribution and/or Service (12b-1) Fees                      None                            0.85%

Other Expenses                                               0.09%                            0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.49%                            1.34%

The remainder of the Fee Table and the footnote remain the same.

EXAMPLE

                                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
Institutional Class shares          $         $          $           $
Class C shares                      $         $          $           $

The disclosure under "CHOOSING A SHARE CLASS" on page 29 of the Prospectus is amended by adding the following:

Unlike shares of most money market funds, the Class C shares of the Money Market Fund are subject to a front-end sales charge and a contingent deferred sales charge and relatively high distribution and service fees. Because of these costs, Class C shares are available only to investors (1) who already have Class C shares of other Nationwide funds and want a temporary defensive investment alternative or (2) who want to initially invest in the Money Market Fund and then exchange their shares for Class C shares of other Nationwide funds in a dollar cost averaging program.

The following is added after the section "WAIVER OF CLASS A AND CLASS D SALES CHARGES" on page 33 of the Prospectus:

WAIVER OF CLASS C SALES CHARGES

Both the front-end sales charge and the CDSC will be waived for sales of Class C shares to the _________ Retirement Plan offered by Nationwide Trust Company.

The disclosure under the section "ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B, CLASS C, CLASS D AND PRIME Shares" on page 37 of the Prospectus is hereby amended by deleting the second paragraph in its entirety and replacing it with the following:

If the value of Prime Shares or Class C Shares of your Money Market Fund account falls below a daily average of $250 for any month, you will be charged a $2 monthly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account once a month to cover the fee.

The disclosure under the section "EXCHANGING SHARES" on page 38 of the Prospectus is hereby amended by adding the following paragraph after the second paragraph in that section:

If you want to maintain the aging of your Class C shares of other Funds, you can exchange into Class C shares of the Money Market Fund, which provides investors with a temporary safe haven during times of market fluctuation. The Class C shares of the Money Market Fund are meant only for temporary measures or a dollar cost averaging plan. They are not intended as a stand alone money market investment.

The "FINANCIAL HIGHLIGHTS" section beginning on page 22 of the Prospectus is amended to include the following unaudited Semi-Annual Financial Information for each of the share classes of the Gartmore Growth Fund and of the Gartmore Growth 20 Fund for the period ended April 30, 2001:

NATIONWIDE HIGH YIELD BOND FUND                                                                                   Period Ended
                                                                              Six Months Ended                      April 30,
                                                                               April 30, 2001                        2001(a)
                                                                                (Unaudited)                        (Unaudited)
                                                                -------------- --------------     --------------- --------------
                                                                   Class A        Class B         Institutional      Class C
                                                                   Shares         Shares          Service Class      Shares
--------------------------------------------------------------- -------------- --------------     --------------- --------------

NET ASSET VALUE - BEGINNING OF PERIOD                               $  7.96          $  7.96         $  8.01         $  8.07

INVESTMENT ACTIVITIES:
Net investment income (loss)                                           0.44             0.42            0.45            0.03
Net realized and unrealized gains (losses) on investments             (0.32)           (0.32)          (0.31)          (0.42)
                                                                     ------           ------          ------          ------
         Total investment activities                                   0.12             0.10            0.14           (0.39)
                                                                     ------           ------          ------          ------
DISTRIBUTIONS:

Net realized gains
Net investment income                                                 (0.44)           (0.42)          (0.45)          (0.03)
                                                                     ------           ------          ------          ------
         Total distributions                                          (0.44)           (0.42)          (0.45)          (0.03)
                                                                     ------           ------          ------          ------
Net increase (decrease) in net asset value                            (0.32)           (0.32)          (0.31)          (0.42)
                                                                     ------           ------          ------          ------
NET ASSET VALUE - END OF PERIOD                                       $7.64            $7.64           $7.70           $7.65
                                                                     ======           ======          ======          ======
         Total Return (excluding sales charge)                         1.61%(b)         1.23%(b)        1.85%(b)       (4.85)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                                    $3,687           $  231         $90,430          $    1
Ratio of expenses to average net assets                                0.95%(c)         1.70%(c)        0.70%(c)        1.22%(c)
Ratio of net investment income to average net assets                  11.34%(c)        10.63%(c)       11.58%(c)        8.51%(c)
Ratio of expenses to average net assets*                               1.12%(c)         2.87%(c)        0.86%(c)        1.22%(c)
Portfolio turnover**                                                  39.66%           39.66%          39.66%          39.66%


---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.

                                                                -------------------------------------------- --------------
NATIONWIDE BOND FUND                                                                                         Period Ended
                                                                             Six Months Ended                  April 30,
                                                                              April 30, 2001                    2001(a)
                                                                                (Unaudited)                   (Unaudited)
                                                                -------------- -------------- -------------- --------------
                                                                   Class A        Class B        Class D        Class C
                                                                   Shares         Shares         Shares         Shares
                                                                   ------         ------         ------         ------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                               $  8.75      $  8.75          $  8.76      $  9.19

INVESTMENT ACTIVITIES:
Net investment income (loss)                                           0.27         0.24             0.28         0.03
Net realized and unrealized gains
  (losses) on investments                                              0.29         0.29             0.30        (0.15)
       Total investment activities                                   ------       ------           ------       ------

DISTRIBUTIONS:                                                         0.56         0.53             0.58        (0.12)
Net realized gains                                                   ------       ------           ------       ------
Net investment income                                                 (0.28)       (0.25)           (0.29)       (0.03)
                                                                    -------      -------          -------      -------
       Total distributions                                            (0.28)       (0.25)           (0.29)       (0.03)
                                                                    -------      -------          -------      -------
Net increase (decrease) in net
   asset value                                                        (0.28)       (0.28)            0.29        (0.15)
                                                                    -------      -------          -------      -------
NET ASSET VALUE - END OF PERIOD                                     $  9.03      $  9.03         $   9.05      $  9.04
                                                                    =======      =======          =======      =======
       Total Return (excluding sales charge)                          6.45%(b)      6.15%(b)         6.68%(b)    (1.28%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                                    $3,844       $2,409         $115,197      $    41
Ratio of expenses to average net assets                                1.11%(c)     1.70%(c)         0.89%(c)     1.65%(c)
Ratio of net investment income to average net assets                   6.15%(c)     5.53%(c)         6.37%(c)     4.93%(c)
Ratio of expenses to average net assets*                                 -            -                (d)        1.74%(c)
Portfolio turnover**                                                  41.26%       41.26%           41.26%(b)    41.26%(b)


---------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no fee reductions in this period.

                                                                -------------------------------------------- --------------
Nationwide Tax-Free Income Fund                                              Six Months Ended                Period Ended
                                                                                                               April 30,
                                                                              April 30, 2001                    2001(a)
                                                                                (Unaudited)                   (Unaudited)
                                                                -------------- -------------- -------------- --------------
                                                                   Class A        Class B        Class D        Class C
                                                                   Shares         Shares         Shares         Shares
                                                                   ------         ------         ------         ------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                               $ 10.04        $ 10.03      $  10.03      $ 10.32
                                                                    -------        -------       -------      -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                           0.24           0.21          0.26         0.01
Net realized and unrealized gains
  (losses) on investments                                              0.14           0.15          0.15        (0.16)
                                                                     ------         ------        ------       ------
       Total investment activities                                     0.38           0.36          0.41        (0.15)
                                                                     ------         ------        ------       ------
DISTRIBUTIONS:
Net investment income                                                 (0.24)         (0.21)        (0.26)       (0.01)
In excess of net investment income                                       --             --            --           --
Net realized gains                                                       --             --            --           --
                                                                    -------        -------       -------      -------
       Total distributions                                            (0.24)         (0.21)        (0.26)       (0.01)
                                                                    -------        -------       -------      -------
Net increase (decrease) in net
   asset value
Net increase (decrease) in net asset value                            (0.14)          0.15          0.15         0.16
                                                                    -------        -------       -------      -------
NET ASSET VALUE - END OF PERIOD                                     $ 10.18        $ 10.18      $  10.18      $ 10.16
                                                                    =======        =======       =======      =======
       Total Return (excluding sales charge)                          3.83%(b)        3.63%(b)      4.07%(b)    (1.42)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                                   $ 3,989        $ 4,494      $200,308      $     1
Ratio of expenses to average net assets                                0.99%(c)       1.59%(c)      0.74%(c)     1.58%(c)
Ratio of net investment income to average net assets                   4.80%(c)       4.20%(c)      5.05%(c)     3.88%(c)
Ratio of expenses to average net assets*                                 -              -             (d)          (d)
Portfolio turnover**                                                   7.16%          7.16%         7.16%        7.16%



---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)      Not annualized.
(c)      Annualized.
(d)      There were no fee reductions in this period.


                                                                -------------------------------------------- --------------
NATIONWIDE GOVERNMENT BOND FUND                                              Six Months Ended                Period Ended
   (formerly the "Nationwide Intermediate U.S. Government                                                      April 30,
   Bond Fund)                                                                 April 30, 2001                    2001(a)
                                                                                (Unaudited)                   (Unaudited)
                                                                -------------- -------------- -------------- --------------
                                                                   Class A        Class B        Class D        Class C
                                                                   Shares         Shares         Shares         Shares
                                                                   ------         ------         ------         ------
                                                                -------------- -------------- -------------- --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                               $ 10.00       $ 10.00          $ 10.01         $ 10.47
                                                                    -------       -------          -------         -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                           0.28          0.25             0.29            0.02
Net realized and unrealized gains
  (losses) on investments                                              0.31          0.31             0.31           (0.17)
                                                                     ------        ------           ------          ------
       Total investment activities                                     0.59          0.56             0.60           (0.15)
                                                                     ------        ------           ------          ------
DISTRIBUTIONS:
Net investment income                                                 (0.28)        (0.25)           (0.29)          (0.02)
In excess of net investment income                                                                      --              --
Net realized gains                                                       --            --               --              --
                                                                    -------       -------          -------         -------
       Total distributions                                            (0.28)        (0.25)           (0.29)          (0.02)
                                                                    -------       -------          -------         -------
Net increase (decrease) in net asset value                             0.31          0.31             0.31           (0.17)
                                                                    -------       -------          -------         -------
NET ASSET VALUE - END OF PERIOD                                     $ 10.31       $ 10.31          $ 10.32         $ 10.30
                                                                    =======       =======          =======         =======
       Total Return (excluding sales charge)                          5.88%(b)       5.58%(b)         5.98%(b)       (1.45%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                                   $54,446        $1,418          $73,840          $  353
Ratio of expenses to average net assets                                0.99%(c)      1.57%(c)         0.78%(c)        1.62%(c)
Ratio of net investment income to average net assets                   5.40%(c)      4.81%(c)         5.58%(c)        4.53%(c)
Ratio of expenses to average net assets*                               1.12%(c)      1.58%(c)         0.81%(c)        1.72%(c)
Portfolio turnover**                                                  80.55%        80.55%           80.55%          80.55%




---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.

                                                                 --------------------------------------------
NATIONWIDE MORLEY ENHANCED INCOME FUND                                        Six Months Ended
                                                                               April 30, 2001
                                                                                 (Unaudited)
                                                                 -------------- -------------- --------------
                                                                    Class A     Institutional  Institutional
                                                                    Shares          Class      Service Class
                                                                    ------          -----      -------------
                                                                 -------------- -------------- --------------


NET ASSET VALUE -
  BEGINNING OF PERIOD                                               $  9.90            $  9.89     $  9.90
                                                                    -------            -------     -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                           0.28               0.30        0.29
Net realized and unrealized gains
  (losses) on investments                                             (0.03)             (0.02)      (0.03)
                                                                     ------             ------      ------
       Total investment activities                                     0.25               0.28        0.26
                                                                     ------             ------      ------
DISTRIBUTIONS:
Net investment income                                                 (0.28)             (0.30)      (0.29)
                                                                     ------             ------      ------
In excess of net investment income
Net realized gains

       Total distributions                                            (0.28)             (0.30)      (0.29)
                                                                    -------            -------     -------
Net increase (decrease) in net asset value                            (0.03)             (0.02)      (0.03)
                                                                    -------            -------     -------
NET ASSET VALUE - END OF PERIOD                                     $  9.87            $  9.87     $  9.87
                                                                    =======            =======     =======
       Total Return (excluding sales charge)                          2.51%(b)            2.84%(b)    2.61%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                                   $   570            $ 3,166     $ 11,754
Ratio of expenses to average net assets                                0.90%(c)           0.45%(c)    0.70%(c)
Ratio of net investment income to average net assets                   5.60%(c)           5.99%(c)    5.82%(c)
Ratio of expenses to average net assets*                               1.73%(c)           1.36%(c)    2.63%(c)
Portfolio turnover**                                                  22.13%             22.13%      22.13%


---------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a)  Not annualized.
(b)  Annualized.

                                                                -----------------------------
   NATIONWIDE MONEY MARKET FUND                                         Six Months Ended
                                                                         April 30, 2001
                                                                          (Unaudited)
                                                                  -------------- --------------
                                                                  Service Class  Prime Shares
                                                                  -------------- --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                               $  1.00        $  1.00
                                                                    -------        -------
INVESTMENT ACTIVITIES:
Net investment income                                                  0.03           0.03
                                                                     ------         ------

       Total investment activities                                     0.03           0.03
                                                                     ------         ------
DISTRIBUTIONS:
Net investment income                                                 (0.03)         (0.03)
                                                                      -----          -----

In excess of net investment income
Net realized gains

       Total distributions                                            (0.03)         (0.03)
                                                                    -------        -------
Net increase (decrease) in net asset value                               --             --
                                                                    -------        -------
NET ASSET VALUE - END OF PERIOD                                     $  1.00        $  1.00
                                                                    =======        =======
       Total Return (excluding sales charge)                           2.59%(a)       2.63%(a)

RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                                  $318,350     $1,348,095
Ratio of expenses to average net assets                                0.75%(b)       0.67%(b)
Ratio of net investment income to average net assets                   5.10%(b)       5.23%(b)
Ratio of expenses to average net assets*                               0.88%(b)            (c)





---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no fee reductions in this period.


   This Supplement is in addition the Supplement dated June 14, 2001. Where a provision of this Supplement and the Supplement dated June 14, 2001 are inconsistent with one another, the provision in this Supplement shall control.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

NATIONWIDE(R) INVESTOR
DESTINATIONS SERIES


Aggressive Fund
Moderately Aggressive Fund
Moderate Fund
Moderately Conservative Fund
Conservative Fund



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.



PROSPECTUS                                                  September __ 2001




[NATIONWIDE(R) LOGO]

         TABLE OF CONTENTS

FUND SUMMARIES..........................    2
Investment Objective....................    3
Principal Strategies....................    3
Principal Risks.........................    5
Performance.............................    7
Fees and Expenses.......................    8

MORE ABOUT THE FUNDS....................   11
Purpose of the Investor Destinations
  Series................................   11
Principal Investment Strategies.........   11
Other Investment Techniques.............   15

MANAGEMENT..............................   16
Investment Adviser......................   16

BUYING, SELLING AND EXCHANGING FUND
  SHARES................................   17
Choosing a Share Class..................   17
Buying Shares...........................   18
Selling Shares..........................   21
Distribution Plan.......................   23
Exchanging Shares.......................   23

DISTRIBUTIONS AND TAXES.................   25
Distributions of Income Dividends.......   25
Distributions of Capital Gains..........   25
Reinvesting Distributions...............   25
State and Local Taxes...................   25
Selling Fund Shares.....................   25
Exchanging Fund Shares..................   25

FINANCIAL HIGHLIGHTS....................   26

ADDITIONAL INFORMATION...........  BACK COVER

         FUND SUMMARIES
This Prospectus provides information about the Nationwide Investor Destinations Series (together, the "Funds") of Nationwide Mutual Funds. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 11. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT SHARE CLASSES

Each Fund has four different share classes -- Class A, Class B, Class C and Service Class shares, but currently only Service Class shares are offered for sale. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares -- Choosing a Share Class" beginning on page 17.

ABOUT EACH FUND GENERALLY

Each Fund is designed to provide an asset allocation option corresponding to different investment goals. Each Fund will invest primarily in other mutual funds which represent each asset class in its target allocation.

This Prospectus includes information on the following Funds:

  Nationwide Investor Destinations Aggressive Fund (formerly Investor
     Destinations Aggressive Fund)

  Nationwide Investor Destinations Moderately Aggressive Fund (formerly Investor
     Destinations Moderately Aggressive Fund)

  Nationwide Investor Destinations Moderate Fund (formerly Investor Destinations
     Moderate Fund)

  Nationwide Investor Destinations Moderately Conservative Fund (formerly
     Investor Destinations Moderately Conservative Fund)

  Nationwide Investor Destinations Conservative Fund (formerly Investor
     Destinations Conservative Fund)

INVESTMENT OBJECTIVE

The investment objective of each Fund is to maximize total investment return. Each Fund will seek this objective through the principal strategies described below.

PRINCIPAL STRATEGIES

THE INVESTOR DESTINATIONS SERIES ARE DESIGNED TO PROVIDE DIVERSIFICATION ACROSS SEVERAL MAJOR ASSET CLASSES BASED ON YOUR TIME HORIZON: U.S. STOCKS (LARGE CAP, MID CAP AND SMALL CAP STOCKS), INTERNATIONAL STOCKS, BONDS AND SHORT-TERM INVESTMENTS. Each Fund in the Investor Destinations Series invests in different combinations of mutual funds (Underlying Funds) and short-term investments as shown below.

The Funds will invest in Underlying Funds which typically invest in stocks, bonds, or other securities with the goal of matching a specific stock or bond index. Each Fund has a target allocation mix of investments among some or all of the six asset classes shown below. The portfolio management team monitors each Fund's holdings and cash flow and will adjust a Fund's asset allocation within the target allocation to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in a Fund's asset allocation.

Set forth below are the six asset classes in which the Funds may invest and the Underlying Funds and short-term investments which the portfolio management team has chosen to represent each asset class.

     Asset Class           Primary Underlying Investment
------------------------------------------------------------
U.S. STOCKS
  LARGE CAP STOCKS      NATIONWIDE S&P 500 INDEX FUND. The
                        Nationwide S&P 500 Index Fund seeks
                        to track the S&P 500 Index, a widely
                        recognized index maintained by
                        Standard & Poor's that includes 500
                        U.S. large-cap stocks.
  MID CAP STOCKS        NATIONWIDE MID CAP MARKET INDEX
                        FUND. The Nationwide Mid Cap Market
                        Index Fund seeks to track the S&P
                        Mid-Cap 400 Index, which includes
                        400 common stocks issued by U.S.
                        mid-capitalization companies.

     Asset Class           Primary Underlying Investment
------------------------------------------------------------
  SMALL CAP STOCKS      NATIONWIDE SMALL CAP INDEX FUND. The
                        Nationwide Small Cap Index Fund
                        seeks to track the Russell 2000
                        Index, which includes 2000 common
                        stocks issued by smaller U.S.
                        capitalization companies.
 ............................................................
INTERNATIONAL STOCKS    NATIONWIDE INTERNATIONAL INDEX
                        FUND. The Nationwide International
                        Index Fund seeks to track the Morgan
                        Stanley International Europe,
                        Australasia and Far East Index,
                        which includes stocks of companies
                        located, or whose stocks are traded
                        on exchanges in, 20 European and
                        Pacific Basin countries.
 ............................................................
BONDS                   NATIONWIDE BOND INDEX FUND. The
                        Nationwide Bond Index Fund seeks to
                        track the Lehman Brothers Aggregate
                        Bond Index, which includes a
                        broad-based mix of U.S.
                        investment-grade bonds with
                        maturities greater than one year.
 ............................................................
SHORT-TERM INVESTMENTS  NATIONWIDE MORLEY ENHANCED INCOME
                        FUND. The Nationwide Morley Enhanced
                        Income Fund seeks to provide a high
                        level of current income while
                        preserving capital and minimizing
                        market fluctuations in an investor's
                        account value by investing in
                        high-grade debt securities.
                        NATIONWIDE MONEY MARKET FUND.
                        The Nationwide Money Market Fund
                        seeks as high a level of current
                        income as is consistent with the
                        preservation of capital and
                        maintenance of liquidity by
                        investing in money market
                        obligations.
                        NATIONWIDE CONTRACT. The Nationwide
                        Contract is a non-registered fixed
                        interest contract issued by
                        Nationwide Life Insurance Company
                        and has a stable principal value.

---------------

The Funds may also invest in other mutual funds chosen to complement the Nationwide Funds and to further diversify each Fund.

The Underlying Funds and short-term investments in which the Funds invest may be changed at any time based on the portfolio management team's judgement.

         Fund Summaries

Below are the specific target allocations for each Fund.

NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND (THE AGGRESSIVE FUND)

The Aggressive Fund will pursue its goal of maximizing total investment return primarily by seeking growth of capital. The Aggressive Fund's allocation focuses on stock investments, both U.S. and international. The Aggressive Fund is generally appropriate for aggressive investors comfortable with risk, investors with long time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

             Asset Classes                 Target Allocation Mix
----------------------------------------------------------------
U.S. Stocks                                          65%
    Large Cap Stocks                40%
    Mid Cap Stocks                  15%
    Small Cap Stocks                10%
 ................................................................
International Stocks                                 30%
 ................................................................
Bonds                                                 5%
 ................................................................
TOTAL ALLOCATION                                    100%

NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND (THE MODERATELY AGGRESSIVE FUND)

The Moderately Aggressive Fund will pursue its goal of maximizing total investment return primarily by seeking growth of capital, but also income. The Moderately Aggressive Fund's allocation is weighted toward stock investments, while including some bonds and short-term investments to reduce volatility. The Moderately Aggressive Fund is generally appropriate for aggressive investors who want to maximize returns over the long-term but who have a tolerance for possible short-term losses or who are looking for some additional diversification. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

             Asset Classes                 Target Allocation Mix
----------------------------------------------------------------
U.S. Stocks                                          55%
    Large Cap Stocks                35%
    Mid Cap Stocks                  15%
    Small Cap Stocks                 5%
 ................................................................
International Stocks                                 25%
 ................................................................
Bonds                                                15%
 ................................................................
Short-Term Investments                                5%
 ................................................................
TOTAL ALLOCATION                                    100%

NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND (THE MODERATE FUND)

The Moderate Fund will pursue its goal of maximizing total investment return by seeking growth of capital and income. The Moderate Fund's allocation is weighted toward stock investments while including a substantial portion in bonds and short-term investments to add income and reduce volatility. The Moderate Fund is generally appropriate for investors who have a lower tolerance for risk than more aggressive investors and are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns. Shorter term allocation may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

             Asset Classes                 Target Allocation Mix
----------------------------------------------------------------
U.S. Stocks                                          45%
    Large Cap Stocks                30%
    Mid Cap Stocks                  10%
    Small Cap Stocks                 5%
 ................................................................
International Stocks                                 15%
 ................................................................
Bonds                                                25%
 ................................................................
Short-Term Investments                               15%
 ................................................................
TOTAL ALLOCATION                                    100%

NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND (THE MODERATELY CONSERVATIVE FUND)

The Moderately Conservative Fund will pursue its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Moderately Conservative Fund's allocation is weighted toward bond investments and short-term investments while including substantial stock investments for long term growth. The Moderately Conservative Fund is generally appropriate for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some market volatility in exchange for greater potential income and growth. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

             Asset Class                 Target Allocation Mix
--------------------------------------------------------------
U.S. Stocks                                        30%
    Large Cap Stocks              20%
    Mid Cap Stocks                10%
 ..............................................................
International Stocks                               10%
 ..............................................................
Bonds                                              35%
 ..............................................................
Short-Term Investments                             25%
 ..............................................................
TOTAL ALLOCATION                                  100%

NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND (THE CONSERVATIVE FUND)

The Conservative Fund will pursue its goal of maximizing total investment return by seeking income and, secondarily, long term growth of capital. The Conservative Fund's allocation focuses on bonds and short-term investments while including some stock investments for long-term growth. The Conservative Fund is generally appropriate for investors who have a low tolerance for risk and whose primary goal is income, who have a short time horizon, or who are not willing to accept much risk, but still seek a small amount of growth. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

            Asset Classes                Target Allocation Mix
--------------------------------------------------------------
U.S. Stocks                                        15%
    Large Cap Stocks              10%
    Mid Cap Stocks                 5%
 ..............................................................
International Stocks                                5%
 ..............................................................
Bonds                                              35%
 ..............................................................
Short-Term Investments                             45%
 ..............................................................
TOTAL ALLOCATION                                  100%

PRINCIPAL RISKS

Because the value of your investment in a Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio management team's ability to assess economic conditions and investment opportunities.

FUND RISK

PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and short-term investments, which means that the investment performance of each Fund is directly related to the investment performance of these underlying investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the underlying investments and the ability of an underlying investment to meet its own investment objective. It is possible that an underlying investment will fail to execute its investment strategies effectively. As a result, an underlying investment may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any underlying investment will be achieved.

ASSET ALLOCATION RISK. Because the Underlying Funds and short-term investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation. As described below, each Fund is subject in varying degrees to stock market risk, bond market risk (primarily interest rate risk and credit risk), selection risk, non-diversified fund risk, the risk of inflation and foreign risk.

RISKS OF THE UNDERLYING INVESTMENTS

The following are risks applicable to the underlying investments and the corresponding asset classes. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. For example, the Aggressive Fund, the Moderately Aggressive Fund and the Moderate Fund will be more impacted by stock market risk because more of their assets will be invested in U.S. and International stocks while the Moderately Conservative Fund and the Conservative Fund will be more impacted by credit risk and interest rate risk because more of their assets will be invested in debt securities.

GENERAL RISKS

SELECTION RISK (ALL ASSET CLASSES). Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

         Fund Summaries

NON-DIVERSIFIED FUND RISK (ALL ASSET CLASSES EXCEPT SHORT-TERM
INVESTMENTS). Generally, index funds are non-diversified funds which means that each may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, an Underlying Fund's risk is increased because some investments have a greater effect on the Underlying Fund's performance. This helps the Underlying Fund's performance when its investments are successful, but also hurts the Underlying Fund's performance when its investments are unsuccessful.

RISKS OF U.S. STOCKS AND INTERNATIONAL STOCKS

STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Underlying Funds have invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID/SMALL CAP RISK (MID CAP STOCKS AND SMALL CAP STOCKS). To the extent an Underlying Fund invests in securities of small capitalization companies, such Underlying Funds investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, its investments involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

RISKS OF BONDS

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Securities in which an Underlying Fund or short-term investment will invest, will generally be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

 Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

RISKS OF SHORT-TERM INVESTMENTS.

The risks that apply to bonds, as described above, also apply to a Fund's short-term investments, but to a lesser degree. This is because a Fund's short-term investments are investing in investments that have shorter maturities and that are often of higher quality than those of the bonds.

PERFORMANCE

No performance information is provided because the Funds did not commence operations until March 31, 2000.

         Fund Summaries

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Currently only Service Class shares are available.

FEE TABLE -- SERVICE CLASS SHARES

Shareholder Fees(1) (fees               Moderately               Moderately
 paid directly from your   Aggressive   Aggressive   Moderate   Conservative   Conservative
       investment)            Fund         Fund        Fund         Fund           Fund
-------------------------------------------------------------------------------------------
Maximum Sales Charge           None         None        None         None           None
(Load) Imposed on
Purchases (as a
percentage of offering
price)
 ...........................................................................................
Maximum Deferred Sales         None         None        None         None           None
Charge (Load) (as a
percentage of offering or
sale price, whichever is
less

Annual Fund Operating
Expense (expenses that               Moderately               Moderately
are deducted from Fund  Aggressive   Aggressive   Moderate   Conservative   Conservative
       assets)             Fund         Fund        Fund         Fund           Fund
----------------------------------------------------------------------------------------
Management Fees            0.13%        0.13%        0.13%       0.13%           0.13%
 ........................................................................................
Distribution and/or        0.25%        0.25%        0.25%       0.25%           0.25%
Service (12b-1) Fees
 ........................................................................................
Other Expenses            56.26%       66.38%      114.45%      32.46%         154.36%
----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND         56.64%       66.76%      114.83%      32.84%         154.74%
OPERATING EXPENSES
 ........................................................................................
AMOUNT OF FEE             56.03%       66.15%      114.22%      32.23%         154.13%
WAIVERS/EXPENSE
REIMBURSEMENTS
----------------------------------------------------------------------------------------
NET EXPENSES AFTER         0.61%        0.61%        0.61%       0.61%           0.61%
WAIVERS(2)

---------------
(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) Villanova Mutual Fund Capital Trust (VMF), the Funds' investment adviser, and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

FEE TABLE -- CLASS A SHARES

Shareholder Fees (1) (fees               Moderately               Moderately
 paid directly from your    Aggressive   Aggressive   Moderate   Conservative   Conservative
       investment)             Fund         Fund        Fund         Fund           Fund
--------------------------------------------------------------------------------------------
Maximum Sales Charge           5.75%        5.75%       5.75%        5.75%          5.75%
(Load) Imposed on
Purchases (as a percentage
of offering price)(2)
 ............................................................................................
Maximum Deferred Sales          None         None        None         None           None
Charge (Load) (as a
percentage of offering or
sale price, whichever is
less)(3)

 Annual Fund Operating
Expenses (expenses that               Moderately               Moderately
are deducted from Fund   Aggressive   Aggressive   Moderate   Conservative   Conservative
        assets)             Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Management Fees              0.13%        0.13%       0.13%        0.13%          0.13%
 .........................................................................................
Distribution and/or          0.25%        0.25%       0.25%        0.25%          0.25%
Service (12b-1) Fees
 .........................................................................................
Other Expenses             393.92%      395.72%     392.53%      438.11%        441.59%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND          394.30%      396.10%     392.91%      438.49%        441.97%
OPERATING EXPENSES
 .........................................................................................
AMOUNT OF FEE              393.59%      395.39%     392.20%      437.78%        441.26%
WAIVERS/EXPENSE
REIMBURSEMENTS
-----------------------------------------------------------------------------------------
NET EXPENSES AFTER           0.71%        0.71%       0.71%        0.71%          0.71%
WAIVERS(4)

---------------
(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C Sales Charges."

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without sales charges.

(4) VMF and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

FEE TABLE -- CLASS B SHARES

Shareholder Fees (fees                Moderately               Moderately
paid directly from your  Aggressive   Aggressive   Moderate   Conservative   Conservative
    investment) (1)         Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Maximum Sales Charge         None         None        None         None           None
(Load) Imposed on
Purchases (as a
percentage of offering
price)
 .........................................................................................
Maximum Deferred Sales      5.00%        5.00%       5.00%        5.00%          5.00%
Charge (Load) (as a
percentage of offering
or sale price,
whichever is less)(2)

 Annual Fund Operating
Expenses (expenses that               Moderately               Moderately
are deducted from Fund   Aggressive   Aggressive   Moderate   Conservative   Conservative
        assets)             Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Management Fees             0.13%        0.13%       0.13%        0.13%          0.13%
 .........................................................................................
Distribution and/or         1.00%        1.00%       1.00%        1.00%          1.00%
Service (12b-1) Fees
 .........................................................................................
Other Expenses            392.27%      396.35%     392.38%      438.48%        442.00%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND         393.40%      397.48%     393.51%      439.61%        443.13%
OPERATING EXPENSES
 .........................................................................................
AMOUNT OF FEE WAIVED      392.09%      396.17%     392.20%      438.30%        441.82%
EXPENSE REIMBURSEMENTS
-----------------------------------------------------------------------------------------
NET EXPENSES AFTER          1.31%        1.31%       1.31%        1.31%          1.31%
WAIVERS(3)

---------------
(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares."

(3) VMF and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

FEE TABLE -- CLASS C SHARES

Shareholder Fees (fees                Moderately               Moderately
paid directly from your  Aggressive   Aggressive   Moderate   Conservative   Conservative
    investment) (1)         Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Maximum Sales Charge        1.00%        1.00%       1.00%        1.00%          1.00%
(Load) Imposed on
Purchases (as a
percentage of offering
price)
 .........................................................................................
Maximum Deferred Sales      1.00%        1.00%       1.00%        1.00%          1.00%
Charge (Load) (as a
percentage of offering
or sale price,
whichever is less)(2)

 Annual Fund Operating
Expenses (expenses that               Moderately               Moderately
are deducted from Fund   Aggressive   Aggressive   Moderate   Conservative   Conservative
        assets)             Fund         Fund        Fund         Fund           Fund
-----------------------------------------------------------------------------------------
Management Fees             0.13%        0.13%       0.13%        0.13%          0.13%
 .........................................................................................
Distribution and/or         1.00%        1.00%       1.00%        1.00%          1.00%
Service (12b-1) Fees
 .........................................................................................
Other Expenses            392.27%      396.35%     392.38%      438.48%        442.00%
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND         393.40%      397.48%     393.51%      439.61%        443.13%
OPERATING EXPENSES
 .........................................................................................
AMOUNT OF FEE WAIVED      392.09%      396.17%     392.20%      438.30%        441.82%
EXPENSE REIMBURSEMENTS
-----------------------------------------------------------------------------------------
NET EXPENSES AFTER          1.31%        1.31%       1.31%        1.31%          1.31%
WAIVERS(3)

---------------
(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(3) VMF and the Funds have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Funds are authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Funds to exceed the expense limitations noted above. Each Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

         Fund Summaries

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers in place.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Aggressive Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Moderately Aggressive
Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Moderate Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Moderately Conservative
Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994
Conservative Fund
  Class A Shares           $643    $1,438    $2,248     $4,345
  Class B Shares           $633    $1,271    $2,026     $4,039
  Class C Shares           $332    $1,062    $1,908     $4,098
  Service Class Shares     $ 62    $  906    $1,766     $3,994

You would pay the following expenses on the same investment if you did not sell your shares:(2)

                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Aggressive Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098
Moderately Aggressive
Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098
Moderate Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098

                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Moderately Conservative
Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098
Conservative Fund
  Class B Shares           $133    $  971    $1,826     $4,039
  Class C Shares           $232    $1,062    $1,908     $4,098

---------------
(1) In addition to the Expense limitations in place through February 28, 2002 and listed in "Net Expenses After Waiver" in the table above, VMF has entered in to a written contract limiting expenses to not more than 4% for a nine-year period beginning March 1, 2002. This limit is reflected in the 3 year, 5 year and 10 year examples above. Additional expense limitations may be put in place in the future.

(2) Expenses paid on the same investment in Class A and Service Class shares do not change whether or not you sell your shares.

INDIRECT EXPENSES PAID BY THE FUNDS

Because the Funds invest primarily in Underlying Funds, they will be shareholders of those funds and will indirectly bear a proportionate share of the applicable expenses of the Underlying Funds (including management fees). These Underlying Fund fees are in addition to the fees and expenses described in the Funds' fee tables above. Depending on which Underlying Funds are held by a Fund and in what proportion, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Fund, based on the expense ratios after fee waivers and reimbursements of the Underlying Funds for their most recent fiscal year and each Fund's target allocation as described above. Based on these hypothetical calculations, the combined average expense ratio for the Underlying Funds that is borne indirectly by each of the Funds would have been the following:
Aggressive Fund                                                            0.29%
Moderately Aggressive Fund                                                 0.29%
Moderate Fund                                                              0.28%
Moderately Conservative Fund                                               0.28%
Conservative Fund                                                          0.27%

Expenses will differ depending on how the Funds allocate assets among the Underlying Funds.

         MORE ABOUT THE FUNDS

PURPOSE OF THE INVESTOR DESTINATIONS SERIES

The Funds are designed:

  - To help achieve an investor's retirement savings objectives through asset allocation.
  - To maximize long-term total returns at an acceptable level of risk.
  - To allow for easy asset allocation.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances. Through exchanges among the Funds, investors can adjust their investment strategies when one or more of these factors change. Most investors usually move into more conservatively managed Funds as they near retirement or other investment goals.

PRINCIPAL INVESTMENT STRATEGIES

The Investor Destinations Series are designed to provide diversification across major asset classes based on your time horizon as described in the Fund Summaries.

Set forth below is each Fund's target allocation for its underlying investments. Actual allocation may vary over short periods; however, the strategy should generally approximate the target allocation.

                                   Moderately             Moderately
     Underlying        Aggressive  Aggressive  Moderate  Conservative  Conservative
     Investments          Fund        Fund       Fund        Fund          Fund
-----------------------------------------------------------------------------------
U.S. STOCKS:
 ...................................................................................
Nationwide S&P 500
  Index                       40%         35%       30%           20%           10%
 ...................................................................................
Mid Cap Index Funds           15%         15%       10%           10%            5%
 ...................................................................................
Small Cap Index Funds         10%          5%        5%            0%            0%
 ...................................................................................
INTERNATIONAL STOCKS:
 ...................................................................................
International Index
  Funds                       30%         25%       15%           10%            5%
 ...................................................................................
BONDS:
 ...................................................................................
Bond Index Funds               5%         15%       25%           35%           35%
 ...................................................................................
SHORT-TERM
INVESTMENTS:
 ...................................................................................
Morley Enhanced
  Income Fund                  0%        2.5%      7.5%         12.5%           20%
 ...................................................................................
Nationwide Money
  Market Fund                  0%          0%        0%            0%            5%
 ...................................................................................
Nationwide Contract:           0%        2.5%      7.5%         12.5%           20%
 ...................................................................................
TOTAL ALLOCATION             100%        100%      100%          100%          100%

         More About the Funds

STRUCTURE OF THE FUNDS. As discussed above, each of the Investor Destinations Series invests in Underlying Funds and short-term investments. The following is a chart showing the asset classes in which the Funds invest and the corresponding underlying investments:

[INVESTMENT CHART]

ASSET CLASSES AND UNDERLYING INVESTMENTS OF THE FUNDS

The asset classes present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an asset class. Please refer to "Risks of the Underlying Investments" on page 5, for a discussion of some of these risks. Additional information about the investment strategies and the risks of the Funds is included above and in the Statement of Additional Information (SAI).

An investor generally could invest in an Underlying Fund directly. Because an investor is investing indirectly through the Investor Destinations Series, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees) as well as the expenses of the Fund. The Underlying Funds, Nationwide Money Market Fund and Nationwide Morley Enhanced Income Fund will not charge any sales load when selling shares to the Funds. There is also no sales charge on the Nationwide Contract.

The following is a description of the underlying investments for each asset class. Each Fund may invest in these underlying investments as provided in its target allocation mix.

U.S. STOCKS -- LARGE CAP STOCKS

The Funds will invest in the Nationwide S&P 500 Index Fund. The Nationwide S&P 500 Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500(1) Composite Stock Price Index. The S&P 500 is a marketed-weighted index composed of 500 selected common stocks chosen by Standard & Poor's (S&P) based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

The S&P 500 Index Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. The S&P 500 Index Fund will be substantially invested in securities in the S&P 500, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the S&P 500.

The S&P 500 Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P 500, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund chooses investments

---------------

(1) "Standard & Poor's", "S&P", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information (SAI).

so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

U.S. STOCKS -- MID CAP STOCKS

The Funds may invest in the Nationwide Mid Cap Market Index Fund. The Nationwide Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index (S&P 400) as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Mid Cap Market Index Fund invests in the common stocks in the S&P 400 in roughly the same proportions as their weightings in the S&P 400 and in derivative instruments linked to the S&P 400. The Mid Cap Market Index Fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Mid Cap Market Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. Because the Mid Cap Market Index Fund seeks to invest in assets whose performance matches the performance of the S&P 400, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.

The Funds may also invest in other mid cap index funds which seek to match the performance of the S&P 400.

U.S. STOCKS -- SMALL CAP STOCKS

The Funds may invest in the Nationwide Small Cap Index Fund. The Nationwide Small Cap Index Fund seeks to match the performance of the Russell 2000 Index (Russell 2000) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses. The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Small Cap Index Fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Small Cap Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. Because the Small Cap Index Fund seeks to invest in assets whose performance matches the performance of the Russell 2000, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Small Cap Index Fund may also engage in securities lending.

The Funds may also invest in other small cap index funds which seek to match the performance of the Russell 2000.

INTERNATIONAL STOCKS

The Funds may invest in the Nationwide International Index Fund. The Nationwide International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE Index) as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE index is based on the market capitalization of each of the countries in the index.

The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The International Index Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The International Index Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. Because the International Fund seeks to invest in assets whose performance matches the performance of the EAFE Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The International Index Fund may also engage in securities lending.

The Funds may also invest in other international index funds which seek to match the performance of the EAFE Index.

BONDS

The Funds may invest in the Nationwide Bond Index Fund. The Nationwide Bond Index Fund seeks to match the performance of the Lehman Brothers Aggregate Bond Index (Aggregate Bond Index) as closely as possible before the

         More About the Funds

deduction of Bond Index Fund expenses. The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds of different types.

The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Bond Index Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Bond Index Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. Government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. Because the Bond Index Fund seeks to invest in assets whose performance matches the performance of the Aggregate Bond Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Bond Index Fund may also engage in securities lending.

The Funds may also invest in other bond index funds which seek to match the performance of the Aggregate Bond Index.

SHORT-TERM INVESTMENTS

EACH FUND MAY INVEST IN THE FOLLOWING SHORT-TERM INVESTMENTS:

NATIONWIDE MORLEY ENHANCED INCOME FUND. The Nationwide Morley Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value. To achieve its goals, under normal market conditions, the Enhanced Income Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Enhanced Income Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Enhanced Income Fund invests pay interest on either a fixed-rate or variable-rate basis. The Enhanced Income Fund will be managed so that its duration will not exceed two years. The Enhanced Income Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value.

Depending on market conditions, the Enhanced Income Fund may also enter into book value maintenance agreements (wrap contracts) with one or more highly rated financial institutions for the purpose of maintaining some of the Enhanced Income Fund's assets at a stable book value.

When selecting securities for the Fund, the Enhanced Income Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Enhanced Income Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund.

The Enhanced Income Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the potential availability and use of wrap contracts will enable the Enhanced Income Fund to meet its investment objective of limited fluctuation of the Enhanced Income Fund's net asset value, although there can be no guarantee that the Fund will meet its objectives.

NATIONWIDE MONEY MARKET FUND. Nationwide Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Nationwide Money Market Fund may also invest in floating-and adjustable-rate obligations and asset-backed commercial paper. Typically, the Nationwide Money Market Fund's dollar-weighted average maturity will be 90 days or less.

The Nationwide Money Market Fund invests in securities which its portfolio manager believes to have the best return potential. Because the Nationwide Money Market Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs to maintain target allocations and to take advantage of more favorable opportunities.

THE NATIONWIDE CONTRACT. Each of the Funds (except the Aggressive Fund) will invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds holding a contract will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

OTHER INVESTMENT TECHNIQUES

The SAI contains additional information about the Funds, the Underlying Funds, and the short-term investments including other investment techniques. To obtain a copy of the SAI, see the back cover page of the Prospectus.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, certain Underlying Funds may invest up to 100% of its assets in cash or money market obligations. Should this occur, an Underlying Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. VMF was organized in 1999 and advises mutual funds. As of June 30, 2001, VMF and its affiliates had approximately
$     billion in assets under management.

VMF initially allocates each Fund's assets among the underlying investments as described above. VMF also monitors these allocations and the assumptions upon which they were made. VMF also monitors market conditions and other factors that could influence these allocations.

The annual management fee payable by the Funds to VMF, expressed as a percentage of the Funds' average daily net assets, is as follows:

                    Fund                         Fee
-----------------------------------------------------
The Aggressive Fund                              0.13%
 .....................................................
The Moderately Aggressive Fund                   0.13%
 .....................................................
The Moderate Fund                                0.13%
 .....................................................
The Moderately Conservative Fund                 0.13%
 .....................................................
The Conservative Fund                            0.13%

Each Fund, as a shareholder of the underlying investments, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying investments. VMF believes, and the Board of Trustees has determined, that the management fees paid by the Funds are for services that are in addition to -- not duplicative of -- the services provided to the underlying investments. These services include the asset allocation and monitoring functions provided by VMF.

Each Fund is managed by a team of portfolio managers and research analysts which is supervised by William H. Miller, Sr. Portfolio Manager and Interim Chief Investment Officer of VMF. Prior to July 1999 when Mr. Miller joined VMF, he held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager Delaware Management Company (1994-1997); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).

         BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

Currently, only Service Class shares, which are available to a limited group of institutional investors (as described below), are being sold. In the future, Class A, Class B and Class C shares may be sold.

The following sales charges will generally apply:

Front-end sales charge when you purchase:
  Class A shares
  Class C shares

Contingent Deferred Sales Charge (CDSC)(1):
  Class B shares if you sell your shares within six years of purchase Class C shares if you sell your shares within one year of purchase

No Sales Charges on Service Class shares

Sales charges are paid to the Funds' distributor (the Distributor), which either retains them or pays them to a selling representative. Nationwide Advisory Services, Inc. is currently the Funds' Distributor. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Funds' Distributor.

Class A, Class B, Class C, and Service Class shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.
Class A and Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.

If you want lower annual fund expenses, Class A shares (and Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Funds reserve the right to reject an order of $250,000 or more for Class B shares and $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

For investors who are eligible to purchase Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares. Service Class shares are currently offered to tax deferred retirement plans either directly or through a group annuity contract.

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:

           Class A shares                           Class B shares                           Class C shares
-----------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a      No front-end sales charge, so your       Front-end sales charge means that a
portion of your initial investment       full investment immediately goes         portion of your initial investment
goes toward the sales charge, and is     toward buying shares                     goes toward the sales charge and is
not invested                                                                      not invested Front-end sales charge
                                                                                  on Class C is lower than Class A
 .......................................................................................................................
Reductions and waivers of the sales      No reductions of the CDSC available,     Like Class B shares, no reductions of
charge available                         but waivers available                    the CDSC are available, but waivers
                                                                                  are available
 .......................................................................................................................
Lower expenses than Class B and Class    Higher distribution and service fees     Higher distribution and service fees
C shares mean higher dividends per       than Class A shares mean higher fund     than Class A shares mean higher fund
share                                    expenses and lower dividends per         expenses and lower dividends per
                                         share                                    share
 .......................................................................................................................
Conversion features are not              After seven years, Class B shares        Unlike Class B shares, Class C shares
applicable                               convert into Class A shares, which       do not automatically convert into
                                         reduces your future fund expenses        another class
 .......................................................................................................................
No sales charge when shares are sold     CDSC if shares are sold within six       CDSC of 1% is applicable if shares
back to the Fund(1)                      years: 5% in the first year, 4% in       are sold in the first year after
                                         the second, 3% in the third and          purchase
                                         fourth years, 2% in the fifth, and 1%
                                         in the sixth year
 .......................................................................................................................
No maximum investment limit              Investments of $250,000 or more may      Investments of $1,000,000 or more may
                                         be rejected(2)                           be rejected(3)

---------------

(1) A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.

(2) This limit was calculated based on a seven year holding period.

(3) This limit was calculated based on a one year holding period.

         Buying, Selling and Exchanging Fund Shares

BUYING SHARES

PURCHASE PRICE The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charges. A separate NAV is calculated for each class of shares of a Fund. Generally, the NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class of shares is determined by dividing the total market value of the securities owned by a Fund allocated to such class, less liabilities allocated to such class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

MINIMUM INVESTMENTS --
CLASS A, CLASS B AND CLASS C SHARES

To open an account (per Fund)                                              $1000
 ................................................................................
Through the Automatic Asset
Accumulation plan
per transaction                                                              $25
 ................................................................................
Additional investments
(Per Fund)                                                                  $100
--------------------------------------------------------------------------------

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.
The Funds do not calculate NAV on the following days:

  - New Year's Day
  - Martin Luther King Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Christmas Day
  - other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine NAV when:

  - It has not received any orders to purchase, sell, or exchange shares.
  - Changes in the value of that Fund's portfolio do not affect the NAV.
If current prices are not available for a security, or if Villanova SA Capital Trust (VSA) as the Fund's administrator, or its agent, determines that a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's or an Underlying Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

CLASS A AND CLASS C SALES CHARGES

CLASS A SHARES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

                                                    Sales charge
                                   Sales charge       as % of
                                     as % of         net amount
Amount of purchase                offering price      invested
----------------------------------------------------------------
Less than $50,000                 5.75%             6.10%
 ................................................................
$50,000 to $99,999                4.50              4.71
 ................................................................
$100,000 to $249,999              3.50              3.63
 ................................................................
$250,000 to $499,999              2.50              2.56
 ................................................................
$500,000 to $999,999              2.00              2.04
 ................................................................
$1 million to $24,999,999         0.50              0.50
 ................................................................
$25 million or more               0.25              0.25

CLASS C SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A FINDERS' FEES

For certain sales of Class A shares at net asset value to employer sponsored retirement plans (other than those investing in the Funds through a variable insurance product), which are subject to a CDSC as described below, the Funds will pay a finder's fee to the dealer at the time of purchase. For the dealer to be eligible for the finder's fee, the following requirements apply:

  - The purchase of shares must be made by one employer-sponsored retirement plan within a twelve month period from the initial purchase of any Nationwide Mutual Funds (Nationwide Funds) Class A shares.
  - The purchase can be made in any combination of Nationwide Funds.

  - The employer sponsored plan will be subject to a CDSC for shares redeemed in any employer initiated redemption within the first three years of purchase (the applicable CDSC will be charged as described below).

If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

  - 1.00% for sales of the Nationwide Funds of $1 million and more but less than $3 million.

  - 0.50% for sales of the Nationwide Funds of $3 million and more but less than $50 million.

  - 0.25% for sales of the Nationwide Funds of $50 million or more.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

  - AN INCREASE IN THE AMOUNT OF YOUR INVESTMENT. The table above shows how the sales charge decreases as the amount of your investment increases.

  - FAMILY MEMBER DISCOUNT. Members of your family who live at the same address can combine investments in the Nationwide Funds (except purchases of the Nationwide Money Market Fund), possibly reducing the sales charge.

  - LIFETIME ADDITIONAL DISCOUNT. You can add the value of any of the Nationwide Funds Class A shares you already own (except the Nationwide Money Market Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.

  - INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

  - NO SALES CHARGE ON A REPURCHASE. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

  - LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchasers:

  - Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
  - Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
  - Any person who pays for the shares with the proceeds of one of the following:
     - Sales of non-Nationwide mutual fund shares
     - Sales of Class D shares of a Nationwide Fund if the new Fund purchased does not have Class D shares and Class A shares of a Fund are purchased instead
     To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).
  - Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.
  - Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts).
  - Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and

         Buying, Selling and Exchanging Fund Shares

    immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF and VSA and their affiliates.
  - Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperatives, Inc.

Additional investors eligible for sales charge waivers may be found in the SAI.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When you buy shares, be sure to specify the class of shares. If you don't choose a class, your investment will be made in Class A shares. Eligible entities wishing to purchase Service Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases.

BY MAIL. Complete and mail the application with a check or money order made payable to: Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use Nationwide Funds NOW to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be placed at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.nationwidefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NATIONWIDE FUNDS NOW                                              1-800-637-0012
Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE                                                  1-800-848-0920
Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Time (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5:00 p.m. Eastern Time).

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING SHARES

You can sell or, in other words, redeem, your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Funds receive your properly completed order to sell in their offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

 Properly completed orders contain all necessary paperwork to authorize and complete the transaction.
 The Funds may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if any emergency exists.

SIGNATURE GUARANTEE -- CLASS A, CLASS B, AND CLASS C SHARES

A signature guarantee is required under the following circumstances:

  - if your account address has changed within the last 10 business days, or
  - if the redemption check is made payable to anyone other than the registered shareholder, or
  - if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
  - if the proceeds are mailed to any address other than the address of record, or
  - if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:

                                                                              7 years
Sale within              1 year  2 years  3 years  4 years  5 years  6 years  or more
--------------------------------------------------------------------------------------
Sales charge               5%    4%       3%       3%       2%       1%       0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge and for which a finder's fee has been paid (other than those

         Buying, Selling and Exchanging Fund Shares

investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased them.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC you paid into your account. We will waive the CDSC if the Class B or Class C shares are sold following the death or disability of the shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawal from IRA account after age 70 1/2 years. For more information, see the SAI.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer back to the section entitled "Signature
Guarantee -- Class A, Class B and Class C Shares" above. Eligible entities wishing to sell Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use Nationwide Funds NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Time to learn the day's closing share price.

 CAPITAL GAINS TAXES
 If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and
 Taxes -- Selling Fund Shares" on page 25.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request a check payable to the shareholder of record be mailed to the address of record. You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the Customer Service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and a Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want the Funds to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers or other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.nationwidefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods, as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES -- CLASS A, CLASS B AND CLASS C SHARES
We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts. For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN
In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits each class of the Funds to compensate the Distributor for expenses associated with distributing such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES
Under the Distribution Plan, the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

                                                                 As a % of daily net
                         Class                                         assets
--------------------------------------------------------------------------------------------
Class A shares                                           0.25% (distribution or service fee)
 ............................................................................................
Class B shares                                           1.00% (0.25% service fee)
 ............................................................................................
Class C shares                                           1.00% (distribution or service fee)
 ............................................................................................
Service shares                                           0.25% (distribution or service fee)

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES
You can exchange the shares you own for shares of another Fund within Nationwide Funds (except the Nationwide Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Nationwide Funds, but you cannot exchange Class A shares for Class B, Class C or Service Class shares.

 CAPITAL GAINS TAXES
 Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes.
 Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see
 "Distributions and Taxes -- Exchanging Fund Shares" on page 25.

Generally, there is no sales charge for exchanges of Class B, Class C or Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange Prime Shares of the Nationwide Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A and Class B shares of the Fund. If you exchange Class B shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold shares in the Money Market Fund will not be counted

         Buying, Selling and Exchanging Fund Shares

for purposes of calculating any CDSC. If you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B (or certain Class A) shares, the time you held the Class B (or Class A) shares prior to the exchange will be counted for purposes of calculating the CDSC.

The Board of Trustees has approved holding a shareholder meeting for the Prestige Balanced and Prestige International Funds; at the meeting, shareholders of each of these funds will be asked to approve its liquidation. Because it is anticipated that these funds will be liquidated shortly after shareholder approval is obtained, beginning March 1, 2001, you may no longer exchange into the Prestige Balanced or Prestige International Funds.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares -- How to place your purchase order" on page 20 or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling Nationwide Funds NOW, our automated voice-response system, or by logging on to our website at www.nationwidefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE EXCHANGE ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund into another Nationwide Fund if you have held those shares for less than 90 days (30 days for the Gartmore Growth 20 Fund):

                  FUND                    EXCHANGE FEE
                  ----                    ------------
Gartmore Emerging Markets Fund..........      2.00%
Gartmore International Growth Fund......      2.00%
Gartmore International Small Cap Growth
  Fund..................................      2.00%
Gartmore Global Leaders Fund............      2.00%
Gartmore Global Technology and
  Communications Fund...................      2.00%
Gartmore Growth 20 Fund.................      2.00%
Gartmore Millennium Growth Fund.........      1.50%
Gartmore Value Opportunities Fund.......      1.50%
Nationwide Small Cap Fund...............      1.50%

The exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee will only apply to shares of the applicable Funds purchased, or exchanged for, after June 18, 2001. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

         DISTRIBUTIONS AND TAXES
The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the calendar year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment in cash in writing if distributions are in excess of $5. You may be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.)

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another fund within the Nationwide Funds family for another fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of a Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Except for the information for the period ended April 30, 2001, this information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual report, which is available upon request. Class C shares had not been offered to the public as of April 30, 2001.

                                                                    INVESTOR DESTINATIONS SERIES
                                                                        SERVICE CLASS SHARES
                                                --------------------------------------------------------------------
                                                                  PERIOD ENDED OCTOBER 31, 2000(a)
                                                --------------------------------------------------------------------
                                                                 MODERATELY                 MODERATELY
                                                CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                    FUND            FUND          FUND         FUND          FUND
                                                ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 10.00         $ 10.00       $ 10.00      $ 10.00       $ 10.00
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       0.24(+)         0.16(+)       0.11(+)      0.07(+)      (0.01)(+)
  Net realized and unrealized (loss)                (0.09)(+)       (0.14)(+)     (0.22)(+)    (0.47)(+)     (0.62)(+)
                                                  -------         -------       -------      -------       -------
     Total investment activities                     0.15            0.02         (0.11)       (0.40)        (0.63)
                                                  -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                             (0.15)          (0.12)        (0.07)       (0.01)           --
                                                  -------         -------       -------      -------       -------
     Total distributions                            (0.15)          (0.12)        (0.07)       (0.01)           --
                                                  =======         =======       =======      =======       =======
NET ASSET VALUE -- END OF PERIOD                  $ 10.00         $  9.90       $  9.82      $  9.59       $  9.37
Total Return (excluding sales charges)               1.57%(d)        0.18%(d)     (1.10)%(d)   (4.04)%(d)    (6.30)%(d)

RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)               $   492         $ 2,231       $   871      $   998       $ 1,410
  Ratio of expenses to average net assets            0.61%(b)        0.61%(b)      0.61%(b)     0.61%(b)      0.61%(b)
  Ratio of expenses to average net assets*         154.74%(b)       32.84%(b)    114.83%(b)    66.76%(b)     56.64%(b)
  Ratio of net investment income (loss) to
     average net assets                              4.32%(b)        2.85%(b)      2.04%(b)     1.23%(b)     (0.11)%(b)
  Portfolio turnover rate(c)                       449.16%(d)      425.17%(d)    366.93%(d)   270.89%(d)    253.64%(d)

---------------

(*) Ratios calculated as if no fees were waived and/or expenses reimbursed.

(+) Calculated using average daily shares outstanding for the period.

(a) The Service Class shares commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

         FINANCIAL HIGHLIGHTS

                                                                    INVESTOR DESTINATIONS SERIES
                                                                   SERVICE CLASS SHARES UNAUDITED
                                                --------------------------------------------------------------------
                                                                 SIX MONTHS ENDED APRIL 30,2001(+)
                                                --------------------------------------------------------------------
                                                                 MODERATELY                 MODERATELY
                                                CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                    FUND            FUND          FUND         FUND          FUND
                                                ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 10.00         $  9.90       $  9.82      $  9.59       $  9.37
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       0.22(+)         0.21(+)       0.12         0.10          0.07
  Net realized and unrealized (loss)                (0.08)(+)       (0.29)(+)     (0.44)       (0.64)        (0.78)(+)
                                                  -------         -------       -------      -------       -------
     Total investment activities                     0.14            0.08         (0.32)       (0.12)        (0.71)
                                                  -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                             (0.20)          (0.18)        (0.11)       (0.12)        (0.09)
                                                  -------         -------       -------      -------       -------
     Total distributions                            (0.20)          (0.18)        (0.11)       (0.12)        (0.09)
                                                  =======         =======       =======      =======       =======
NET ASSET VALUE -- END OF PERIOD                  $  9.94         $  9.64       $  9.39      $  8.93       $  8.57
Total Return (excluding sales charges)               1.44%(d)       (0.74)%(b)    (3.24)%(b)   (5.66)%(b)    (7.60)%(b)

RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)               $ 5,318         $ 4,268       $17,050      $ 6,459       $ 5,509
  Ratio of expenses to average net assets            0.61%(c)        0.61%(c)      0.61%(c)     0.61%(c)      0.61%(c)
  Ratio of expenses to average net assets            4.57%(b)        4.29%(c)      2.64%(c)     2.37%(c)      1.59%(c)
  Ratio of net investment income (loss) to
     average net assets*                             4.22%(b)        4.43%(c)      2.54%(c)     4.03%(b)     (4.25)%(c)
  Portfolio turnover rate(**)                       50.73%(d)       69.74%        70.07%       65.37%        36.29%(d)

---------------

 (*) Ratios calculated as if no expenses were waived and/or reimbursed.

(**) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

 (b) Not Annualized.

 (c) Annualized.

See notes to financial statements.

                                                                  INVESTOR DESTINATIONS SERIES
                                                                         CLASS A SHARES
                                              --------------------------------------------------------------------
                                                                PERIOD ENDED OCTOBER 31, 2000(a)
                                              --------------------------------------------------------------------
                                                               MODERATELY                 MODERATELY
                                              CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                  FUND            FUND          FUND         FUND          FUND
                                              ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD          $ 10.00         $ 10.00       $ 10.00      $ 10.00       $ 10.00
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     0.23(+)         0.18(+)       0.11(+)      0.06         (0.02)
  Net realized and unrealized (loss)              (0.08)(+)       (0.17)(+)     (0.23)(+)    (0.47)        (0.65)
                                                -------         -------       -------      -------       -------
     Total investment activities                   0.15            0.01         (0.12)       (0.41)        (0.63)
                                                -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                           (0.16)          (0.12)        (0.07)          --            --
                                                -------         -------       -------      -------       -------
     Total distributions                          (0.16)          (0.12)        (0.07)          --            --
                                                -------         -------       -------      -------       -------
NET ASSET VALUE -- END OF PERIOD                $  9.99         $  9.89       $  9.81      $  9.59       $  9.37
                                                =======         =======       =======      =======       =======
Total Return (excluding sales charges)             1.49%(d)        0.10%(d)     (1.21)%(d)   (4.08)%(d)     6.30%(d)
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)             $    10         $    10       $    10      $    10       $     9
  Ratio of expenses to average net assets          0.71%(b)        0.71%(b)      0.71%(b)     0.71%(b)      0.71%(b)
  Ratio of expenses to average net assets*       441.97%(b)      438.49%(b)    392.91%(b)   396.10%(b)    394.30%(b)
  Ratio of net investment income (loss) to
     average net assets                            3.86%(b)        3.02%(b)      1.97%(b)     1.10%(b)      0.34%(b)
  Portfolio turnover rate(c)                     449.16%(d)      425.17%(d)    366.93%(d)   270.89%(d)    253.64%(d)

---------------

(*) Ratios calculated as if no fees were waived and/or expenses reimbursed.

(+) Calculated using the average daily shares outstanding for the period.

(a) The Class A shares commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

                                                                  INVESTOR DESTINATIONS SERIES
                                                                    CLASS A SHARES UNAUDITED
                                              --------------------------------------------------------------------
                                                               SIX MONTHS ENDED APRIL 30, 2001(+)
                                              --------------------------------------------------------------------
                                                               MODERATELY                 MODERATELY
                                              CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                  FUND            FUND          FUND         FUND          FUND
                                              ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD          $  9.99         $  9.89       $  9.81      $  9.59       $  9.37
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     0.24            0.21          0.13         0.09          0.09
  Net realized and unrealized (loss)              (0.10)          (0.29)        (0.45)       (0.64)        (0.81)
                                                -------         -------       -------      -------       -------
     Total investment activities                   0.14           (0.08)        (0.32)       (0.55)        (0.72)
                                                -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                           (0.20)          (0.18)        (0.11)       (0.12)        (0.09)
                                                -------         -------       -------      -------       -------
     Total distributions                          (0.20)          (0.18)        (0.11)       (0.12)        (0.09)
                                                -------         -------       -------      -------       -------
NET ASSET VALUE -- END OF PERIOD                $  9.93         $  9.63       $  9.38      $  8.92       $  8.56
                                                =======         =======       =======      =======       =======
Total Return (excluding sales charges)             1.41%(b)       (0.76)%(b)    (3.28)%(b)   (5.78)%(b)    (7.64)%(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)             $    10         $    10       $    10      $     9       $     9
  Ratio of expenses to average net assets          0.71%(c)        0.71%(c)      0.71%(c)     0.71%(c)      0.71%(c)
  Ratio of expenses to average net assets          4.94%(c)        4.31%(c)      2.91%(c)     2.03%(c)      2.06%(c)
  Ratio of net investment income (loss) to
     average net assets*                          11.84%(c)        4.79%(c)      3.43%(c)     4.12%(c)      5.43%(c)
  Portfolio turnover rate**                       50.73%          69.74%        70.07%       65.37%        36.29%

---------------

 * Ratios calculated as if no expenses were waived and/or reimbursed.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(+) Net investment income (loss) is based on average shares outstanding during the period.

(a) For the period from March 31, 2000 (commencement of operations) through October 31. 2000.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

         Financial Highlights

                                                                    INVESTOR DESTINATIONS SERIES
                                                                           CLASS B SHARES
                                                --------------------------------------------------------------------
                                                                  PERIOD ENDED OCTOBER 31, 2000(a)
                                                --------------------------------------------------------------------
                                                                 MODERATELY                 MODERATELY
                                                CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                    FUND            FUND          FUND         FUND          FUND
                                                ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 10.00         $ 10.00       $ 10.00      $ 10.00       $ 10.00
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       0.19(+)         0.14(+)       0.08(+)      0.03         (0.02)(+)
  Net realized and unrealized (loss)                (0.08)(+)       (0.17)(+)     (0.24)(+)    (0.47)        (0.65)(+)
                                                  -------         -------       -------      -------       -------
     Total investment activities                     0.11           (0.03)        (0.16)       (0.44)        (0.67)
                                                  -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                             (0.12)          (0.08)        (0.03)          --            --
                                                  -------         -------       -------      -------       -------
     Total distributions                            (0.12)          (0.08)        (0.03)          --            --
                                                  -------         -------       -------      -------       -------
NET ASSET VALUE -- END OF PERIOD                  $  9.99         $  9.89       $  9.81      $  9.56       $  9.33
                                                  =======         =======       =======      =======       =======
Total Return (excluding sales charges)               1.12%(d)       (0.26)%(d)    (1.61)%(d)   (4.40)%(d)    (6.70)%(d)

RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)               $    10         $    10       $    10      $    10       $     9
  Ratio of expenses to average net assets            1.31%(b)        1.31%(b)      1.31%(b)     1.31%(b)      1.31%(b)
  Ratio of expenses to average net assets*         443.13%(b)      439.61%(b)    393.51%(b)   397.48%(b)    393.40%(b)
  Ratio of net investment income (loss) to
     average net assets                              3.26%(b)        2.44%(b)      1.35%(b)     0.49%(b)     (0.28)%(b)
  Portfolio turnover rate(c)                       449.16%(d)      425.17%(d)    366.93%(d)   270.89%(d)    253.64%(d)

---------------

(*) Ratios calculated as if no fees were waived and/or expenses reimbursed.

(+) Calculated using average daily shares outstanding for the period.

(a) The Class B shares commenced operations on March 31, 2000.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not annualized.

         Financial Highlights

                                                                    INVESTOR DESTINATIONS SERIES
                                                                     CLASS B SHARES (UNAUDITED)
                                                --------------------------------------------------------------------
                                                                 SIX MONTHS ENDED APRIL 30, 2001(+)
                                                --------------------------------------------------------------------
                                                                 MODERATELY                 MODERATELY
                                                CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                    FUND            FUND          FUND         FUND          FUND
                                                ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD            $  9.99         $  9.89       $  9.81      $  9.56       $  9.33
INVESTMENT ACTIVITIES:
  Net investment income (loss)                      (0.21)           0.19          0.13         0.10          0.06
  Net realized and unrealized (loss)                (0.10)          (0.29)        (0.48)       (0.68)        (0.80)
                                                  -------         -------       -------      -------       -------
     Total investment activities                     0.11           (0.10)        (0.35)       (0.58)        (0.74)
                                                  -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                             (0.16)          (0.15)        (0.07)       (0.08)        (0.06)
                                                  -------         -------       -------      -------       -------
     Total distributions                            (0.16)          (0.15)        (0.07)       (0.08)        (0.06)
                                                  -------         -------       -------      -------       -------
NET ASSET VALUE -- END OF PERIOD                  $  9.94         $  9.64       $  9.39      $  8.90       $  8.53
                                                  =======         =======       =======      =======       =======
Total Return (excluding sales charges)               1.12%(b)       (1.04)%(b)    (3.58)%(b)   (6.09)%(b)    (7.96)%(b)

RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)               $    10         $    10       $     9      $     9       $     9
  Ratio of expenses to average net assets            1.31%(c)        1.31%(c)      1.31%(c)     1.31%(c)      1.31%(c)
  Ratio of expenses to average net assets           12.64%(c)        5.78%(c)      6.53%(c)     6.23%(c)      6.20%(c)
  Ratio of net investment income (loss) to
     average net assets*                             4.31%(c)        3.92%(c)      2.88%(c)     2.32%(c)      1.48%(c)
  Portfolio turnover rate**                         50.73%          69.74%        70.07%       65.37%        36.29%

---------------

 (*) Ratios calculated as if no expenses were waived and/or reimbursed.

(**) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

 (b) Not Annualized.

 (c) Annualized.

See notes to financial statements.

         Financial Highlights

                                                                    INVESTOR DESTINATIONS SERIES
                                                                      CLASS C SHARES UNAUDITED
                                                --------------------------------------------------------------------
                                                                   PERIOD ENDED APRIL 30, 2001(a)
                                                --------------------------------------------------------------------
                                                                 MODERATELY                 MODERATELY
                                                CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE    AGGRESSIVE
                                                    FUND            FUND          FUND         FUND          FUND
                                                ------------    ------------    --------    ----------    ----------
NET ASSET VALUE -- BEGINNING OF PERIOD            $  9.97         $  9.64       $  9.32      $  8.83       $  8.44
INVESTMENT ACTIVITIES:
  Net investment income (loss)                       0.02            0.02          0.02         0.01          0.02
  Net realized and unrealized (loss)                (0.02)           0.01          0.07         0.09          0.07
                                                  -------         -------       -------      -------       -------
     Total investment activities                       --            0.03          0.09         0.10          0.09
                                                  -------         -------       -------      -------       -------
DISTRIBUTIONS:
  Net investment income                                --              --            --           --            --
                                                  -------         -------       -------      -------       -------
     Total distributions                               --              --            --           --            --
                                                  -------         -------       -------      -------       -------
NET ASSET VALUE -- END OF PERIOD                  $  9.97         $  9.67       $  9.41      $  8.93       $  8.53
                                                  =======         =======       =======      =======       =======
Total Return (excluding sales charges)               0.00%(b)        0.31%(b)      0.97%(b)     1.13%(b)      1.07%(b)

RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, end of period (000's)               $     0         $     0       $     0      $     0       $     0
  Ratio of expenses to average net assets            1.31%(c)        1.31%(c)      1.31%(c)     1.31%(c)      1.31%(c)
  Ratio of expenses to average net assets            1.31%(c)        1.31%(c)      1.31%(c)     1.31%(c)      1.31%(c)
  Ratio of net investment income (loss) to
     average net assets*                             0.97%(c)        0.97%(c)      1.47%(c)     0.99%(c)      1.24%(c)
  Portfolio turnover rate**                         50.73%          69.74%        70.07%       65.37%        36.29%

---------------

 (*) Ratios calculated as if no expenses were waived and/or reimbursed.

(**) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

 (b) Not Annualized.

 (c) Annualized.

See notes to financial statements.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance)

- Semi-Annual Reports

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Family of Funds
P.O. Box 1492
Columbus, Ohio 43216-1492
(614) 428-3278 (fax)

[Nationwide Logo]
NATIONWIDE FAMILY OF FUNDS
P.O. BOX 1492
COLUMBUS, OHIO 43216-1492

FOR INFORMATION AND ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. -- 5 p.m. Eastern Time
(Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time)).

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also visit the Nationwide Funds' website at www.nationwidefunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-08495


HS-1277-9/01

Prospectus

September    , 2001

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

- Nationwide(R) S&P 500 Index Fund

- Nationwide(R) Small Cap Index Fund

- Nationwide(R) Mid Cap Market Index Fund

- Nationwide(R) International Index Fund

- Nationwide(R) Bond Index Fund

         TABLE OF CONTENTS

FUND SUMMARIES........................  2
Nationwide S&P 500 Index Fund.........  3
Nationwide Small Cap Index Fund.......  6
Nationwide Mid Cap Market Index
Fund..................................  9
Nationwide International Index Fund... 12
Nationwide Bond Index Fund............ 15

MORE ABOUT THE FUNDS.................. 18
Principal Investments and
Techniques............................ 18
Investment Risks...................... 20

MANAGEMENT............................ 24
Investment Adviser.................... 24
Subadviser............................ 25

BUYING, SELLING AND EXCHANGING FUND
SHARES................................ 26
Choosing a Share Class................ 26
Buying Shares......................... 28
Selling Shares........................ 31
Distribution Plan..................... 33
Exchanging Shares..................... 34

DISTRIBUTIONS AND TAXES............... 36
Distributions of Income Dividends..... 36
Distributions of Capital Gains........ 36
Reinvesting Distributions............. 36
State and Local Taxes................. 36
Selling Fund Shares................... 36
Exchanging Fund Shares................ 36

FINANCIAL HIGHLIGHTS.................. 37

ADDITIONAL INFORMATION.........BACK COVER

         FUND SUMMARIES
This Prospectus provides information about five of the Nationwide Mutual Funds:
Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund (together, the "Funds"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 18. "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

The Fund Summaries contain a discussion of the general risks of investing in the Funds. As with any mutual fund, there can be no guarantee that any Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT SHARE CLASSES

Each Fund has four different share classes -- Class A, Class B, Class C and Institutional Class. In addition, the Nationwide S&P 500 Index Fund also has Local Fund, Service Class and Institutional Service Class shares. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets. Having different classes simply lets you choose the cost structure that is right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares -- Choosing a Share Class" beginning on page 27.

ABOUT EACH FUND GENERALLY

Each Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of that Fund's index. Each Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the applicable index. Each of the Funds may change its target index without shareholder approval if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

         FUND SUMMARIES -- NATIONWIDE S&P 500 INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the S&P 500).(1) The S&P 500 is a market-weighted index composed of approximately 500 common stocks chosen by Standard & Poor's based on a number of factors including industry group representation, market value, economic sector and operating/ financial condition.

A MARKET-WEIGHTED INDEX is an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with a smaller market capitalization.

The Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P 500, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SELECTION RISK. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the S&P 500, may perform differently from the securities in the S&P 500. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time.

NON-DIVERSIFIED FUND RISK. The Fund is a non-diversified fund, which means that it may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, the Fund's risk is increased because some investments have a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but also hurts the Fund's performance when its investments are unsuccessful.

---------------
(1) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information (SAI).
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 18.

         Fund Summaries -- Nationwide S&P 500 Index Fund

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- LOCAL FUND SHARES
[GRAPH FIGURES IN %]

1999                                                                             20.08
2000                                                                             -9.41

Best Quarter - Shares:   14.59%   4th qtr of 1999
Worst Quarter - Shares: -7.84%   4th qtr of 2000

Average annual returns -- as of December 31,   One        Since
2000(1)                                        Year       Inception (2)
------------------------------------------------------------------------
Class A Shares(3)                              -14.50%         4.58%
 ........................................................................
Class B Shares(4)                              -14.22%         5.77%
 ........................................................................
Class C Shares(5)                                    %             %
 ........................................................................
Service Class Shares                            -9.68%         6.76%
 ........................................................................
Institutional Service Class Shares              -9.54%         6.96%
 ........................................................................
Institutional Class Shares(6)                   -8.97%         7.29%
 ........................................................................
Local Fund Shares                               -9.41%         7.08%
 ........................................................................
S&P 500(7)                                      -9.11%        10.20%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund's Local Fund Shares began operations on July 24, 1998.

(3) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class A on December 30, 1999, restated to reflect Class A Shares' maximum sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.

(4) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class B on December 30, 1999, restated to reflect Class B Shares' contingent deferred sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.

(5) Performance represents that of the Local Fund shares, which was achieved
    prior to the creation of Class C shares on     , restated to reflect Class C
    Shares' sales charges but not its estimated expenses. Had this class been in existence for the time periods presented, the performance would have been lower as a result of its additional expenses.

(6) Performance includes that of Local Fund Shares, which was achieved prior to the creation of the Institutional Class on December 30, 1999, and does not reflect Institutional Class Shares' lower estimated expenses.

(7) The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies, as described on page 3. The since inception return for the Index is from inception of the Local Fund shares. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

     Shareholder
       Fees(1)                                                 Institutional
   (paid directly                                    Service   Service         Institutional   Local
      from your        Class A   Class B   Class C   Class     Class           Class            Fund
     investment)       Shares    Shares    Shares    Shares    Shares          Shares          Shares
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge   5.75%(2)  None      1.00%      None      None            None           None
(Load) imposed on
purchases (as a
percentage of
offering price)
 .....................................................................................................
Maximum Deferred       None(3)   5.00%(4)  1.00%(5)   None      None            None           None
Sales Charge (Load)
imposed on
redemptions (as a
percentage of
original purchase
price or sale
proceeds, as
applicable)

Annual Fund
Operating                                                      Institutional
Expenses                                             Service   Service         Institutional   Local
(deducted from         Class A   Class B   Class C   Class     Class           Class           Fund
Fund assets)           Shares    Shares    Shares    Shares    Shares          Shares          Shares
-----------------------------------------------------------------------------------------------------
Management Fees        0.13%     0.13%     0.13%      0.13%     0.13%           0.13%          0.13%
 .....................................................................................................
Distribution and/or    0.25%     1.00%     1.00%      0.15%     None            None           0.07%
Service
(12b-1) Fees
 .....................................................................................................
Other Expenses         0.50%     0.92%     0.92%      0.42%     0.42%           0.17%          0.18%
-----------------------------------------------------------------------------------------------------
Total Annual           0.88%     2.05%     2.05%      0.70%     0.55%           0.30%          0.38%
Fund Operating
Expenses
 .....................................................................................................
Amount of Fee          0.25%     0.82%     0.82%      0.07%     0.07%           0.07%          0.03%
Waiver/Expense
Reimbursement
-----------------------------------------------------------------------------------------------------
NET EXPENSES AFTER     0.63%     1.23%     1.23%      0.63%     0.48%           0.23%          0.35%
WAIVERS(6)

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" beginning on page 29.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" on page 32.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursements made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A Shares              $636     $816     $1,012     $1,575
 ................................................................
Class B Shares              $625     $863     $1,228     $1,867
 ................................................................
Class C Shares              $        $        $          $
 ................................................................
Service Class Shares        $ 64     $217     $  383     $  864
 ................................................................
Institutional Service
Class Shares                $ 49     $169     $  300     $  683
 ................................................................
Institutional Class
Shares                      $ 24     $ 89     $  162     $  374
 ................................................................
Local Fund Shares           $ 36     $119     $  210     $  477

You would pay the following expenses on the same investment if you did not sell your shares(1):

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class B Shares              $125     $563     $1,028     $1,867
 ................................................................
Class C Shares              $        $        $          $

---------------

(1) Expenses paid on the same investment for all shares other than Class B and Class C shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- NATIONWIDE SMALL CAP INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to match the performance of the Russell 2000 Index(1) (the Russell 2000) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses.

MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price.

The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. Because the Fund seeks to invest in assets whose performance matches the performance of the Russell 2000, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.
A MARKET-WEIGHTED INDEX is an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with a smaller market capitalization.

---------------
(1) The Russell 2000(R) Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small companies are usually less stable in price and less liquid than the stocks of larger companies.

SELECTION RISK. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the Russell 2000 Index, may perform differently from the securities in the Russell 2000 Index. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the Index to some degree over time.

NON-DIVERSIFIED FUND RISK. The Fund is a non-diversified fund. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

DERIVATIVES RISK. An investment in derivatives can have an impact on market exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices are changing in unexpected ways. Counterparties to over-the-counter derivative contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 18.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1)
[GRAPH FIGURES IN %]

1998                                                                             -2.32%
1999                                                                             21.79%
2000                                                                             -6.24%

Best Quarter:    18.72%  4th qtr of 1999
Worst Quarter:  -19.86%  3rd qtr of 1998
---------------

(1) The Fund commenced operations on December 30, 1999 and from that date until
    September   , 2001, the Fund invested all of its assets in the Master Small
    Cap Series (the "Series"). The returns shown above include the performance of the Series from its inception on April 9, 1997 through December 30, 1999. The returns for the period prior to the Fund's commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. From December 30, 1999 through
    September   , 2001, the returns reflect the Fund's actual Class A expenses.
    On September           , 2001, the Fund's assets were redeemed from the
    Series and since that time have been managed directly by the Fund. None of the annual returns include sales charges. If sales charges were included, the annual returns would be lower than those shown.

                                                         One      Since
Average annual returns -- as of December 31, 2000(1)     Year     Inception(2)
-------------------------------------------------------------------------------
Class A shares                                         -11.64%       -10.34%
 ...............................................................................
Class B shares(3)                                      -10.88%        -9.58%
 ...............................................................................
Class C shares(3)                                            %             %
 ...............................................................................
Institutional Class shares                              -5.89%        -4.55%
 ...............................................................................
Russell 2000(4)                                         -3.02%        10.68%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Series began operations on April 9, 1997. These returns prior to December 29, 1999, include performance based on the Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A and B shares, but not for fees applicable to Class A and Institutional Class of the Fund, and reflect performance of the Series prior to commencement of the Fund on December 30, 1999. Had the Fund been in existence for the time periods presented, the performance of each class of the Fund would have been lower as a result of its additional expenses.

(3) These returns include performance of the Fund which was achieved prior to the creation of the Class B or C shares which is the same as the performance shown for Class A shares through December 31, 2000. The returns have been restated for sales charged but not for fees applicable to Class B or C shares. Had each class been in existence for the time periods presented, the performance of Class B or C shares would have been lower as a result of their additional expenses.

(4) The Russell 2000 is an unmanaged index that measures the performance of smaller U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

         Fund Summaries -- Nationwide Small Cap Index Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Small Cap Index Fund.

Shareholder Fees(1)                                     Institutional
(paid directly from your  Class A   Class B   Class C       Class
investment)               shares    shares    shares       shares
---------------------------------------------------------------------
Maximum Sales Charge      5.75%(2)  None      1.00%       None
(Load) imposed upon
purchases (as a
percentage of offering
price)
 .....................................................................
Maximum Deferred Sales    None(3)   5.00%(4)  1.00%(5)    None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
 .....................................................................

   Annual Fund Operating                                     Institutional
         Expenses            Class A   Class B    Class C        Class
(deducted from Fund assets)  shares     shares     shares       shares
--------------------------------------------------------------------------
Management Fees                0.20%      0.20%      0.20%       0.20%
 ..........................................................................
Distribution and/or Service    0.25%      1.00%      1.00%        None
(12b-1) Fees
 ..........................................................................
Other Expenses                 3.60%      3.35%(6)    3.35%(6)     3.77%
--------------------------------------------------------------------------
Total Annual Fund              4.05%      4.55%      4.55%       3.97%
Operating Expenses
 ..........................................................................
Amount of Fee                  3.26%      3.16%      3.16%       3.68%
Waiver/Expense
Reimbursement
--------------------------------------------------------------------------
NET EXPENSES AFTER             0.79%      1.39%      1.39%       0.29%
WAIVERS(7)

---------------

 (1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

 (2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" beginning on page 29.

 (3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

 (4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares -- Selling Shares -- Contingent deferred sales charge
     (CDSC) on Class A and Class B shares" on page 32.

 (5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

 (6) As of the date of this prospectus, Class B and Class C shares had not commenced operations. As such, this percentage is an estimate for the current fiscal year ending October 31, 2001. This estimate does not take into account any existing expense limitation agreements.

(7) Villanova Mutual Fund Capital Trust (VMF), the Fund's administrator, and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and expense waivers in place(1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A Shares              $651    $1,445    $2,254     $4,350
 ................................................................
Class B Shares              $642    $1,279    $2,033     $4,044
 ................................................................
Class C Shares              $       $         $          $
 ................................................................
Institutional Class
Shares                      $ 30    $  876    $1,739     $3,973

You would pay the following expenses on the same investment if you did not sell your shares(2):

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B Shares               $142     $979     $1,833     $4,044
 .................................................................
Class C Shares               $        $        $          $

---------------

(1) In addition to the expense limitations in place through February 28, 2002 and listed in "Net Expenses After Waiver" in the table above, VMF has entered into a written contract limiting expenses to not more than 4% for a nine-year period beginning March 1, 2002. This limit is reflected in the 3 year, 5 year and 10 year examples above. Additional expense limitations may be put in place in the future.

(2) Expenses paid on the same investment in Class A and Institutional Class shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- NATIONWIDE MID CAP MARKET INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index (the S&P 400)(1) as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Mid Cap Market Index Fund invests in the common stocks represented in the S&P 400 in roughly the same proportions as their weightings in the S&P 400. The S&P 400 is composed of 400 domestic stocks of medium sized companies with market capitalizations as of June 29, 2001 ranging primarily between $208 million to $11.8 billion. The Fund may also invest in derivative instruments linked to the S&P 400. The Fund may not invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P 400, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.

---------------

(1) "Standard & Poor's", "S&P", "S&P 400", "Standard & Poor's 400", and "400" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the Index, see the SAI.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.

SELECTION RISK. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the S&P 400, may perform differently from the securities in the S&P 400. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 400 as closely as possible, it will tend to underperform the index to some degree over time.

         Fund Summaries -- Nationwide Mid Cap Market Index Fund

NON-DIVERSIFIED FUND RISK. The Fund is a non-diversified fund. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

DERIVATIVES RISK. An investment in derivatives can have an impact on market exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices are changing in unexpected ways. Counterparties to over-the-counter derivative contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 18.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1)
[GRAPH FIGURES IN %]

2000                                                                             18.29

Best Quarter:   13.14%  1st qtr of 2000
Worst Quarter:  -3.36%  2nd qtr of 2000
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

                                                         One      Since
Average annual returns -- as of December 31, 2000(1)     Year     Inception(2)
------------------------------------------------------------------------------
Class A shares                                          11.53%        12.09%
 ..............................................................................
Class B shares(3)                                       13.29%        13.92%
 ..............................................................................
Class C shares(3)
 ..............................................................................
Institutional Class shares                              18.88%        19.48%
 ..............................................................................
S&P 400(4)                                              17.51%        18.24%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund began operations on December 29, 1999.

(3) These returns include performance of the Fund which was achieved prior to the creation of the Class B and C shares and is the same as the performance shown for Class A shares through December 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class B and C shares. Had each class been in existence for the time periods presented, the performance of Class B and C shares would have been lower as a result of their additional expenses.

(4) The S&P 400 is an unmanaged index that measures the performance of mid-sized U.S. companies. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Mid Cap Market Index Fund.

Shareholder Fees(1)                                     Institutional
(paid directly from your  Class A   Class B   Class C       Class
investment)               shares    shares    shares       shares
---------------------------------------------------------------------
Maximum Sales Charge      5.75%(2)  None      1.00%      None
(Load) imposed upon
purchases (as a
percentage of offering
price)
 .....................................................................
Maximum Deferred Sales    None(3)   5.00%(4)  1.00%(5)   None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

                                                              Institutional
Annual Fund Operating Expenses  Class A   Class B   Class C       Class
(deducted from Fund assets)     shares    shares    shares       shares
---------------------------------------------------------------------------
Management Fees                  0.22%     0.22%     0.22%      0.22  %
 ...........................................................................
Distribution and/or Service      0.25%     1.00%     1.00%      None
(12b-1) Fees
 ...........................................................................
Other Expenses                   1.39%     1.14%(6)  1.14%(6)   1.40  %
---------------------------------------------------------------------------
Total Annual Fund Operating      1.86%     2.36%     2.36%      1.62  %
Expenses
 ...........................................................................
Amount of Fee Waiver/Expense     1.05%     0.95%     0.95%      1.31  %
Reimbursement
---------------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(7)    0.81%     1.41%     1.41%      0.31  %

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" beginning on page 29.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" on page 32.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) As of the date of this prospectus, Class B and Class C shares had not commenced operations. As such, this percentage is an estimate for the current fiscal year ending October 31, 2001. This estimate does not take into account any existing expenses limitation agreements.

(7) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year   3 years   5 years   10 years
--------------------------------------------------------------------
Class A shares                  $653    $1,030    $1,431     $2,548
 ....................................................................
Class B shares                  $644    $  945    $1,374     $2,440
 ....................................................................
Class C shares                  $       $         $          $
 ....................................................................
Institutional Class shares      $ 32    $  382    $  757     $1,811

You would pay the following expenses on the same investment if you did not sell your shares(1):

                               1 year   3 years   5 years   10 years
--------------------------------------------------------------------
Class B shares                  $144     $645     $1,174     $2,440
 ....................................................................
Class C shares                  $        $        $          $

---------------

(1) Expenses paid on the same investment in Class A and Institutional Class shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- NATIONWIDE INTERNATIONAL INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Capitalization Weighted Index (the EAFE Index) as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE Index is based on the market capitalization of each of the countries in the index.

The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. Because the Fund seeks to invest in assets whose performance matches the performance of the EAFE Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.

SELECTION RISK. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the EAFE Index, may perform differently from the securities in the EAFE Index. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the EAFE Index as closely as possible, it will tend to underperform the Index to some degree over time.

NON-DIVERSIFIED FUND RISK. The Fund is a non-diversified fund. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, and currency exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices or currency rates are changing in unexpected ways. Counterparties to over-the-counter derivative contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 18.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1)
[GRAPH FIGURES IN %]

2000                                                                    -13.69%

Best Quarter:    0.20%  1st qtr of 2000
Worst Quarter:  -8.41%  3rd qtr of 2000
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

                                                         One      Since
Average annual returns -- as of December 31, 2000(1)     Year     Inception(2)
------------------------------------------------------------------------------
Class A shares                                         -18.64%      -18.40%
 ..............................................................................
Class B shares                                         -18.62%      -17.51%
 ..............................................................................
Class C shares(3)                                            %            %
 ..............................................................................
Institutional Class shares                             -13.26%      -13.02%
 ..............................................................................
EAFE(4)                                                -15.24%      -15.21%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund commenced operations on December 29, 1999.

(3) These returns include performance of the Fund which was achieved prior to the creation of the Class C shares which is the same as the performance shown for Class B shares through December 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

(4) The EAFE Index is an unmanaged index that measures the performance of equity securities of companies from various industrial sectors whose primary trading markets are located outside of the United States. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the International Index Fund.

                                                                    Institutional
Shareholder Fees(1)                   Class A   Class B   Class C       Class
(paid directly from your investment)  shares    shares    shares       shares
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed   5.75%(2)    None     1.00%        None
upon purchases (as a percentage of
offering price)
 .................................................................................
Maximum Deferred Sales Charge(Load)     None(3)  5.00%(4)  1.00%(5)     None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)

                                                              Institutional
Annual Fund Operating Expenses  Class A   Class B   Class C       Class
(deducted from Fund assets)     shares    shares    shares       shares
---------------------------------------------------------------------------
Management Fees                  0.27%     0.27%     0.27%        0.27%
 ...........................................................................
Distribution and/or Service      0.25%     1.00%     1.00%         None
(12b-1) Fees
 ...........................................................................
Other Expenses                   4.49%     5.87%    5.87%(6)      4.43%
---------------------------------------------------------------------------
Total Annual Fund                5.01%     7.14%     7.14%        4.70%
Operating Expenses
 ...........................................................................
Amount of Fee Waiver/Expense     4.15%     5.68%     5.68%        4.34%
Reimbursement
---------------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(7)    0.86%     1.46%     1.46%        0.36%

---------------

 (1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

 (2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" beginning on page 29.

 (3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

         Fund Summaries -- Nationwide International Index Fund

 (4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares -- Selling Shares -- Contingent deferred sales charge
     (CDSC) on Class A and Class B shares" on page 32.

 (5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) As of the date of this prospectus, Class B and Class C shares had not commenced operations. As such, this percentage is an estimate for the current fiscal year ending October 31, 2001. This estimate does not take into account any existing expenses limitation agreements.

(7) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and expense waivers in place(1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A shares              $658    $1,451    $2,260     $4,354
 ................................................................
Class B shares              $649    $1,285    $2,039     $4,048
 ................................................................
Class C shares              $       $         $          $
 ................................................................
Institutional Class
shares                      $ 37    $  882    $1,745     $3,978

You would pay the following expenses on the same investment if you did not sell your shares(2):

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class B shares              $149    $  985    $1,839     $4,048
 ................................................................
Class C shares              $       $         $          $

---------------

(1) In addition to the expense limitations in place through February 28, 2002 and listed in "Net Expenses After Waiver" in the table above, VMF has entered into a written contract limiting expenses to not more than 4% for a nine-year period beginning March 1, 2002. This limit is reflected in the 3 year, 5 year and 10 year examples above. Additional expense limitations may be put in place in the future.

(2) Expenses paid on the same investment in Class A and Institutional Class shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- NATIONWIDE BOND INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES
The Fund seeks to match the performance of the Lehman Brothers Aggregate Bond Index (the Aggregate Bond Index) as closely as possible before the deduction of Fund expenses. The Aggregate Bond Index is composed primarily of U.S. dollar-denominated investment grade bonds of different types.
The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of U.S. dollar-denominated investment grade bonds, including bonds issued by the U.S. Government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. Because the Fund seeks to invest in assets whose performance matches the performance of the Aggregate Bond Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.

MATURITY is the time at which the principal amount of a bond is scheduled to be repaid.

DURATION is the sensitivity of a bond or bond portfolio to changes in interest rates.

INVESTMENT GRADE BONDS are securities which have been rated within the four highest rating categories by a nationally recognized statistical rating organization
(rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

PRINCIPAL RISKS
Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of debt security, the more sensitive it is to price shifts as a result of interest rate changes. There is also inflation risk when investments in debt securities are initially made when inflation and interest rates are low and the value of these debt securities subsequently fall as inflation rises because higher paying interest rates become more attractive than lower paying interest rates.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

FOREIGN RISK. The Bond Index Fund may invest in foreign securities to the extent foreign securities are represented in the Aggregate Bond Index. Currently, the Aggregate Bond Index includes a portion of foreign securities. The Fund will invest only in dollar-denominated foreign securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, higher transaction costs and delayed settlement.

SELECTION RISK. The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the Aggregate Bond Index, may perform differently from the securities in the index. The Fund will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track Aggregate Bond Index as

         Fund Summaries -- Nationwide Bond Index Fund

closely as possible, it will tend to underperform the index to some degree over time.

NON-DIVERSIFIED FUND RISK. The Fund is a non-diversified fund. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivative contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.
For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 18.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1)
[GRAPH FIGURES IN %]

1998                                                                       8.99%
1999                                                                      -0.96%
2000                                                                      11.58%

Best Quarter:    5.31%  4th qtr of 2000
Worst Quarter:  -1.02%  2nd qtr of 1999
---------------

(1) The Fund commenced operations on December 30, 1999 and from that date until
    September   , 2001, the Fund invested all of its assets in the Master
    Aggregate Bond Index Series (the "Series"). The returns shown above include the performance of the Series from its inception on April 3, 1997 through December 30, 1999. The returns for the period prior to the Fund's commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. From
    December 30, 1999 through September   , 2001, the returns reflect the Fund's
    actual Class A expenses. On September   , 2001, the Fund's assets were
    redeemed from the Series and since that time have been managed directly by the Fund. None of the annual returns include sales charges. If sales charges were included, the annual returns would be lower than those shown.

                                                         One        Since
Average annual returns -- as of December 31, 2000(1)    year     Inception(2)
-----------------------------------------------------------------------------
Class A shares                                           5.15%       4.99%
 .............................................................................
Class B shares                                           6.58%       6.39%
 .............................................................................
Class C shares(3)
 .............................................................................
Institutional Class shares                              12.03%      11.82%
 .............................................................................
Lehman Brothers Aggregate Bond Index(3)                 11.63%       7.84%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Series began operations on April 3, 1997. These returns include performance based on the Series, which was achieved prior to the creation of the Fund. The returns have been restated for the sales charges for Class A shares but not for fees applicable to each class of the Fund and reflect the performance of the Series prior to the commencement of the Fund on December 30, 1999. Had the Fund been in existence for the time periods presented, the performance of each class of the Fund would have been lower as a result of their additional expenses.

(3) These returns include performance of the Fund which was achieved prior to the creation of the Class B and C shares which is the same as the performance shown for Class A shares through December 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class B and C shares. Had each Class been in existence for the time periods presented, the performance of Class B and C shares would have been lower as a result of additional expenses.

(4) The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of U.S. government securities and corporate debt securities and is generally representative of the bond market as a whole. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Bond Index Fund.

Shareholder Fees(1)                                     Institutional
(paid directly from your  Class A   Class B   Class C       Class
investment)               shares    shares    shares       shares
---------------------------------------------------------------------
Maximum Sales Charge      5.75%(2)  None      1.00%      None
(Load)
imposed upon purchases
(as percentage of
offering price)
 .....................................................................
Maximum Deferred Sales    None(3)   5.00%(4)  1.00%(5)   None
Charge
(Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
 .....................................................................

                                                              Institutional
Annual Fund Operating Expenses  Class A   Class B   Class C       Class
 (deducted from Fund assets)    shares    shares    shares       shares
---------------------------------------------------------------------------
Management Fees                 0.22%     0.22%     0.22%      0.22%
 ...........................................................................
Distribution and/or Service     0.25%     1.00%     1.00%      None
(12b-1) Fees
 ...........................................................................
Other Expenses                  1.88%     1.63% (6) 1.63% (6)  2.30%
---------------------------------------------------------------------------
Total Annual Fund               2.35%     2.85%     2.85%      2.52%
Operating Expenses
 ...........................................................................
Amount of Fee Waiver/           1.54%     1.44%     1.44%      2.21%
Expense Reimbursement
---------------------------------------------------------------------------
NET FUND EXPENSES AFTER         0.81%     1.41%     1.41%       0.31%
WAIVERS(7)

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class C sales charges" beginning on page 29.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" on page 32.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) As of the date of this prospectus, Class B and Class C shares had not commenced operations. As such, this percentage is an estimate for the current fiscal year ending October 31, 2001. This estimate does not take into account any existing Fund expense limitation agreements.

(7) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers in place(1). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year   3 years   5 years   10 years
--------------------------------------------------------------
Class A shares            $653    $1,127    $1,626     $2,995
 ..............................................................
Class B shares            $644    $1,047    $1,576     $2,896
 ..............................................................
Class C shares
 ..............................................................
Institutional Class
shares                    $ 32    $  573    $1,140     $2,688

You would pay the following expenses on the same investment if you did not sell your shares(2):

                         1 year   3 years   5 years   10 years
--------------------------------------------------------------
Class B shares            $144    $  747    $1,376     $2,896
 ..............................................................
Class C shares

---------------

(1) In addition to the expenses limitations in place through February 28, 2002 and listed in "Net Expenses After Waiver" in the table above, VMF has entered into a written contract limiting expenses to not more than 4% for a nine-year period beginning March 1, 2002. This limit is reflected in the 3 year, 5 year and 10 year examples above. Additional expense limitations may be put in place in the future.

(2) Expenses paid on the same investment in Class A and Institutional Class shares do not change whether or not you sell your shares.

         MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following additional principal techniques described below to increase returns, protect assets of diversify investments.

The Statement of Additional Information (SAI) contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

ALL FUNDS

The Funds will not attempt to buy or sell securities based on Fund management's economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that Fund management will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that a Fund's portfolio turnover and trading costs will be lower than "actively" managed funds. However, the Funds have operating costs and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time.

Under normal circumstances, it is anticipated that each Fund's total return over periods of one year and longer will, after taking into account estimated expenses (as reflected in the expenses of the Class B shares levels) be within 189 basis points (a basis point is one one-hundredth of one percent (0.01%) for the S&P 500 Index Fund, 100 basis points for the Small Cap Index Fund, 50 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds. Information regarding correlation of a Fund's performance to that of a target index will be reported in the Funds' annual report.

Each Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of its index. Derivatives allow a Fund to increase or decrease its exposure to its target index quickly and at less cost than buying or selling stocks. Each Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions to purchase shares of the Fund, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, a Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

SHORT-TERM INVESTMENTS

In addition to the investment strategies described below, each Fund may also invest in illiquid securities and repurchase agreements, and may engage in securities lending. Each Fund will also invest in short term money market instruments as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent a Fund invests in short term money market instruments, it will generally also invest in options, futures or other derivatives in order to maintain full exposure to the index as described above. The Funds will not invest in options, futures, other derivative instruments or short term money market instruments in order to lessen the Funds' exposure to common stocks or bonds, as a defensive strategy, but will instead use them to attempt to remain fully invested at all times. Each Fund may also invest in derivative instruments for the purposes described below.

S&P 500 INDEX FUND

The S&P 500 is composed of 500 selected common stocks as determined by Standard & Poor's, most of which are listed on the New York Stock Exchange. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. larger-capitalization stocks, although a small part of the S&P 500 is made up of foreign companies which have a large presence in the U.S. Standard & Poor's selects a stock for the S&P 500 based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment. Standard & Poor's updates the S&P 500 periodically, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Fund).

SMALL CAP INDEX FUND

The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies by market capitalization, as determined by the Frank Russell Company. The stocks represented in the Index are issued by small-capitalization (generally less than $1.5 billion) U.S. companies in a wide range of businesses. The Russell 2000 is a market-weighted index, which means that the largest stocks represented in the Index have the most effect on the Index's performance. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller-capitalization stocks. Frank Russell Company selects a stock for the Russell 2000 based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment.

The Frank Russell Company updates the Russell 2000 once each year, at which time there may be substantial changes in the composition of the Index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index.

MID CAP MARKET INDEX FUND

The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The stocks in the S&P 400 are chosen by Standard & Poor's Ratings Group (S&P). S&P chooses stocks for inclusion in the S&P 400 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors.

The Fund may invest in all 400 stocks in the S&P 400 in roughly the same proportion as their weightings in the S&P 400. For example, if 2% of the S&P 400 is made up of the stock of a particular company, the Fund may invest approximately 2% of its assets in that company. This strategy is known as "full replication." However, when the investment manager believes it would be cost efficient the Fund may deviate from full replication and instead invest in a sample of 400 stocks in the S&P 400 based on the investment manager's optimization process, a statistical sampling technique that aims to create a portfolio which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 400 as a whole, but which involves fewer transactions costs than would be incurred through full replication. The Fund may also purchase stocks not included in the S&P 400 when the investment manager believes that it would be a cost efficient way of approximating the S&P 400's performance to do so. If the Fund uses these techniques, it may not track the S&P 400 as closely as it would if it were fully replicating the S&P 400.

INTERNATIONAL INDEX FUND

The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. The weighting of the EAFE Index among these countries is based upon each country's relative market capitalizations. The stocks in the EAFE Index are chosen by Morgan Stanley Capital International Limited (Morgan Stanley). Morgan Stanley chooses stocks for inclusion in the EAFE Index based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. The EAFE Index is generally considered broadly representative of the performance of stocks traded in the international markets. Morgan Stanley selects of a stock for the EAFE Index based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment.

BOND INDEX FUND

The Lehman Brothers Aggregate Bond Index is a market-weighted index comprised of 6,500 dollar-denominated investment grade bonds with maturities greater than one year. The Aggregate Bond Index includes:

  - U.S. government and government agency securities.
  - Securities issued by supranational entities, such as the World Bank.
  - Securities issued by foreign governments and U.S. and foreign corporations.
  - Mortgage backed securities.

         More About the Funds

Lehman Brothers selects a bond for the Aggregate Bond Index based on the index's criteria; it does not evaluate whether any particular bond is an attractive investment.

 MORTGAGE BACKED SECURITIES are securities that give their holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.

The Bond Index Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the index, and, accordingly, the Bond Index Fund may have a higher portfolio turnover rate than the other Funds.

All ratings are determined at the time of investment to be within the top four rating categories by a rating agency. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

 MEDIUM-GRADE SECURITIES are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

The Fund will usually invest a substantial portion of its assets in mortgage backed securities. Mortgage backed securities may be either pass-through securities or collateralized mortgage obligations.

 PASS-THROUGH SECURITIES represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs).

 COLLATERALIZED MORTGAGE OBLIGATIONS are mortgage backed securities that divide the principal and interest payments collected on a pool of mortgages into several revenue streams with different priority rights to various portions of the underlying mortgage payments.

The Fund may also purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. This is when the Fund buys or sells securities with payment and delivery taking place in the future so that the Fund can lock in a favorable yield and price at the time of entering into the transaction. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a similar security, the Fund does not receive principal and interest on the securities sold. The Fund may also enter into standby commitment agreements in which the Fund is committed, for a stated period of time, to buy a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether the security is issued or not.

INVESTMENT RISKS

BOND INDEX FUND

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

MORTGAGE-BACKED SECURITIES. U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as the Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC) certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the Fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

DOLLAR ROLLS. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

STANDBY COMMITMENT AGREEMENTS. Standby commitment agreements involve the risk that the value of the security on the delivery date may be less than its purchase price.

WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD
COMMITMENTS. When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

FOREIGN GOVERNMENT DEBT. The Bond Index Fund may invest in debt securities issued or guaranteed by foreign governments or their agencies. Investments in these securities subject the Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its debt for various reasons, including cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no bankruptcy proceeding by which all or part of debt securities that a government entity has not repaid may be collected.

INTERNATIONAL INDEX FUND AND BOND INDEX FUND

FOREIGN RISK. Foreign security investing involves special risks not presented by U.S. investing that can increase the chances that a Fund will lose money.

  - COUNTY. General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

  - FOREIGN MARKETS. Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount a Fund can earn on its investments.

  - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

         More About the Funds

  - CURRENCY. A significant portion of the International Index Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what such Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

SMALL CAP INDEX FUND AND MID CAP MARKET INDEX FUND

SMALL CAP RISK. Historically, the securities of small companies and some medium companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

  - Lack depth of management.
  - Lack a proven track record.
  - Be unable to generate funds necessary for growth or development.
  - Be developing or marketing new products or services for which markets are not yet established and may never become established.
  - Market products or services which may become quickly obsolete.

Certain small cap companies in which such Funds invest may be in the technology related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap stocks in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

ALL FUNDS

DERIVATIVES. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Each Fund may use the following types of derivative instruments including: futures, forwards and options, options on futures, swaps and indexed securities.

 FUTURES are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

 FORWARDS are private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

 OPTIONS are exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change in value of certain assets or an index) from another party at a specified price with a specified time period.

 SWAPS are private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times.

 INDEXED SECURITIES are debt obligations that return a variable amount of principal or interest based on the value of an index at a specified time.

Derivatives are volatile and involve significant risks, which may include:

-LEVERAGE RISK. The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

-CREDIT RISK. The risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

-CURRENCY RISK. The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

-LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Funds may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Funds will use derivatives for anticipatory hedging in order to gain exposure efficiently to their underlying indexes in the event the Funds receive cash inflows.

BORROWING AND LEVERAGE. The Funds may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return.

Certain securities that a Fund buys may create leverage, including, for example, when issued securities, forwards commitments and options.

SHORT SALES. In selling a security the Fund does not own (a short sale), a Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

ILLIQUID SECURITIES. (Each Fund, except S&P 500 Index Fund) Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

RESTRICTED SECURITIES. (Each Fund, except S&P 500 Index Fund) Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on a short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management receives material adverse non public information about the issuer, a Fund will not be able to sell the security.

RULE 144A SECURITIES. (Each Fund, except S&P 500 Index Fund) Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

SECURITIES LENDING. Each Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, PA, 19428, manages the Investment of the assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, VMF allocates fund assets among subadvisers and evaluates and monitors the performance of subadvisers. VMF is authorized to select and place portfolio investments on behalf of the Fund; however, VMF does not intend to do so at this time.

VMF was organized in 1999, and since September 1,1999, it has provided investment advisory services to both Nationwide Mutual Funds and Nationwide Separate Account Trust. As of June 30, 2001, VMF and its affiliates had approximately $ billion in assets under management.

The Fund pays VMF a management fee which is based on each Fund's average daily net assets. The total management fee paid, including the fee paid to the subadviser, by the S&P 500 Index Fund for the fiscal year ended October 31, 2000, expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers was 0.13%.

For the remaining Funds, for the fiscal year ended October 31, 2000, each Fund had a different structure whereby all of their respective assets were invested in another fund (Series) that had the same objective as the Fund. In this structure, management fees were paid to Fund Asset Management, L.P., (FAM), subadviser to each of these Funds, at the Series level as follows:

                                                 Fee Rate
                                          (as a % of the Series
                 Series                    average net assets)
----------------------------------------------------------------
Master Small Cap Series                           0.08%
 ................................................................
Master Mid Cap Series                             0.01%
 ................................................................
Master International (Capitalization
Weighted) Series                                  0.01%
 ................................................................
Master Aggregate Bond Series                      0.06%

FAM entered into contractual arrangements to provide that the management fee for each Series, when combined with administrative fees of certain funds that invest in such Series, will not exceed specified amounts. As a result of these contractual arrangements, FAM received a management fee of 0.01% from the Master Small Cap Series and the Master Aggregate Bond Series.

Beginning September , 2001 the structure of these Funds was changed and their assets were managed directly. Each such Fund now pays VMF a management fee, which is based on the Fund's average daily net assets. The annual management fees payable by the Funds, expressed as a percentage of a Fund's average daily net assets, are as follows:

                        Fund                            Fee
------------------------------------------------------------
Nationwide Small Cap Index Fund                        0.20%
 ............................................................
Nationwide Mid Cap Market Index Fund                   0.22%
 ............................................................
Nationwide International Index Fund                    0.27%
 ............................................................
Nationwide Bond Index Fund                             0.22%

Beginning on September   , 2001, the structure of the Small Cap Index, Mid Cap
Market Index, International Index and Bond Index Funds changed. Their assets are now managed directly by VMF and FAM.

MULTI-MANAGER STRUCTURE

VMF and Nationwide Mutual Funds (the Trust) have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate a subadviser without the approval of shareholders. The order also allows VMF to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

VMF provides the following oversight and evaluation services to the Funds

  - performing initial due diligence on prospective subadvisers for a Fund
  - monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
  - communicating performance expectations and evaluations to the subadvisers
  - ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or a Fund will obtain favorable results at any given time.

SUBADVISER

Subject to the supervision of VMF and the Trustees, Fund Asset Management, L.P.
(FAM) P.O. Box 9011, Princeton, New Jersey 08543-9011, the Funds' subadviser, manages each Funds' assets in accordance with that Fund's investment objective and strategies. FAM makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

FAM is part of the Merrill Lynch Asset Management Group, which had approximately
$     billion in investment company and other portfolio assets under management as of June 30, 2001. This amount includes assets managed for Merrill Lynch affiliates.

         BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B, and Class C shares of the Funds are available to all investors; Service Class, Institutional Class, Institutional Service Class and Local Fund shares are available to a limited group of investors as described below.

The following sales charges will generally apply:

  Front-End Sales Charge when you purchase:

     Class A shares

     Class C shares

  Contingent Deferred Sales Charge (CDSC)(1):

     Class B shares if you sell your shares within six years of purchase

     Class C shares if you sell your shares within one year of purchase

  No Sales charges on Service Class, Institutional Class, Institutional Service Class or Local Fund shares.

Sales charges are paid to the Fund's distributor (the Distributor), which either retains them or pays a selling representative. Nationwide Advisory Services, Inc. is currently the Funds' Distributor. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Funds' Distributor.

Class A, Class B, Class C, Service Class and Local Fund shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or are paid by the Distributor to brokers for distribution and shareholder services. Class A, Service Class and Institutional Service Class shares also pay administrative service fees. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the shares.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class, Institutional Class, Service Class and Local Fund shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C may be right for you. The Funds reserve the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:

            Class A shares                              Class B shares                               Class C shares
---------------------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a        No front-end sales charge, so your full      Front-end sales charge means that a
portion of your initial investment goes    investment immediately goes toward buying    portion of your initial investment goes
toward the sales charge, and is not        shares                                       toward the sales charge and is not
invested                                                                                invested. Front-end sales charge on Class
                                                                                        C is lower than Class A
 .................................................................................................................................
Reductions and waivers of the sales        No reductions of the CDSC available, but     Like Class B shares, no reductions of the
charge available                           waivers available                            CDSC are available, but waivers are
                                                                                        available
 .................................................................................................................................
Lower expenses than Class B and Class C    Higher distribution and service fees than    Higher distribution and service fees than
shares mean higher dividends per share     Class A shares mean higher fund expenses     Class A shares mean higher fund expenses
                                           and lower dividends per share                and lower dividends per share
 .................................................................................................................................
Conversion features are not applicable     After seven years, Class B shares convert    Unlike Class B shares, Class C shares do
                                           into Class A shares, which reduces your      not automatically convert into another
                                           future fund expenses                         class
 .................................................................................................................................
No sales charge when shares are sold       CDSC if shares are sold within six years:    CDSC of 1% is applicable if shares are
back to the Fund(1)                        5% in the first year, 4% in the second,      sold in the first year after purchase
                                           3% in the third and fourth years, 2% in
                                           the fifth, and 1% in the sixth year
 .................................................................................................................................
No maximum investment limit                Investments of $250,000 or more may be       Investments of $1,000,000 or more may be
                                           rejected(2)                                  rejected(3)

---------------

 (1) A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.

 (2) This limit was calculated based on a seven year long holding period.

 (3) This limit was calculated based on a one year holding period.

For investors who are eligible to purchase Service Class, Institutional Class, Institutional Service Class or Local Fund shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C Shares.

 WHO CAN BUY SERVICE CLASS SHARES

 Currently, insurance company separate accounts may purchase Service Class shares using purchase payments received on variable insurance contracts issued to qualified plans. Programs offered to qualified plans through broker-dealers or the Nationwide Trust Company may also purchase Service Class shares of the Fund. Qualified plan -- or variable insurance contract-directed -- purchases, exchanges and redemptions are handled in accordance with terms of the qualified plans or variable insurance contracts, subject to Fund restrictions contained herein. Since the qualified plans or variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, beneficial owners of the Service Class shares should contact their designated financial intermediary directly for details concerning transactions.
 WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase only by the following:
   - funds of funds offered by VMF or other affiliates of the Trust
   - tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Fund
   - institutional advisory accounts of VMF, or its affiliates and those having client relationships with an affiliate of VMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts
   - a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
   - registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is compensated for its services exclusively from its clients for such advisory services
   - High net worth individuals desiring to purchase shares of the Funds directly through the Distributor provided they are able to satisfy the minimum investment requirements described below.

 WHO CAN BUY INSTITUTIONAL SERVICE CLASS SHARES

 The Institutional Service Class shares are available for purchase by the following:
   - retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
   - tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
   - a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
   - registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides
   - life insurance separate accounts to fund the benefits of variable annuity contract issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the Code) or qualified plan adopted, pursuant to
     Section 401(a) of the Code.

         Buying, Selling and Exchanging Fund Shares

BUYING SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV), next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, the NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

MINIMUM INVESTMENTS --
CLASS A, CLASS B AND CLASS C SHARES

To open an account (per Fund)                    $1,000
 ......................................................
Through the Automatic Asset
Accumulation plan per
transaction                                         $25
 ......................................................
Additional investments
(per Fund)                                         $100

MINIMUM INVESTMENTS --
INSTITUTIONAL SERVICE CLASS SHARES

To open an account
(per Fund)                                      $50,000
 ......................................................
Additional investments                             None

INSTITUTIONAL CLASS SHARES

To open an account (per Fund)                $1,000,000
 ......................................................
Additional investments                             None
-------------------------------------------------------------

If you purchase shares through an account at a broker different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call
1-800-848-0920 for more information.

The Funds do not calculate NAV on the following days:
  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Christmas Day
  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine an NAV when:
  - It has not received any orders to purchase, sell or exchange shares.
  - Changes in the value of that Fund's portfolio do not affect the NAV.
If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Bonds, foreign stocks and other securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, a Fund's NAV may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a foreign exchange that is likely to affect significantly the Fund's NAV, "fair value" pricing may be used. This means that the Fund may value its foreign holdings at prices other than their last closing prices, and the Fund's net asset value will reflect this.

IN-KIND PURCHASES. The Funds reserves the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

CLASS A AND CLASS C SALES CHARGES

CLASS A SHARES
The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

                                                      Sales charge
                                     Sales charge       as % of
                                       as % of           amount
Amount of purchase                  offering price      invested
------------------------------------------------------------------
Less than $50,000                   5.75%             6.10%
 ..................................................................
$50,000 to $99,999                  4.50              4.71
 ..................................................................
$100,000 to $249,999                3.50              3.63
 ..................................................................
$250,000 to $499,999                2.50              2.56
 ..................................................................
$500,000 to $999,999                2.00              2.04
 ..................................................................
$1 million to $24,999,999           0.50              0.50
 ..................................................................
$25 million or more                 0.25              0.25

CLASS C SHARES
Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A FINDERS' FEES
For certain sales of Class A shares at net asset value to employer sponsored retirement plans (other than those investing in the Funds through a variable insurance product) which are subject to a CDSC as described below, the Funds will pay a finder's fee to the dealer at the time of purchase.

For the dealer to be eligible for the finder's fee, the following requirements apply:
  - The purchase of shares must be made by one employer-sponsored retirement plan within a twelve month period from the purchase of any Nationwide Mutual Funds (Nationwide Funds) Class A shares.
  - The purchase can be made in any combination of Nationwide Funds.
  - The employer sponsored plan will be subject to a contingent deferred sales charge for shares redeemed in any employer initiated redemption within the first three years of purchase (the applicable contingent deferred sales charge will be charged as described below).
If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

  - 1.00% for sales of the Nationwide Funds of $1 million and more but less than $3 million.

  - 0.50% for sales of the Nationwide Funds of $3 million and more but less than $50 million.

  - 0.25% for sales of the Nationwide Funds of $50 million or more.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

  - An increase in the amount of your investment. The table above shows how the sales charge decreases as the amount of your investment increases.

  - Family Member Discount. Members of your family who live at the same address can combine investments in the Nationwide Funds possibly reducing the sales charge.

  - Lifetime Additional Discount. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

  - Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

  - No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

  - Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Please call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchasers:
  - Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
  - Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
  - Any person who pays for the shares with the proceeds of one of the following:
     - Sales of non-Nationwide mutual fund shares
     - Sales of Class D shares of a Nationwide fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead.
    To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).
  - Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.
  - Trustees and retired Trustees of Nationwide Funds (including its predecessor Trusts).

         Buying, Selling and Exchanging Fund Shares

  - Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF or VSA and their affiliates.
  - Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives, and Southern States Cooperatives, Inc.)

Please refer to the SAI for additional information regarding the waiver of Class A sales charges.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase the shares using one of the methods described below. When you buy shares, be sure to specify the class of shares. If you don't choose a class, your investment will be made in Class A shares. Eligible entities wishing to purchase Service Class, Institutional Class, Institutional Service Class or Local Fund shares should contact The Distributor at 1-800-848-0920 for information regarding such purchases.

BY MAIL. Complete and mail your application with a check or money order made payable to: Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Funds resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use Nationwide Funds NOW to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NATIONWIDE FUNDS NOW                                              1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week

NATIONWIDE CUSTOMER SERVICE                                       1-800-848-0920
Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Time (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time).

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING SHARES

You can sell -- also known as redeeming -- your shares of the Funds at any time, subject to certain restrictions as described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction.
the Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE - CLASS A, CLASS B, AND CLASS C SHARES

A signature guarantee is required under the following circumstances:
- if your account address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:

                        1       2       3       4       5       6           7
     Sale within       year   years   years   years   years   years   years or more
-----------------------------------------------------------------------------------
Sales charge            5%      4%      3%      3%      2%      1%          0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

         Buying, Selling and Exchanging Fund Shares

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge and for which a finder's fee has been paid (other than those investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased them.

We do not impose a CDSC on Class A, Class B, or C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC you paid into your account. We will also waive the CDSC on Class B or Class C shares if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

WAIVER OF CLASS C SALES CHARGES

Both front-end sales charges and CDSCs will be waived for sales of Class C
shares to the                               Retirement Plan offered by
Nationwide Trust Company.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B, or C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section above entitled "Signature guarantee -- Class A and Class B shares". Eligible entities wishing to sell Service Class, Institutional Class, Institutional Service Class or Local Fund shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a weeks, for easy access to mutual fund information.
                                       You can sell shares and have the check
                                       mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use Nationwide Funds NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Time to learn the day's closing share price.

 CAPITAL GAINS TAXES
 If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and
 Taxes -- Selling Fund Shares" on page 36.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the Customer Service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If the Funds act on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Funds will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application) unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the Funds written notice of its termination.) Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the Funds. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the Funds written notice of its termination.)

BY MAIL OR FAX. Write a letter to Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want the Funds to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date the Funds receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.nationwidefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds including downloading a prospectus as well as your own personal account. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES -- CLASS A, CLASS B, AND
CLASS C SHARES
We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts. For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN
In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits Class A, Class B and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing their shares and providing shareholder services. Service Class and Local Fund shares are also covered by the Distribution Plan.

DISTRIBUTION AND SERVICE FEES
Under the Distribution Plan, certain shares of the Funds pay the Distributor compensation accrued daily and paid monthly, not exceeding an annual amount of:

           CLASS                 AS A % OF DAILY NET ASSETS
----------------------------------------------------------------
Class A shares               0.25% (distribution or service fee)
 ................................................................
Class B shares               1.00% (0.25% service fee)
 ................................................................
Class C shares               1.00% (0.25% service fee)
 ................................................................
Service Class shares         0.15% (distribution or service fee)
 ................................................................
Local Fund shares            0.07% (service fee)

Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

         Buying, Selling and Exchanging Fund Shares

EXCHANGING SHARES
You can exchange the shares you own for shares of another Fund within Nationwide Mutual Funds (except the Nationwide Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new Fund meets the Fund's minimum investment requirement. For example, you can't exchange Class A shares for Class B shares.

 CAPITAL GAINS TAXES
 Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes.
 Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see
 "Distributions and Taxes -- Exchanging Fund Shares" on page 36.
Generally there is no sales charge for exchanges of Class B, Class C, Institutional Service Class, Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange Prime Shares of the Nationwide Money Market Fund ("Money Market Fund") into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, and Institutional Service Class shares of the Funds. If you exchange Class B shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B (or certain Class A) shares had been sold at the time they were exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B (or certain Class A) shares, the time you held the Class B (or Class A) shares prior to the exchange will be counted for purposes of calculating the CDSC.

If you want to maintain the aging of your Class C shares of the Funds, you can exchange into Class C shares of the Money Market Fund, which provides investors with a temporary safe haven during times of market fluctuation. The Class C shares of the Money Market Fund are meant only for temporary measures or a dollar cost averaging plan. They are not intended as a stand alone money market investment.

The Board of Trustees has approved holding a shareholder meeting for the Prestige Balanced and Prestige International Funds; at the meeting shareholders of each of these funds will be asked to approve its liquidation. Because it is anticipated that these funds will be liquidated shortly after shareholder approval is obtained, beginning March 1, 2001, you may no longer exchange into the Prestige Balanced or Prestige International Funds.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares -- How to place your purchase order" on page 31 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will processed on the date a Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling Nationwide Funds NOW, our automated voice-response system or by logging on to our website at www.nationwidefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE EXCHANGE ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Nationwide Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund into another Nationwide Fund if you have held those shares for less than 90 days (30 days for the Gartmore Growth 20 Fund):

                  FUND                     EXCHANGE FEE
                  ----                     ------------
Gartmore Emerging Markets Fund...........      2.00%
Gartmore International Growth Fund.......      2.00%
Gartmore International Small Cap Growth
  Fund...................................      2.00%
Gartmore Global Leaders Fund.............      2.00%
Gartmore Global Technology and
  Communications Fund....................      2.00%
Gartmore Growth 20 Fund..................      2.00%
Gartmore Millennium Growth Fund..........      1.50%
Gartmore Value Opportunities Fund........      1.50%
Nationwide Small Cap Fund................      1.50%

The exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee will only apply to shares of the applicable Funds purchased, or exchanged from, after June 18, 2001. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

         DISTRIBUTIONS AND TAXES
The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, the S&P 500 Index, Small Cap Index, Mid Cap Market Index and International Index Funds distribute any available income dividends to shareholders. The Bond Index Fund distributes any available income dividends to shareholders daily and pays them monthly. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the calendar year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment in cash in writing if distributions are in excess of $5. You may be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in our account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

 CHANGING YOUR DISTRIBUTION OPTION
 If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certificates are not accurate, or as may otherwise be required under the Internal Revenue Code.)

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares are not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

         FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information for the period ended April 30, 2001, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Class B shares in the Nationwide Small Cap Index, Mid Cap Market Index and Bond Index Funds had not been offered to the public as of October 31, 2001.

                                                    NATIONWIDE S&P 500 INDEX FUND
                       ---------------------------------------------------------------------------------------
                                     CLASS A SHARES                               CLASS B SHARES
                       ------------------------------------------   ------------------------------------------
                                                PERIOD FROM                                  PERIOD FROM
                       SIX MONTHS ENDED      DECEMBER 29, 1999      SIX MONTHS ENDED      DECEMBER 29, 1999
                        APRIL 30, 2001    TO OCTOBER 31, 2000(a)     APRIL 30, 2001    TO OCTOBER 31, 2000(a)
                       ----------------   -----------------------   ----------------   -----------------------
                         (UNAUDITED)                                  (UNAUDITED)
NET ASSETS VALUE --
  BEGINNING OF PERIOD      $ 12.46                $12.73                $ 12.42                $12.73
                           -------                ------                -------                ------
INVESTMENT
  ACTIVITIES:
  Net investment
    income (loss)             0.03                  0.05(+)                  --                 (0.01)(+)
  Net realized and
    unrealized loss          (1.55)                (0.24)(+)              (1.55)                (0.25)(+)
                           -------                ------                -------                ------
      Total
         investment
         activities          (1.52)                (0.19)                 (1.55)                (0.26)
                           -------                ------                -------                ------
DISTRIBUTIONS:
  Net investment
    income                   (0.03)                (0.08)                    --                 (0.05)
  Net realized gains         (0.17)                                       (0.17)
                           -------                ------                -------                ------
      Total
        distributions        (0.20)                (0.08)                 (0.17)                (0.05)
                           -------                ------                -------                ------
NET ASSET VALUE --
  END OF PERIOD            $ 10.74                $12.46                $ 10.70                $12.42
                           =======                ======                =======                ======
Total Return
  (excluding sales
  charge)(b)                (12.26)%                5.71%                (12.53)%                5.17%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, at end
    of period (000)        $ 2,632                $2,214                $ 1,696                $  987
  Ratio of expenses
    to average net
    assets(c)                 0.63%                 0.63%                  1.23%                 1.23%
  Ratio of net
    investment income
    (loss) to average
    net assets(c)             0.59%                 0.47%                 (0.01)%               (0.12)%
  Ratio of expenses
    to average net
    assets*(c)                0.95%                 0.88%                  2.02%                 2.05%
  Portfolio turnover
    rate(d)                   7.60%                 9.72%                  7.60%                 9.72%

                             NATIONWIDE S&P 500 INDEX FUND
                       ------------------------------------------
                               INSTITUTIONAL CLASS SHARES
                       ------------------------------------------
                                                PERIOD FROM
                       SIX MONTHS ENDED      DECEMBER 29, 1999
                        APRIL 30, 2001    TO OCTOBER 31, 2000(a)
                       ----------------   -----------------------
                         (UNAUDITED)
NET ASSETS VALUE --
  BEGINNING OF PERIOD      $ 12.49                $ 12.73
                           -------                -------
INVESTMENT
  ACTIVITIES:
  Net investment
    income (loss)             0.05                   0.09(+)
  Net realized and
    unrealized loss          (1.55)                 (0.25)(+)
                           -------                -------
      Total
         investment
         activities           1.50)                 (0.16)
                           -------                -------
DISTRIBUTIONS:
  Net investment
    income                   (0.05)                 (0.08)
  Net realized gains         (0.17)
                           -------                -------
      Total
        distributions        (0.22)                 (0.08)
                           -------                -------
NET ASSET VALUE --
  END OF PERIOD            $ 10.77                $ 12.49
                           =======                =======
Total Return
  (excluding sales
  charge)(b)                (12.04)%                 6.01%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, at end
    of period (000)        $85,220                $92,190
  Ratio of expenses
    to average net
    assets(c)                 0.23%                  0.23%
  Ratio of net
    investment income
    (loss) to average
    net assets(c)             1.00%                  0.83%
  Ratio of expenses
    to average net
    assets*(c)                0.30%                  0.30%
  Portfolio turnover
    rate(d)                   7.60%                  9.72%

---------------

(+)  Calculated using the average daily shares outstanding for the period.

*  Ratios calculated as if no fees were waived and/or expenses reimbursed.

(a) The Class A, Class B and Institutional Class Shares commenced operations on December 29, 1999.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

         Financial Highlights

                                         NATIONWIDE S&P 500 INDEX FUND
                         -------------------------------------------------------------
                                             SERVICE CLASS SHARES
                         -------------------------------------------------------------
                                              FOR THE YEAR           PERIOD FROM
                         SIX MONTHS ENDED        ENDED            NOVEMBER 2, 1998
                          APRIL 30, 2001    OCTOBER 31, 2000   TO OCTOBER 31, 1999(a)
                         ----------------   ----------------   -----------------------
                           (UNAUDITED)
NET ASSETS VALUE --
  BEGINNING OF PERIOD        $  12.45           $  11.91               $  9.66
                             --------           --------               -------
INVESTMENT ACTIVITIES:
  Net investment income          0.02               0.07                  0.09
  Net realized and
    unrealized gain             (1.54)              0.56                  2.25
                             --------           --------               -------
      Total investment
         activities             (1.52)              0.63                  2.34
                             --------           --------               -------
DISTRIBUTIONS:
  Net investment income         (0.03)             (0.07)                (0.09)
  Net realized gains            (0.17)             (0.02)                   --
                             --------           --------               -------
      Total
         distributions          (0.20)             (0.09)                (0.09)
                             --------           --------               -------
NET ASSET VALUE -- END
  OF PERIOD                  $  10.73           $  12.45               $ 11.91
                             ========           ========               =======
Total Return (excluding
  sales charge)                (12.25)%             5.25%                24.27%(b)
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, at end of
    period (000)             $226,699           $189,443               $72,049
  Ratio of expenses to
    average net assets           0.63%              0.63%                 0.63%(c)
  Ratio of net
    investment income
    to average net
    assets                       0.59%              0.54%                 0.69%(c)
  Ratio of expenses to
    average net assets*          0.69%              0.70%                 0.83%(c)
  Portfolio turnover
    rate(d)                      7.60%              9.72%                55.07%

                                         NATIONWIDE S&P 500 INDEX FUND
                         -------------------------------------------------------------
                                      INSTITUTIONAL SERVICE CLASS SHARES
                         -------------------------------------------------------------
                                              FOR THE YEAR           PERIOD FROM
                         SIX MONTHS ENDED        ENDED            NOVEMBER 2, 1998
                          APRIL 30, 2001    OCTOBER 31, 2000   TO OCTOBER 31, 1999(a)
                         ----------------   ----------------   -----------------------
                           (UNAUDITED)
NET ASSETS VALUE --
  BEGINNING OF PERIOD        $ 12.48            $ 11.94                $  9.66
                             -------            -------                -------
INVESTMENT ACTIVITIES:
  Net investment income         0.03               0.08                   0.10
  Net realized and
    unrealized gain            (1.54)              0.56                   2.27
                             -------            -------                -------
      Total investment
         activities            (1.51)              0.64                   2.37
                             -------            -------                -------
DISTRIBUTIONS:
  Net investment income        (0.04)             (0.08)                 (0.09)
  Net realized gains           (0.17)             (0.02)                    --
                             -------            -------                -------
      Total
         distributions         (0.21)             (0.10)                 (0.09)
                             -------            -------                -------
NET ASSET VALUE -- END
  OF PERIOD                  $ 10.76            $ 12.48                $ 11.94
                             =======            =======                =======
Total Return (excluding
  sales charge)               (12.25)%             5.37%                 24.64%(b)
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, at end of
    period (000)             $34,793            $31,917                $17,389
  Ratio of expenses to
    average net assets          0.48%              0.48%                  0.48%(c)
  Ratio of net
    investment income
    to average net
    assets                      0.75%              0.69%                  0.87%(c)
  Ratio of expenses to
    average net assets*         0.53%              0.55%                  0.67%(c)
  Portfolio turnover
    rate(d)                     7.60%              9.72%                 55.07%

---------------

*  Ratios calculated as if no fees were waived and/or expenses reimbursed.

(a) The Service Class and Institutional Service Class Shares (formerly known as Class R and Class Y, respectively) commenced operations on November 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

                                                                       NATIONWIDE S&P 500 INDEX FUND
                                              -------------------------------------------------------------------------------
                                                                             LOCAL FUND SHARES
                                              -------------------------------------------------------------------------------
                                                                   FOR THE YEAR        FOR THE YEAR          PERIOD FROM
                                              SIX MONTHS ENDED        ENDED               ENDED            JULY 24, 1998 TO
                                               APRIL 30, 2001    OCTOBER 31, 2000    OCTOBER 31, 1999    OCTOBER 31, 1998(a)
                                              ----------------   ----------------    ----------------    --------------------
                                                (UNAUDITED)
NET ASSETS VALUE -- BEGINNING OF PERIOD           $ 12.48            $ 11.95             $  9.66               $ 10.00
                                                  -------            -------             -------               -------
INVESTMENT ACTIVITIES:
  Net investment income                              0.04               0.11(+)             0.12                  0.04
  Net realized and unrealized gain (loss)           (1.54)              0.54(+)             2.27                 (0.35)
                                                  -------            -------             -------               -------
       Total investment activities                  (1.50)              0.65                2.39                 (0.31)
                                                  -------            -------             -------               -------
DISTRIBUTIONS:
  Net investment income                             (0.05)             (0.10)              (0.10)                (0.03)
  Net realized gains                                (0.17)             (0.02)                 --                    --
                                                  -------            -------             -------               -------
       Total distributions                          (0.22)             (0.12)              (0.10)                (0.03)
                                                  -------            -------             -------               -------
NET ASSET VALUE -- END OF PERIOD                  $ 10.76            $ 12.48             $ 11.95               $  9.66
                                                  =======            =======             =======               =======
Total Return (excluding sales charge)              (12.08)%             5.43%              24.85%                (3.08)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)              $11,137            $10,555             $30,674               $22,325
  Ratio of expenses to average net assets            0.35%              0.35%               0.35%                 0.35%(c)
  Ratio of net investment income to average
     net assets                                      0.88%              0.84%               1.05%                 1.55%(c)
  Ratio of expenses to average net assets*           0.37%              0.38%               0.52%                 0.64%(c)
  Portfolio turnover rate(d)                         7.60%              9.72%              55.07%                 3.07%(b)

---------------

(+)  Calculated using the average daily shares outstanding for the period.

*  Ratios calculated as if no fees were waived and/or expenses reimbursed.

(a) The Local Fund Shares were first offered to the public on July 24, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

         Financial Highlights

                                                                        NATIONWIDE SMALL CAP INDEX FUND
                                                 ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED APRIL 30, 2001        PERIOD ENDED OCTOBER 31, 2000(a,b)
                                                 -------------------------------------    -------------------------------------
                                                 CLASS A SHARES    INSTITUTIONAL CLASS    CLASS A SHARES    INSTITUTIONAL CLASS
                                                 --------------    -------------------    --------------    -------------------
                                                  (UNAUDITED)          (UNAUDITED)
NET ASSETS VALUE -- BEGINNING OF PERIOD              $ 9.67              $ 9.70              $  10.00             $ 10.00
                                                     ------              ------              --------             -------
INVESTMENT ACTIVITIES:
  Net investment income                                0.05                0.06                  0.07                0.09
  Net realized and unrealized loss                    (0.22)              (0.22)                (0.34)              (0.32)
                                                     ------              ------              --------             -------
       Total investment activities                    (0.17)              (0.16)                (0.27)              (0.23)
                                                     ------              ------              --------             -------
DISTRIBUTIONS:
  Net investment income                               (0.05)              (0.06)                (0.06)              (0.07)
                                                     ------              ------              --------             -------
       Total distributions                            (0.05)              (0.06)                (0.06)              (0.07)
                                                     ------              ------              --------             -------
NET ASSET VALUE -- END OF PERIOD                     $ 9.45              $ 9.48              $   9.67             $  9.70
                                                     ======              ======              ========             =======
Total Return (excluding sales charges)(c)             (1.77)%             (1.62)%               (2.71)%             (2.30)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                 $  977              $4,790              $     32             $ 2,301
  Ratio of expenses to average net assets(d)           0.79%               0.29%                 0.79%               0.29%
  Ratio of net investment income to average net
     assets(d)                                         0.75%               1.37%                 1.00%               1.69%
  Ratio of expenses to average net assets(*,d)         3.54%               3.46%               329.04%              19.76%
  Portfolio turnover rate(e)                          50.51%              50.51%                48.27%              48.27%

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The Fund commenced operations on December 29, 1999.

(b) Class B shares did not commence operations in the Small Cap Index Fund during this period.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is based on the Master Portfolios.

                                                                      NATIONWIDE MID CAP MARKET INDEX FUND
                                                 ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED APRIL 30, 2001        PERIOD ENDED OCTOBER 31, 2000(a,b)
                                                 -------------------------------------    -------------------------------------
                                                 CLASS A SHARES    INSTITUTIONAL CLASS    CLASS A SHARES    INSTITUTIONAL CLASS
                                                 --------------    -------------------    --------------    -------------------
                                                  (UNAUDITED)          (UNAUDITED)
NET ASSETS VALUE -- BEGINNING OF PERIOD              $11.77              $11.80              $  10.00             $ 10.00
                                                     ------              ------              --------             -------
INVESTMENT ACTIVITIES:
  Net investment income                                0.05                0.06                  0.09                0.14(+)
  Net realized and unrealized gain                    (0.20)              (0.19)                 1.76                1.76(+)
                                                     ------              ------              --------             -------
       Total investment activities                    (0.15)              (0.13)                 1.85                1.90
                                                     ------              ------              --------             -------
DISTRIBUTIONS:
  Net investment income                               (0.06)              (0.06)                (0.08)              (0.10)
  Net realized gains                                  (0.42)              (0.42)
                                                     ------              ------              --------             -------
       Total distributions                            (0.48)              (0.48)                (0.08)              (0.10)
                                                     ------              ------              --------             -------
NET ASSET VALUE -- END OF PERIOD                     $11.14              $11.19              $  11.77             $ 11.80
                                                     ======              ======              ========             =======
Total Return (excluding sales charges)(c)             (1.27)%             (1.03)%               18.51%              19.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                 $5,182              $9,652              $  3,049             $ 7,957
  Ratio of expenses to average net assets(d)           0.81%               0.31%                 0.81%               0.31%
  Ratio of net investment income to average net
     assets(d)                                         0.63%               1.14%                 0.95%               1.49%
  Ratio of expenses to average net assets(*,d)         1.48%               1.24%                 3.12%               2.76%
  Portfolio turnover rate(e)                          50.32%              50.32%                35.19%              35.19%

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(+)  Calculated using the average daily shares outstanding for the period.

(a) The Fund commenced operations on December 29, 1999.

(b) Class B shares did not commence operations in the Mid Cap Market Index Fund during this period.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is based on the Master Portfolios.

         Financial Highlights

                                        NATIONWIDE INTERNATIONAL INDEX FUND
                               -----------------------------------------------------
                                          SIX MONTH ENDED APRIL 30, 2001
                               -----------------------------------------------------
                               CLASS A SHARES   CLASS B SHARES   INSTITUTIONAL CLASS
                               --------------   --------------   -------------------
                                (UNAUDITED)      (UNAUDITED)         (UNAUDITED)
NET ASSETS VALUE -- BEGINNING
  OF PERIOD                       $  8.65          $  8.62             $  8.66
                                  -------          -------             -------
INVESTMENT ACTIVITIES:
  Net investment income              0.04             0.01                0.05
  Net realized and unrealized
     loss                           (0.78)           (0.78)              (0.79)
                                  -------          -------             -------
       Total investment
          activities                (0.74)           (0.77)              (0.74)
                                  -------          -------             -------
DISTRIBUTIONS:
  Net investment income             (0.02)              --               (0.03)
                                  -------          -------             -------
       Total distributions          (0.02)              --               (0.03)
                                  -------          -------             -------
NET ASSET VALUE -- END OF
  PERIOD                          $  7.89          $  7.85             $  7.89
                                  =======          =======             =======
Total Return (excluding sales
  charges)(b)                       (8.56)%          (8.88)%             (8.52)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
     period (000)                 $   742          $    59             $ 3,966
  Ratio of expenses to
     average net assets(c)           0.86%            1.46%               0.36%
  Ratio of net investment
     income to average net
     assets(c)                       0.69%            0.17%               1.32%
  Ratio of expenses to
     average net assets(*,c)         4.36%            6.49%               4.05%
  Portfolio turnover rate(d)        40.82%           40.82%              40.82%

                                        NATIONWIDE INTERNATIONAL INDEX FUND
                               -----------------------------------------------------
                                         PERIOD ENDED OCTOBER 31, 2000(a)
                               -----------------------------------------------------
                               CLASS A SHARES   CLASS B SHARES   INSTITUTIONAL CLASS
                               --------------   --------------   -------------------

NET ASSETS VALUE -- BEGINNING
  OF PERIOD                      $    10.00        $ 10.00             $ 10.00
                                 ----------        -------             -------
INVESTMENT ACTIVITIES:
  Net investment income                0.06           0.02                0.09
  Net realized and unrealized
     loss                             (1.36)         (1.38)              (1.35)
                                 ----------        -------             -------
       Total investment
          activities                  (1.30)         (1.36)              (1.26)
                                 ----------        -------             -------
DISTRIBUTIONS:
  Net investment income               (0.05)         (0.02)              (0.08)
                                 ----------        -------             -------
       Total distributions            (0.05)         (0.02)              (0.08)
                                 ----------        -------             -------
NET ASSET VALUE -- END OF
  PERIOD                         $     8.65        $  8.62             $  8.66
                                 ==========        =======             =======
Total Return (excluding sales
  charges)(b)                        (13.03)%       (13.62)%            (12.65)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
     period (000)                $      230        $    53             $ 2,858
  Ratio of expenses to
     average net assets(c)             0.86%          1.46%               0.36%
  Ratio of net investment
     income to average net
     assets(c)                         1.01%          0.39%               1.16%
  Ratio of expenses to
     average net assets(*,c)          49.77%         63.29%               8.18%
  Portfolio turnover rate(d)           5.66%          5.66%               5.66%

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The Fund commenced operations on December 29, 1999.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is based on the Master Portfolios.

                                                                              NATIONWIDE BOND INDEX FUND
                                                     ----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED APRIL 30, 2001       PERIOD ENDED OCTOBER 31, 2000(a,b)
                                                     ------------------------------------   -------------------------------------
                                                     CLASS A SHARES   INSTITUTIONAL CLASS   CLASS A SHARES    INSTITUTIONAL CLASS
                                                     --------------   -------------------   --------------    -------------------
                                                      (UNAUDITED)         (UNAUDITED)
NET ASSETS VALUE -- BEGINNING OF PERIOD                 $ 10.08             $ 10.09            $ 10.00              $ 10.00
                                                        -------             -------            -------              -------
INVESTMENT ACTIVITIES:
  Net investment income                                    0.30                0.32               0.50                 0.54
  Net realized and unrealized gain                         0.45                0.43               0.08                 0.09
                                                        -------             -------            -------              -------
       Total investment activities                         0.75                0.75               0.58                 0.63
                                                        -------             -------            -------              -------
DISTRIBUTIONS:
  Net investment income                                   (0.30)              (0.32)             (0.50)               (0.54)
  Net realized gains                                      (0.07)              (0.07)                --                   --
                                                        -------             -------            -------              -------
       Total distributions                                (0.37)              (0.39)             (0.50)               (0.54)
                                                        -------             -------            -------              -------
NET ASSET VALUE -- END OF PERIOD                        $ 10.46             $ 10.45            $ 10.08              $ 10.09
                                                        =======             =======            =======              =======
Total Return (excluding sales charges)(c)                  7.46%               7.52%              5.92%                6.47%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)                    $ 1,973             $ 9,191            $ 8,352              $ 3,763
  Ratio of expenses to average net assets(d)               0.81%               0.31%              0.81%                0.31%
  Ratio of net investment income to average net
     assets(d)                                             5.72%               6.16%              6.06%                6.49%
  Ratio of expenses to average net assets(*,d)             1.92%               2.09%              3.48%               10.87%
  Portfolio turnover rate(e)                              43.24%              43.24%             35.74%               35.74%

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The Fund commenced operations on December 29, 1999.

(b) Class B shares did not commence operations in the Bond Index Fund during this period.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is based on the Master Portfolios.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contains additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- SAI (incorporated by reference into this Prospectus)

- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance)

- Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Family of Funds
P.O. Box 1492
Columbus, Ohio 43216-1492
(614) 428-3278 (fax)

Nationwide Logo

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Time (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time)).

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also, visit the Nationwide Family of Funds' website at www.nationwidefunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

INVESTMENT COMPANY ACT FILE NO. 811-08495

NATIONWIDE FAMILY OF FUNDS
P.O. BOX 1492
COLUMBUS, OHIO 43216-1492

HS-1223-9/01

                       STATEMENT OF ADDITIONAL INFORMATION


                                  MARCH 1, 2001

                        (AS AMENDED SEPTEMBER ___, 2001)



                             NATIONWIDE MUTUAL FUNDS

GARTMORE GROWTH FUND                     NATIONWIDE HIGH YIELD BOND FUND
GARTMORE TOTAL RETURN FUND               NATIONWIDE BOND FUND
GARTMORE MILLENNIUM GROWTH FUND          NATIONWIDE TAX-FREE INCOME FUND
GARTMORE GROWTH 20 FUND                  NATIONWIDE GOVERNMENT BOND FUND
GARTMORE VALUE OPPORTUNITIES FUND        NATIONWIDE LONG-TERM U.S. GOVERNMENT
NATIONWIDE LARGE CAP VALUE FUND             BOND FUND
GARTMORE GLOBAL TECHNOLOGY AND           NATIONWIDE MORLEY ENHANCED INCOME FUND
   COMMUNICATIONS FUND                   NATIONWIDE MORLEY CAPITAL ACCUMULATION
GARTMORE EMERGING MARKETS FUND              FUND
GARTMORE INTERNATIONAL GROWTH FUND       NATIONWIDE MONEY MARKET FUND
GARTMORE GLOBAL LEADERS FUND             NATIONWIDE S&P 500 INDEX FUND
GARTMORE EUROPEAN GROWTH FUND            NATIONWIDE SMALL CAP INDEX FUND
GARTMORE GLOBAL SMALL COMPANIES FUND     NATIONWIDE MID CAP MARKET INDEX FUND
GARTMORE OTC FUND                        NATIONWIDE INTERNATIONAL INDEX FUND
GARTMORE INTERNATIONAL SMALL CAP GROWTH  NATIONWIDE BOND INDEX FUND
   FUND                                  NATIONWIDE INVESTOR DESTINATIONS
NATIONWIDE LARGE CAP GROWTH FUND            AGGRESSIVE FUND
NATIONWIDE SMALL CAP FUND                NATIONWIDE INVESTOR DESTINATIONS
NATIONWIDE GROWTH FOCUS FUND                MODERATELY AGGRESSIVE FUND
GARTMORE GLOBAL HEALTH SCIENCES FUND     NATIONWIDE INVESTOR DESTINATIONS
NORTHPOINTE SMALL CAP VALUE FUND            MODERATE FUND
PRESTIGE BALANCED FUND                   NATIONWIDE INVESTOR DESTINATIONS
PRESTIGE INTERNATIONAL FUND                 MODERATELY CONSERVATIVE FUND
                                         NATIONWIDE INVESTOR DESTINATIONS
                                            CONSERVATIVE FUND


      Nationwide Mutual Funds (the "Trust") is a registered open-end investment company consisting of 39 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

      This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:


          - Gartmore Growth Fund (formerly the "Nationwide Growth Fund") and Gartmore Growth 20 Fund (formerly the "Nationwide Focus Fund"), dated March 1, 2001 and as supplemented June 14, 2001 and September ___, 2001;

          - Gartmore Total Return Fund (formerly the "Nationwide Fund") dated March 1, 2001 (as revised June 14, 2001) and as supplemented September ___, 2001;

          - Gartmore Millennium Growth Fund (formerly the "Nationwide Mid Cap Growth Fund") dated March 1, 2001 and as supplemented June 14, 2001 and September ___, 2001;


          - Gartmore Value Opportunities Fund (formerly the "Nationwide Value Opportunities Fund") dated March 1, 2001 and as supplemented June 14, 2001;

          - Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Global Leaders Fund and Gartmore International Small Cap Growth Fund dated March 1, 2001 and as supplemented June 14, 2001;

          - Gartmore Global Technology and Communications Fund (formerly the "Nationwide Global Technology and Communications Fund") dated March 1, 2001 and as supplemented June 14, 2001:

          - Nationwide Large Cap Growth Fund (formerly the "Prestige Large Cap Growth Fund"), Nationwide Large Cap Value Fund (formerly the "Prestige Large Cap Value Fund") and Nationwide Small Cap Fund (formerly the "Prestige Small Cap Fund") dated March 1, 2001 and as supplemented June 14, 2001;

          - NorthPointe Small Cap Value Fund dated March 1, 2001 and as supplemented June 14, 2001;


          - Nationwide High Yield Bond Fund, Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Government Bond Fund (formerly the "Nationwide Intermediate U.S. Government Bond Fund"), Nationwide Morley Enhanced Income Fund (formerly the "Morley Enhanced Income Fund") and Nationwide Money Market Fund dated March 1, 2001 (as revised May 30, 2001) and as supplemented September ___, 2001;

          - Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund dated September ___, 2001;


          - Nationwide Morley Capital Accumulation Fund (formerly the "Morley Capital Accumulation Fund") dated March 1, 2001 and as supplemented March 5, 2001);


          - Nationwide Investor Destinations Aggressive Fund (formerly the "Investor Destinations Aggressive Fund"), Nationwide Investor Destinations Moderately Aggressive Fund (formerly the "Investor Destinations Moderately Aggressive Fund"), Nationwide Investor Destinations Moderate Fund (formerly the "Investor Destinations Moderate Fund"), Nationwide Investor Destinations Moderately Conservative Fund (formerly the "Investor Destinations Moderately Conservative Fund") and Nationwide Investor Destinations Conservative Fund (formerly the "Investor Destinations Conservative Fund") (collectively, the "Investor Destinations Funds") dated September ___, 2001;


          - Prestige International Fund and Prestige Balanced Fund dated March 1, 2001 and as supplemented June 14, 2001;

          - Nationwide Long-Term U.S. Government Bond Fund dated March 1, 2001 and as supplemented June 14, 2001;

          -    Gartmore Global Health Sciences Fund dated May 15, 2001;

          -    Nationwide Growth Focus Fund dated September 1, 2000;

          - Gartmore European Growth Fund and Gartmore Global Small Companies Fund dated September 1, 2000; and

          -    Gartmore OTC Fund dated December 27, 2000.

Shares of the Gartmore European Growth, Gartmore OTC Fund, Nationwide Growth Focus, and Gartmore Global Small Companies Funds are not currently being offered to investors.


The Board of Trustees recently considered and approved a proposal to liquidate and dissolve the Prestige Balanced and Prestige International Funds. If this action is approved by the shareholders of a Fund, that Fund will be liquidated and dissolved as soon as is practicable thereafter. Beginning March 1, 2001 and prior to such liquidation and dissolution, shareholders will no longer be permitted to purchase shares of the Prestige Balanced and Prestige International Funds except through dividend reinvestment and purchases made through omnibus accounts for retirement plans or variable insurance products offered by subsidiaries of Nationwide Financial Services, Inc. and there will be no further exchanges into the Funds. Shareholders will be entitled to exchange out of the Funds or redeem their shares in the manner set forth below and in their Prospectus. Also, it is anticipated that the Nationwide Long-Term U.S. Government Bond Fund will be reorganized with and into the Nationwide Government Bond Fund (formerly the "Nationwide Intermediate U.S. Government Bond Fund"). Please see the appropriate prospectus for further detail about either one of these actions.


Terms not defined in this SAI have the meanings assigned to them in the Prospectuses.

The Prospectuses may be obtained from Nationwide Family of Funds, P.O. Box 1492, Columbus, Ohio 43216-1492, or by calling toll free 1-800-848-0920.

                                TABLE OF CONTENTS

                                                                         PAGE

General Information and History..........................................    1
Additional Information on Portfolio Instruments and Investment Policies..    1
Description of Portfolio Instruments and Investment Policies.............   12
Investment Restrictions..................................................   57
Trustees and Officers of the Trust.......................................   60
Investment Advisory and Other Services...................................   63
Brokerage Allocation.....................................................   95
Additional Information on Purchases and Sales............................  102
Valuation of Shares......................................................  110
Investor Strategies......................................................  112
Investor Privileges......................................................  114
Investor Services........................................................  116
Fund Performance Advertising.............................................  117
Additional Information...................................................  124
Additional General Tax Information For All Funds.........................  126
Major Shareholders.......................................................  137
Financial Statements.....................................................  159
Appendix A - Bond Ratings................................................  160

                         GENERAL INFORMATION AND HISTORY

         Nationwide Mutual Funds (the "Trust"), formerly Nationwide Investing Foundation III ("NIF III"), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust, dated October 30, 1997, as subsequently amended. The Trust currently consists of 39 separate series, each with its own investment objective. Each of the Funds, except the S&P 500 Index, Gartmore Growth 20, Nationwide Growth Focus, Small Cap Index, Mid Cap Market Index, Bond Index, International Index, Global Health Sciences and each of the Investor Destinations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE INVESTOR DESTINATIONS FUNDS

         Each of the Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the Investor Destinations Funds discusses the investment objectives and strategies for each Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the Aggressive Fund currently - the Nationwide contract (described in detail below). Periodically, each Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an Investor Destinations Fund's asset allocation.


         The following is a list of the mutual funds that are part of the Nationwide group of funds (the "Nationwide funds") that the Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Nationwide funds. As described below, VMF has employed a subadviser for each of the Nationwide Index Funds. Each of the following Funds is described in this SAI and their respective Prospectuses.


-        Nationwide International Index Fund
-        Nationwide Small Cap Index Fund
-        Nationwide Mid Cap Market Index Fund

-        Nationwide Bond Index Fund
-        Nationwide S&P 500 Index Fund
-        Nationwide Morley Enhanced Income Fund
-        Nationwide Money Market Fund

ALL FUNDS

         The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.


         With respect to the Investor Destinations Funds, this Statement of Additional Information, like the Prospectus for each of the Funds, uses the term "Fund" to include the Underlying Funds in which the Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each Fund, including their respective Underlying Funds.

                                                                                                 s
                                                                                                 e
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                                                       R        r    n         0   O    Y   h              a    n   I
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                                                  o    t    o   a    o    o    &   l    i   r    o    m    i    n   o
                                                  r    o    B   T    G    M    S   a    H   G    l    S    M    I   B
                                                  G    T                           V             G
                                                            e   e    e    e    e        e   e         e    e    e   e
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                                                  r    r    i   i    i    i    i   r    i   i    r    i    i    i   i
                                                  o    o    w   w    w    w    w   o    w   w    o    w    w    w   w
                                                  m    m    n   n    n    n    n   m    n   n    m    n    n    n   n
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                                                  r    r    t   t    t    t    t   r    t   t    r    t    t    t   t
                                                  a    a    a   a    a    a    a   a    a   a    a    a    a    a   a
        TYPE OF INVESTMENT OR TECHNIQUE           G    G    N   N    N    N    N   G    N   N    G    N    N    N   N
U.S. common stocks                                Y    Y    Y                  Y   Y    Y   Y    Y    Y    Y

Preferred stocks                                  Y    Y    Y                      Y    Y   Y    Y

Small company stocks                              Y    Y    Y                           Y   Y    Y    Y

Special situation companies                       Y                            Y   Y    Y   Y    Y    Y    Y

Illiquid securities                               Y    Y    Y   Y    Y    Y        Y    Y   Y    Y    Y    Y    Y   Y

Restricted securities                             Y    Y    Y   Y    Y    Y        Y    Y   Y    Y    Y    Y    Y   Y

When-issued / delayed-delivery securities         Y    Y    Y   Y    Y    Y    Y   Y    Y   Y    Y    Y    Y    Y   Y

Investment companies                              Y    Y    Y   Y    Y    Y    Y   Y    Y   Y    Y

Real estate investment trusts (REITS)                                          Y   Y    Y   Y    Y    Y    Y    Y

Securities of foreign issuers                     Y    Y    Y             Y    Y   Y    Y   Y    Y              Y   Y

Depository receipts                               Y    Y                           Y    Y   Y    Y              Y

Securities  from  developing  countries/emerging                                   Y    Y   Y    Y
markets

Convertible securities                            Y    Y    Y                      Y    Y   Y    Y

Long-term debt when originally  issued, but with            Y   Y    Y    Y             Y                           Y
397 days or less remaining to maturity

Short-term debt                                   Y    Y    Y   Y    Y    Y    Y   Y    Y   Y    Y    Y    Y    Y   Y

Floating and variable rate securities             Y    Y    Y   Y    Y    Y        Y    Y   Y    Y                  Y

Zero coupon securities                                      Y   Y    Y                  Y

Pay-in-kind bonds                                           Y                           Y

Deferred payment securities                                 Y                           Y

Non-investment grade debt                                   Y   Y                       Y

Loan participations and assignments                         Y             Y             Y

Sovereign debt (foreign) (denominated in U.S. $)            Y             Y             Y                           Y

Foreign commercial paper (denominated in U.S. $)  Y    Y                  Y             Y        Y              Y

Duration                                                    Y        Y                  Y

U.S. Government securities                        Y    Y    Y   Y    Y    Y    Y   Y    Y   Y    Y    Y    Y    Y   Y

Money market instruments                          Y    Y    Y   Y    Y    Y    Y   Y    Y   Y    Y    Y    Y    Y   Y

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                                                                               s          r
                                                                               e          e
                                                                               r          s
                                                                               g          n
                                                                               g          o
                                                                               A          C    e
                                                                                               v
                                                                          e    y          y    i          s
                                                                          v    l          l    t          n
                                                                          i    e    e     e    a          o
                                                                          s    t    t     t    v          i
                                                                          s    a    a     a    r          t
                                                          n               e    r    r     r    e          a
                                                          o               r    e    e     e    s          c
                                                          i               g    d    d     d    n          i
                                                          t               g    o    o     o    o          n
                                                          a               A    M    M     M    C          u
                                                          l    e                                          m
                                                          u    m          s    s    s     s    s          m
                                                          m    o          n    n    n     n    n          o
                                                          u    c          o    o    o     o    o          C
                                                          c    n          i    i    i     i    i                    h
                                                          c    I          t    t    t     t    t          &         t
                                                h         A          e    a    a    a     a    a                    w
                                           e    t              d     u    n    n    n     n    n    h     y         o
                                           u    w         l    e     l    i    i    i     i    i    t     g    s    r
                                           l    o         a    c     a    t    t    t     t    t    w     o    t    G
                                           a    r         t    n     V    s    s    s     s    s    o     l    e
                                           V    G         i    a          e    e    e     e    e    r     o    k    l
                                                          p    h     p    D    D    D     D    D    G     n    r    a
                                           p    p    p    a    n     a                                    h    a    n
                                           a    a    a    C    E     C    r    r    r     r    r    m     c    M    o
                                           C    C    C                    o    o    o     o    o    u     e         i
                                                          y    y     l    t    t    t     t    t    i     T    g    t
                                           e    e    l    e    e     l    s    s    s     s    s    n          n    a
                                           g    g    l    l    l     a    e    e    e     e    e    n     l    i    n
                                           r    r    a    r    r     m    v    v    v     v    v    e     a    g    r
                                           a    a    m    o    o     S    n    n    n     n    n    l     b    r    e
                                           L    L    S    M    M          I    I    I     I    I    l     o    e    t
                                                                     e                              i     l    m    n
                                           e    e    e    e    e     t    e    e    e     e    e    M     G    E    I
                                           d    d    d    d    d     n    d    d    d     d    d
                                           i    i    i    i    i     i    i    i    i     i    i    e     e    e    e
                                           w    w    w    w    w     o    w    w    w     w    w    r     r    r    r
                                           n    n    n    n    n     P    n    n    n     n    n    o     o    o    o
                                           o    o    o    o    o     h    o    o    o     o    o    m     m    m    m
                                           i    i    i    i    i     t    i    i    i     i    i    t     t    t    t
                                           t    t    t    t    t     r    t    t    t     t    t    r     r    r    r
                                           a    a    a    a    a     o    a    a    a     a    a    a     a    a    a
    TYPE OF INVESTMENT OR TECHNIQUE        N    N    N    N    N     N    N    N    N     N    N    G     G    G    G
U.S. common stocks                         Y    Y    Y               Y    Y    Y    Y     Y    Y    Y     Y

Preferred stocks                           Y    Y                    Y                              Y     Y    Y    Y

Small company stocks                       Y    Y    Y               Y    Y    Y    Y     Y         Y     Y    Y    Y

Special situation companies                Y    Y    Y               Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

Illiquid securities                        Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

Restricted securities                      Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

When-issued/delayed-delivery securities    Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y

Investment companies                       Y    Y    Y         Y     Y    Y    Y    Y     Y    Y    Y     Y

Real estate investment trusts (REITS)           Y    Y               Y                                    Y    Y    Y

Securities of foreign issuers              Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

Depository receipts                        Y    Y    Y               Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

Securities from developing                                           Y                                    Y    Y    Y
countries/emerging markets

Convertible securities                     Y    Y    Y               Y                              Y     Y    Y    Y

Long-term debt when originally issued      Y    Y    Y    Y    Y          Y    Y    Y     Y    Y
but with 397 days or less remaining to
maturity

Short-term debt                            Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

Floating and variable rate securities      Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

Zero coupon securities                          Y         Y    Y

Pay-in-kind bonds

Deferred payment securities                Y    Y

Non-investment grade debt

Loan participations and assignments        Y

Sovereign debt (foreign) (denominated      Y    Y    Y    Y    Y          Y    Y    Y     Y    Y    Y          Y    Y
in U.S. $)

Foreign commercial paper ) (denominated                                   Y    Y    Y     Y    Y               Y    Y
in U.S. $)

Duration                                                  Y    Y               Y    Y     Y    Y               Y    Y

U.S. Government securities                 Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

Money market instruments                   Y    Y    Y    Y    Y     Y    Y    Y    Y     Y    Y    Y     Y    Y    Y

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                                                                                 p
                                                                      s          a
                                                                      e          C
                                                                      i
                                                                      n          l              d
                                                                      a          l              n
                                                                      p          a              o
                                                                      m          m              B
                                                                h     o          S
                                                         s      t     C                         t
                                                         r      w                l              n              l
                                                         e      o     l          a              e              a
                                                         d      r     l          n              m              n
                                                         a      G     a          o              n              o
                                                         e            m          i      0       r              i
                                                         L      n     S          t      2       e      d       t
                                                                a                a              v      e       a
                                                         l      e     l          n      h       o      c       n
                                                         a      p     a          r      t       G      n       r
                                                         b      o     b          e      w              a       e
                                                         o      r     o     C    t      o       S.     l       t
                                                         l      u     l     T    n      r       U.     a       n
                                                         G      E     G     O    I      G              B       I
                                                                                                m
                                                         e      e     e     e    e      e       r      e       e
                                                         r      r     r     r    r      r       e      g       g
                                                         o      o     o     o    o      o       t      i       i
                                                         m      m     m     m    m      m       -      t       t
                                                         t      t     t     t    t      t       g      s       s
                                                         r      r     r     r    r      r       n      e       e
                                                         a      a     a     a    a      a       o      r       r
           TYPE OF INVESTMENT OR TECHNIQUE               G      G     G     G    G      G       L      P       P
U.S. common stocks                                       Y      Y     Y     Y    Y      Y              Y       Y

Preferred stocks                                         Y      Y     Y     Y    Y      Y              Y

Small company stocks                                     Y      Y     Y     Y    Y      Y              Y       Y

Special situation companies                              Y      Y     Y     Y    Y      Y              Y       Y

Illiquid securities                                      Y      Y     Y     Y    Y      Y       Y      Y       Y

Restricted securities                                    Y      Y     Y     Y    Y      Y       Y      Y       Y

When-issued / delayed-delivery securities                Y      Y     Y     Y    Y      Y       Y      Y       Y

Investment companies                                                                    Y       Y      Y       Y

Real estate investment trusts (REITS)                    Y      Y     Y     Y    Y                     Y

Securities of foreign issuers                            Y      Y     Y     Y    Y      Y              Y       Y

Depository receipts                                      Y      Y     Y     Y    Y      Y              Y       Y

Securities from developing countries/emerging markets    Y      Y     Y     Y    Y      Y              Y

Convertible securities                                   Y      Y     Y     Y    Y      Y              Y       Y

Long-term debt when originally  issued,  but with 397                                   Y       Y      Y       Y
days or less remaining to maturity

Short-term debt                                          Y      Y     Y     Y    Y      Y       Y      Y       Y

Floating and variable rate securities                                                   Y       Y      Y       Y

Zero coupon securities                                                                          Y      Y

Pay-in-kind bonds                                                                                      Y

Deferred payment securities                                                                            Y       Y

Non-investment grade debt                                                               Y              Y

Loan participations and assignments                                                                    Y

Sovereign debt (foreign) (denominated in U.S. $)         Y      Y     Y     Y    Y                     Y       Y

Foreign commercial paper (denominated in U.S. $)         Y      Y     Y     Y    Y                             Y

Duration                                                 Y      Y     Y     Y    Y              Y      Y

U.S. Government securities                               Y      Y     Y     Y    Y      Y       Y      Y       Y

Money market instruments                                 Y      Y     Y     Y    Y      Y       Y      Y       Y

                                                                                                    s
                                                                                                    e
                                                                                                    c       x
                                                                                                    n       e    x
                                                                                      s             e       d    e
                                                                                      e             i       n    d
                                                                                      i             c       I    n
                                                                   e    d             t   d         S   x        I
                                                                   m    n             i   n             e   t
                                                                   o    o        x    n   o         h   d   e    l
                                                                   c    B    t   e    u   B    s    t   n   k    a
                                                          n        n         e   d    t        u    l   I   r    n
                                                          r        I    t    k   n    r   d    c    a       a    o    x
                                                          u             n    r   I    o   l    o    e   p   M    i    e
                                                          t        e    e    a        p   e    F    H   u        t    d
                                                          e        e    m    M   0    p   i             C   p    a    n
                                                          R        r    n        0    O   Y    h            a    n    I
                                                      h            F    r    y   5             t    l   l   C    r
                                                      t   l   d         e    e        e   h    w    a   l        e    d
                                                      w   a   n    x    v    n   P    u   g    o    b   a   d    t    n
                                                      o   t   o    a    o    o   &    l   i    r    o   m   i    n    o
                                                      r   o   B    T    G    M   S    a   H    G    l   S   M    I    B
                                                      G   T                           V             G
                                                              e    e    e    e   e        e    e        e   e    e    e
                                                      e   e   d    d    d    d   d    e   d    d    e   d   d    d    d
                                                      r   r   i    i    i    i   i    r   i    i    r   i   i    i    i
                                                      o   o   w    w    w    w   w    o   w    w    o   w   w    w    w
                                                      m   m   n    n    n    n   n    m   n    n    m   n   n    n    n
                                                      h   h   o    o    o    o   o    h   o    o    h   o   o    o    o
                                                      t   t   i    i    i    i   i    t   i    i    t   i   i    i    i
                                                      r   r   t    t    t    t   t    r   t    t    r   t   t    t    t
                                                      a   a   a    a    a    a   a    a   a    a    a   a   a    a    a
        TYPE OF INVESTMENT OR TECHNIQUE               G   G   N    N    N    N   N    G   N    N    G   N   N    N    N

Mortgage-backed securities                                    Y    Y    Y                 Y                           Y

Stripped mortgage securities                                  Y         Y                 Y

Collateralized mortgage obligations                           Y         Y                 Y                           Y

Mortgage dollar rolls                                                                     Y    Y                      Y

Asset-backed securities                               Y   Y   Y    Y    Y    Y            Y                           Y

Bank and/or Savings and Loan obligations              Y   Y   Y    Y    Y    Y   Y    Y   Y    Y    Y   Y   Y    Y    Y

Repurchase agreements                                 Y   Y   Y    Y    Y    Y   Y    Y   Y    Y    Y   Y   Y    Y    Y

Reverse repurchase agreements                                                             Y    Y

Warrants                                              Y   Y                           Y   Y    Y

Futures                                               Y   Y                      Y    Y   Y    Y    Y   Y   Y    Y    Y

Options                                               Y   Y   Y    Y             Y    Y   Y    Y    Y   Y   Y    Y    Y

Foreign currencies                                                                    Y   Y    Y    Y            Y

Forward currency contracts                            Y   Y                      Y    Y   Y    Y    Y            Y

Borrowing money                                       Y   Y   Y    Y    Y    Y   Y    Y   Y    Y    Y   Y   Y    Y    Y

Lending portfolio securities                          Y   Y   Y    Y    Y    Y   Y    Y   Y    Y    Y   Y   Y    Y    Y

Short sales                                           Y                          Y        Y    Y    Y   Y   Y    Y    Y

Participation Interests                                                                   Y

Swap Agreements                                                                           Y             Y   Y    Y    Y

Wrap Contracts

Indexed securities                                    Y   Y                      Y                      Y   Y    Y    Y

Strip Bonds                                                   Y         Y                 Y

Put Bonds                                                     Y    Y                      Y

Private Activity and Industrial Development Bonds                                         Y

Custodial Receipts                                                                        Y

Nationwide Contract

Extendable Commercial Notes                                                  Y

Standby Commitment Agreements                                                             Y                           Y

                                                                                       e
                                                                                       v
                                                                          e            i
                                                                          v            t
                                                                          i            a
                                                                          s            v
                                                                          s            r
                                                                          e            e
                                                                          r            s
                                                                          g            n
                                                                          g            o
                                                                          A            C      e
                                                                                              v
                                                                   e      y            y      i          s
                                                                   v      l            l      t          n
                                                                   i      e      e     e      a          o
                                                                   s      t      t     t      v          i
                                                                   s      a      a     a      r          t
                                                   n               e      r      r     r      e          a
                                                   o               r      e      e     e      s          c
                                                   i               g      d      d     d      n          i
                                                   t               g      o      o     o      o          n
                                                   a               A      M      M     M      C          u
                                                   l    e                                                m
                                                   u    m          s      s      s     s      s          m
                                                   m    o          n      n      n     n      n          o
                                                   u    c          o      o      o     o      o          C
                                                   c    n          i      i      i     i      i                     h
                                                   c    I          t      t      t     t      t          &          t
                                          h        A          e    a      a      a     a      a                     w
                                     e    t             d     u    n      n      n     n      n    h     y          o
                                     u    w        l    e     l    i      i      i     i      i    t     g     s    r
                                     l    o        a    c     a    t      t      t     t      t    w     o     t    G
                                     a    r        t    n     V    s      s      s     s      s    o     l     e
                                     V    G        i    a          e      e      e     e      e    r     o     k    l
                                                   p    h     p    D      D      D     D      D    G     n     r    a
                                     p    p    p   a    n     a                                          h     a    n
                                     a    a    a   C    E     C    r      r      r     r      r    m     c     M    o
                                     C    C    C                   o      o      o     o      o    u     e          i
                                                   y    y     l    t      t      t     t      t    i     T     g    t
                                     e    e    l   e    e     l    s      s      s     s      s    n           n    a
                                     g    g    l   l    l     a    e      e      e     e      e    n     l     i    n
                                     r    r    a   r    r     m    v      v      v     v      v    e     a     g    r
                                     a    a    m   o    o     S    n      n      n     n      n    l     b     r    e
                                     L    L    S   M    M          I      I      I     I      I    l     o     e    t
                                                              e                                    i     l     m    n
                                     e    e    e   e    e     t    e      e      e     e      e    M     G     E    I
                                     d    d    d   d    d     n    d      d      d     d      d
                                     i    i    i   i    i     i    i      i      i     i      i    e     e     e    e
                                     w    w    w   w    w     o    w      w      w     w      w    r     r     r    r
                                     n    n    n   n    n     P    n      n      n     n      n    o     o     o    o
                                     o    o    o   o    o     h    o      o      o     o      o    m     m     m    m
                                     i    i    i   i    i     t    i      i      i     i      i    t     t     t    t
                                     t    t    t   t    t     r    t      t      t     t      t    r     r     r    r
                                     a    a    a   a    a     o    a      a      a     a      a    a     a     a    a
TYPE OF INVESTMENT OR TECHNIQUE      N    N    N   N    N     N    N      N      N     N      N    G     G     G    G
Mortgage-backed securities                         Y    Y          Y      Y      Y     Y      Y

Stripped mortgage securities                       Y    Y

Collateralized mortgage                            Y    Y          Y      Y      Y     Y      Y
obligations

Mortgage dollar rolls                              Y    Y          Y      Y      Y     Y      Y


Asset-backed securities                            Y    Y          Y      Y      Y     Y      Y    Y


Bank and/or Savings and Loan         Y    Y    Y   Y    Y     Y    Y      Y      Y     Y      Y    Y     Y     Y     Y
obligations

Repurchase agreements                Y    Y    Y   Y    Y     Y    Y      Y      Y     Y      Y    Y     Y     Y     Y

Reverse repurchase agreements                  Y   Y    Y                                                Y

Warrants                             Y    Y    Y              Y                                    Y           Y     Y

Futures                              Y    Y    Y        Y     Y    Y      Y      Y     Y      Y    Y     Y     Y     Y

Options                              Y    Y    Y        Y     Y    Y      Y      Y     Y      Y    Y     Y     Y     Y

Foreign currencies                   Y    Y                   Y    Y      Y      Y     Y      Y          Y     Y     Y

Forward currency contracts           Y    Y    Y              Y    Y      Y      Y     Y       Y   Y     Y     Y     Y

Borrowing money                      Y    Y    Y   Y    Y     Y    Y      Y      Y     Y      Y    Y     Y     Y     Y

Lending portfolio securities         Y    Y    Y   Y    Y     Y    Y      Y      Y     Y      Y    Y     Y     Y     Y

Short sales                                                        Y      Y      Y     Y      Y          Y     Y     Y

Participation Interests

Swap Agreements                           Y        Y               Y      Y      Y     Y      Y

Wrap Contracts                                     Y    Y          Y      Y      Y     Y      Y

Indexed securities                                                 Y      Y      Y     Y      Y

Strip Bonds

Put Bonds

Private Activity and Industrial
Development Bonds

Custodial Receipts

Nationwide Contract                                                Y      Y      Y     Y      Y

Extendable Commercial Notes                                        Y      Y      Y     Y      Y

Standby Commitment Agreements

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                                                                               p
                                                                    s          a
                                                                    e          C
                                                                    i
                                                                    n          l           d
                                                                    a          l           n
                                                                    p          a           o
                                                                    m          m           B
                                                              h     o          S
                                                        s     t     C                      t
                                                        r     w                l           n            l
                                                        e     o     l          a           e            a
                                                        d     r     l          n           m            n
                                                        a     G     a          o           n            o
                                                        e           m          i     0     r            i
                                                        L     n     S          t     2     e     d      t
                                                              a                a           v     e      a
                                                        l     e     l          n     h     o     c      n
                                                        a     p     a          r     t     G     n      r
                                                        b     o     b          e     w           a      e
                                                        o     r     o     C    t     o     S.    l      t
                                                        l     u     l     T    n     r     U.    a      n
                                                        G     E     G     O    I     G           B      I
                                                                                           m
                                                        e     e     e     e    e     e     r     e      e
                                                        r     r     r     r    r     r     e     g      g
                                                        o     o     o     o    o     o     t     i      i
                                                        m     m     m     m    m     m     -     t      t
                                                        t     t     t     t    t     t     g     s      s
                                                        r     r     r     r    r     r     n     e      e
                                                        a     a     a     a    a     a     o     r      r
           TYPE OF INVESTMENT OR TECHNIQUE              G     G     G     G    G     G     L     P      P

Mortgage-backed securities                                                           Y     Y     Y

Stripped mortgage securities                                                               Y     Y

Collateralized mortgage obligations                                                        Y     Y

Mortgage dollar rolls                                                                            Y

Asset-backed securities                                                              Y     Y     Y

Bank and/or Savings and Loan obligations                Y     Y     Y     Y    Y     Y     Y     Y     Y

Repurchase agreements                                   Y     Y     Y     Y    Y     Y     Y     Y     Y

Reverse repurchase agreements                                                                    Y

Warrants                                                Y     Y     Y     Y    Y     Y           Y

Futures                                                 Y     Y     Y     Y    Y     Y           Y

Options                                                 Y     Y     Y     Y    Y     Y           Y

Foreign currencies                                      Y     Y     Y     Y    Y     Y           Y     Y

Forward currency contracts                              Y     Y     Y     Y    Y     Y           Y     Y

Borrowing money                                         Y     Y     Y     Y    Y     Y     Y     Y     Y

Lending portfolio securities                            Y     Y     Y     Y    Y     Y     Y     Y     Y

Short sales                                             Y     Y     Y                Y           Y

Participation Interests                                                                                Y

Swap Agreements                                                           Y    Y                 Y     Y

Wrap Contracts

Indexed securities

Strip Bonds

Put Bonds

Private Activity and Industrial Development Bond

Custodial Receipts

Nationwide Contract

Extendable Commercial Notes

Standby Commitment Agreements

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


INFORMATION CONCERNING DURATION

      Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

      Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

      Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

      There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

      The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.


DEBT OBLIGATIONS

      Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

      RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

      In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      MEDIUM-QUALITY SECURITIES. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

      LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

      EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

      PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

      LIQUIDITY AND VALUATION. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

      U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;


- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and


- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIP does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.


      MORTGAGE AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

      Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

      The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTICLASS PASS-THROUGH SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Other types of securities representing interests in a pool of mortgage loans are known as real estate mortgage investment conduits ("REMICs").

      Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC

Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      STRIPPED MORTGAGE SECURITIES. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

      Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

      In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS" in this Statement of Additional Information.

      A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

         PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BONDS. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         PUT BONDS. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

         BRADY BONDS. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds". Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

         Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.

         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interested computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

         Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

         MUNICIPAL SECURITIES. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

      Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

      Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

      The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

      An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

      STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

      CUSTODIAL RECEIPTS. Certain Funds may acquire U.S. Government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. Government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.


MONEY MARKET INSTRUMENTS

      Money market instruments may include the following types of instruments:

      - obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

      - obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

      - asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

      - repurchase agreements;

      - bank or savings and loan obligations;

      - commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

      - bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

      - high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality.

      - extendable commercial notes which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and the Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

WRAP CONTRACTS

      The Nationwide Morley Capital Accumulation Fund purchases wrap contracts for the purpose of attempting to maintain a constant net asset value ("NAV") of $10.00 per share and the Nationwide Morley Enhanced Income Fund may cover certain assets of the Fund with wrap contracts in order to reduce the volatility of the Fund's NAV. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Funds expect to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Funds' wrap contracts will vary inversely with the value of their respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of a Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

      The Funds will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Funds. Wrap contracts obligate wrap providers to make certain payments to the Funds in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Funds to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

      The Funds will normally hold 1 to 3 percent of their assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Funds to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Funds would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after a Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

      Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Funds will be consistent with their investment objectives and policies as set forth in the Prospectus and this SAI for each, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectuses and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

      Wrap contracts may mature on specified dates and may be terminable upon notice by the Funds or in the event of a default by either the Funds or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Funds or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Funds may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

      Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

      RISKS ASSOCIATED WITH WRAP CONTRACTS. The Morley Capital Accumulation Fund expects wrap contracts to enable it to maintain the price of the Fund at $10.00 per share. The Morley Enhanced Income Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair a Fund's ability to achieve this objective.

      If a wrap contract matures or terminates, the Funds may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Funds may be required to reduce their respective NAVs accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Funds may be negatively affected.

      Each Fund's Board of Trustees determines in good faith the value of each of the Fund's wrap contracts and has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations a Fund may experience variability in its NAV per share.

      Wrap Contracts do not protect the Funds from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

      Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Funds may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of a Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of a Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE AGREEMENTS

      In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.


BANK OBLIGATIONS

      Bank obligations that may be purchased by the Funds include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

      Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their Branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

      When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

      When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY COMMITMENT AGREEMENTS

         These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

         The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING PORTFOLIO SECURITIES

      Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED SECURITIES

      Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.


SMALL COMPANY AND EMERGING GROWTH STOCKS

      Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.


SPECIAL SITUATION COMPANIES

      "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


FOREIGN SECURITIES

      Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

      Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

      The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

      The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

      Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

      Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

      Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

      Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

      DEPOSITORY RECEIPTS. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      A Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

      Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

      FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

      EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

      Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

FOREIGN COMMERCIAL PAPER

      A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

 EXTENDABLE COMMERCIAL NOTES

      The Nationwide Money Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 390 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

      The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

REAL ESTATE INVESTMENT TRUSTS

      Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

      REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").


CONVERTIBLE SECURITIES

      Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

      Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

WARRANTS

      Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


PREFERRED STOCK

      Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.


SHORT SELLING OF SECURITIES

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.


RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

      A Fund may not invest more than 15% (10% for the Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

      Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

      Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

      Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

      A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Except as described below for the Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund (collectively, the "Index Funds"), a Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.

      Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

      LEVERAGE AND THE INDEX FUNDS. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, FAM in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

      Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede FAM from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

      A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE INSTRUMENTS

      A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

      The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

      SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

      (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

      (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

      (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

      For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS" below.

      OPTIONS. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

      A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

      A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

      FUTURES CONTRACTS. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

      To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

      A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

      No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      SWAP AGREEMENTS. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

      A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

      Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

      A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

      A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES OF INVESTMENT COMPANIES

      To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

      SPDRS. The Funds may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.


      SPDRs are not actively managed. Rather, a SPDR's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by SPDRs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if SPDR was not fully invested in such securities. Because of this, a SPDRs price can be volatile, the Funds may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in SPDRs.

FLOATING AND VARIABLE RATE INSTRUMENTS

      Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

      Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

      Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

      A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

      Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

      Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS

      Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

      A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

      In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

      A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

      Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

      Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE NATIONWIDE CONTRACT

      Each of the Investor Destinations Series (except the Nationwide Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at lest 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, VMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL INFORMATION CONCERNING THE INDICES

         Russell 2000. The Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.


         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

         Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

         EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.


         The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund or the owners of shares of the International Index Fund into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.


         Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

         S&P 500 Index and S&P 400 Index. The Trust, on behalf of the S&P 500 Fund has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.

         Standard & Poor's 500, S&P 500(R), Standard & Poor's 400, and S&P 400(R) are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

TEMPORARY DEFENSIVE POSITIONS

      In response to economic, political or unusual market conditions, each Fund, except the Tax-Free Income Fund, may invest up to 100% of its assets in cash or money market obligations. The Tax-Free Income Fund may as a temporary defensive position invest up to 20% of its assets in cash and taxable money market instruments. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.

INVESTMENT RESTRICTIONS

      The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

      Each of the Funds:

- May not (EXCEPT THE GARTMORE GROWTH 20 FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, NATIONWIDE GROWTH FOCUS FUND, THE INDEX FUNDS, INVESTOR DESTINATIONS FUNDS AND THE S&P 500 INDEX FUND) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

- May not (EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, NATIONWIDE HIGH YIELD BOND FUND, GARTMORE GROWTH 20 FUND, PRESTIGE INTERNATIONAL FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, NATIONWIDE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Nationwide Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the Investment Company Act of 1940 or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE S&P 500 INDEX FUND:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE GARTMORE VALUE OPPORTUNITIES FUND, NATIONWIDE HIGH YIELD BOND FUND AND NATIONWIDE MORLEY ENHANCED INCOME FUND:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

     THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER
APPROVAL:

      Each Fund may not:

- Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

      Each Fund, except the Index Funds and the Investor Destinations Funds, may not:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

      Each Fund except the Gartmore Value Opportunities Fund, Nationwide High Yield Bond Fund, Gartmore Growth 20 Fund, Nationwide Morley Enhanced Income Fund, the Index Funds and the Investor Destinations Funds may not:

- Purchase securities when bank borrowings exceed 5% such Fund's total assets.


      Each of the Investor Destinations Funds and Index Funds may not:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is not limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


                       TRUSTEES AND OFFICERS OF THE TRUST

      The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

      The principal occupation of the Trustees and Officers during the last five years, their ages, their addresses and their affiliations are:


CHARLES E. ALLEN, Trustee, Age 53
300 River Place, Suite 2050, Detroit, Michigan
Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark family of companies (real estate development, investment and asset management).


PAULA H.J. CHOLMONDELEY, Trustee, Age 54
225 Franklin Street, Boston, Massachusetts
Ms. Cholmondeley is Vice President and General Manager of Specialty Products at Sappi Fire Paper North America. Prior to 1998, she held various positions with Owens Corning, including Vice President & General Manager of the Residential Insulation Division (1997 to 1998), President of the MIRAFLEX Fibers Division (1994 to 1997), and Vice President of Business Development and Global Sourcing (1992 to 1994).

C. BRENT DEVORE, Trustee, Age 61
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

ROBERT M. DUNCAN, Trustee, Age 74
1397 Haddon Road, Columbus, Ohio
Since 1999 Mr. Duncan worked as an arbitration and mediation consultant. From 1996 to 1999, Mr. Duncan was a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of the Ohio State University.

JOSEPH J. GASPER, Trustee1 and Chairman, Age 54
One Nationwide Plaza Columbus, Ohio
Mr. Gasper has been a Director, President and Chief Operating Officer for Nationwide Financial Services, Inc. since December 1996 and for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company since April 1996. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.

BARBARA HENNIGAR, Trustee, Age 65
6803 Tucson Way, Englewood, Colorado
Retired; Ms. Hennigar is the former Chairman of OppenheimerFunds Services and Shareholder Services Inc. Ms. Hennigar held this position from October 1999 to June, 2000. Prior to that, she served as President and Chief Executive Officer of OppenheimerFunds Services.

PAUL J. HONDROS, Trustee(1), Age 53
1200 River Road, Conshohocken, Pennsylvania
Mr. Hondros is President and Chief Executive Officer of Villanova Mutual Fund Capital Trust, Villanova Capital, Inc. and Villanova SA Capital Trust. Prior to that, Mr. Hondros served as President and Chief Operations Officer of Pilgrim Baxter and Associates, Ltd., an investment management firm, and its affiliated fixed income investment management arm, Pilgrim Baxter Value Investors, Inc. and as Executive Vice President to the PBHG Funds, PBHG Insurance Series Funds and PBHG Adviser Funds. Prior thereto, he served as President and Chief Executive Officer of Fidelity Investment Institutional Services Co.

THOMAS J. KERR, IV, Trustee, Age 67
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Kendall College and Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age 46
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

ARDEN L. SHISLER, Trustee1, Age 58
P.O. Box 267, Dalton, Ohio
Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm.

DAVID C. WETMORE, Trustee, Age 53
11495 Sunset Hills Rd - Suite 210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm and Director of Career Builder, Inc. and Walker Interactive Systems, Inc.

GERALD HOLLAND, Treasurer, Age 49
1200 River Road, Conshohocken, Pennsylvania
Mr. Holland is currently Senior Vice President of Operations of Villanova Capital, Inc. and a member of the Investment Committees of Villanova SA Capital Trust, the Administrator, Villanova Mutual Fund Capital Trust, an investment adviser to the Trust, and Villanova Global Asset Management Trust, an investment adviser to the Trust.

KEVIN S. CROSSETT, Secretary, age 40
One Nationwide Plaza, Columbus, Ohio
Mr. Crossett is currently the Assistant Secretary for Villanova Global Asset Management Trust, an investment adviser to the Trust. He is also currently Vice President/Associate General Counsel for Nationwide Insurance, NorthPointe Capital LLC, a subadviser to the Trust, Villanova Capital, Inc., Villanova Mutual Fund Capital Trust, an investment adviser to the Trust, and Villanova SA Capital Trust, the Administrator.

-----------------------


(1) A Trustee who is an "interested person" of the Trust as defined in the 1940 Act.

      All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.

      The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Villanova Mutual Fund Capital Trust ("VMF"), Villanova Global Asset Management Trust ("VGAMT") and Morley Capital Management, Inc., each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended October 31, 2000. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex for the fiscal year ended October 31, 2000. Trust officers receive no compensation from the Trust in their capacity as officers.

                               COMPENSATION TABLE

                                                                     PENSION
                                                                    RETIREMENT        ESTIMATED
                                               AGGREGATE             BENEFITS          ANNUAL                TOTAL
                                             COMPENSATION           ACCRUED AS        BENEFITS           COMPENSATION
                                                 FROM              PART OF TRUST        UPON             FROM THE FUND
NAME OF PERSON, POSITION                      THE TRUST              EXPENSES        RETIREMENT            COMPLEX(1)
----------------------                       -----------           -----------       ----------          -------------
Charles E. Allen, Trustee(2)                    $4,500                --0--            --0--               13,000
Paula H.J. Cholmondeley, Trustee(2)              4,500                --0--            --0--               14,000
C. Brent DeVore, Trustee                        12,000                --0--            --0--               29,000
Robert M Duncan, Trustee                        12,000                --0--            --0--               29,000
Joseph J. Gasper, Trustee(2)                     --0--                --0--            --0--                --0--
Barbara Hennigar, Trustee(2)                     4,500                --0--            --0--               14,000
Paul J. Hondros, Trustee(2)                      --0--                --0--            --0--                --0--
Thomas J. Kerr, IV, Trustee                     12,000                --0--            --0--               29,000
Douglas F. Kridler, Trustee                     12,000                --0--            --0--               29,250
Dimon R. McFerson, Trustee(3)                    --0--                --0--            --0--                --0--
Arden L. Shisler, Trustee(4)                     9,500                --0--            --0--               26,500
David C. Wetmore, Trustee                       12,000                --0--            --0--               29,250

--------------------

(1) The Fund Complex includes three trusts comprised of 70 investment company funds or series.
(2) Mr. Allen, Ms. Cholmondeley, Mr. Gasper, Ms. Hennigar and Mr. Hondros were elected as Trustees on July 26, 2000.
(3)  Mr. McFerson resigned effective January 1, 2001.
(4)  Mr. Shisler was elected as Trustee on February 9, 2000.


      Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer such Class and generally charge a front-end sales charge, at net asset value without a sales charge.


                                 CODE OF ETHICS

      Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).


                     INVESTMENT ADVISORY AND OTHER SERVICES


TRUST EXPENSES

      The Trust pays the compensation of the Trustees who are not interested persons of Villanova Capital, Inc., or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.


INVESTMENT ADVISERS

      Under the applicable Investment Advisory Agreements with the Trust, Villanova Mutual Fund Capital Trust ("VMF") manages the Funds in accordance with the policies and procedures established by the Trustees, except for following Funds which are advised by an affiliate of VMF as described below:

VILLANOVA GLOBAL ASSET MANAGEMENT TRUST ("VGAMT")

Gartmore Emerging Markets Fund
Gartmore Global Leaders Fund
Gartmore International Growth Fund
Gartmore OTC Fund(1)
Gartmore International Small Cap Growth Fund
Gartmore Global Small Companies Fund(1)
Gartmore European Growth Fund(1)

(1)  These Funds have not yet commenced operations.

MORLEY CAPITAL MANAGEMENT, INC. ("MCM")

Nationwide Morley Capital Accumulation Fund
Nationwide Morley Enhanced Income Fund


Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, VMF or VGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers, who manage the investment portfolio of a particular Fund. VMF is also authorized to select and place portfolio investments on behalf of the Funds which engage subadvisers; however VMF does not intend to do so at this time.

Currently the following Funds are subadvised;

Gartmore Value Opportunities Fund
Gartmore Emerging Markets Fund
Gartmore Global Leaders Fund
Gartmore International Growth Fund
Gartmore OTC Fund*
Gartmore International Small Cap Growth Fund
Gartmore Global Small Companies Fund*
Gartmore European Growth Fund*
NorthPointe Small Cap Value Fund
Nationwide S&P 500 Index Fund
Nationwide Growth Focus Fund*
Nationwide Small Cap Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide International Cap Index Fund
Nationwide Bond Index Fund
Nationwide Large Cap Growth Fund
Nationwide Small Cap Fund
Nationwide Large Cap Value Fund
Prestige International Fund
Prestige Balanced Fund


* Each of these Funds have not yet commenced operations.


VILLANOVA MUTUAL FUND CAPITAL TRUST

      VMF pays the compensation of the officers of the Trust affiliated with VMF and pays a pro rata portion of the compensation and expenses of the Trustees affiliated with Villanova Capital, Inc. and its affiliates. VMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

      The Investment Advisory Agreement also specifically provides that VMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that VMF may render similar services to others.

      VMF, a Delaware business trust, is a wholly owned subsidiary of Villanova Capital, Inc., 97% of the common stock of which is held by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

      Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to the Funds which existed at that time. Effective September 1, 1999, the investment advisory services previously performed for the Funds by NAS were transferred to VMF, an affiliate of NAS and an indirect subsidiary of NFS. After the transfer, there was no change in the fees charged for investment advisory services to each of the Funds.

      For services provided under the Investment Advisory Agreement, VMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

            FUND                                         ASSETS                              INVESTMENT ADVISORY FEE
            ----                                         ------                              -----------------------
Gartmore Millennium Growth Fund                  $0 up to $250 million                              1.03%
                                                 $250 million up to $1 billion                      1.00%
                                                 $1 billion up to $2 billion                        0.97%
                                                 $2 billion up to $5 billion                        0.94%
                                                 $5 billion and more                                0.91%

Gartmore Growth Fund and                         $0 up to $250 million                              0.60%
Gartmore Total Return Fund                       $250 million up to $1 billion                      0.575%
                                                 $1 billion up to $2 billion                        0.55%
                                                 $2 billion up to $5 billion                        0.525%
                                                 $5 billion and more                                0.50%

Nationwide Bond Fund,                            $0 up to $250 million                              0.50%
Nationwide Tax-Free Income Fund,                 $250 million up to $1 billion                      0.475%
Nationwide Government Bond                       $1 billion up to $2 billion                        0.45%
Fund, and Nationwide Long-Term                   $2 billion up to $5 billion                        0.425%
U.S. Government Bond Fund                        $5 billion and more                                0.40%

Nationwide Money Market Fund                     $0 up to $1 billion                                0.40%
                                                 $1 billion up to $2 billion                        0.38%
                                                 $2 billion up to $5 billion                        0.36%
                                                 $5 billion and more                                0.34%

Nationwide S&P 500 Index Fund                    $0 up to $1.5 billion                              0.13%
                                                 $1.5 up to $3 billion                              0.12%
                                                 $3 billion and more                                0.11%


Nationwide Small Cap Index Fund                  All assets                                         0.20%

Nationwide Mid Cap Market Index                  All assets                                         0.22%
Fund and Nationwide Bond Index Fund

Nationwide International Index Fund              All Assets                                         0.27%


Nationwide Large Cap Value Fund                  up to $100 million                                 0.75%
and Prestige Balanced Fund                       $100 million or more                               0.70%

Nationwide Large Cap Growth Fund                 up to $150 million                                 0.80%
                                                 $150 million or more                               0.70%

Nationwide Small Cap Fund                        up to $100 million                                 0.95%
                                                 $100 million or more                               0.80%

Prestige International Fund                      up to $200 million                                 0.85%
                                                 $200 million or more                               0.80%

Gartmore Value Opportunities Fund                $0 up to $250 million                              0.70%
                                                 $250 million up to $1 billion                      0.675%
                                                 $1 billion up to $2 billion                        0.65%
                                                 $2 billion up to $5 billion                        0.625%
                                                 $5 billion and more                                0.60%

Nationwide High Yield Bond Fund                  $0 up to $250 million                              0.55%
                                                 $250 million up to $1 billion                      0.525%
                                                 $1 billion up to $2 billion                        0.50%
                                                 $2 billion up to $5 billion                        0.475%
                                                 $5 billion and more                                0.45%

NorthPointe Small Cap Value Fund                 All assets                                         0.85%

Gartmore Global Technology and                   All assets                                         0.98%
Communications Fund

Gartmore Global Health Sciences                  All assets                                         1.00%
Fund

Nationwide Growth Focus Fund(1)                  $0 up to $500 million                              0.90%
                                                 $500 million up to $2 billion                      0.80%
                                                 $2 billion and more                                0.75%

Gartmore Growth 20 Fund(2)                       $0 up to $500 million                              0.90%
                                                 $500 million up to $2 billion                      0.80%
                                                 $2 billion and more                                0.75%

Nationwide Investor Destinations:                All Assets                                         0.13%
   Aggressive Fund
   Moderately Aggressive Fund
   Moderate Fund
   Moderately Conservative Fund
   Conservative Fund

-----------------------

(1) The investment advisory fee noted is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(2) Similar to the investment advisory fee for the Growth Focus Fund, the advisory fee at each breakpoint for the Gartmore Growth 20 Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

PERFORMANCE FEES - GROWTH FOCUS FUND AND GARTMORE GROWTH 20 FUND

      As described above and in the applicable Fund's prospectus, the Growth Focus Fund and the Gartmore Growth 20 Fund are subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the Fund:

FUND           BENCHMARK        REQUIRED EXCESS     BASE ADVISORY         HIGHEST POSSIBLE     LOWEST POSSIBLE
                                PERFORMANCE         FEE                   ADVISORY FEE AT      ADVISORY FEE AT
                                                                          EACH BREAK POINT     EACH BREAK POINT
Nationwide     Russell 1000     12.0%               0.90% for assets               1.12%            0.68%
Growth         Growth Index                         up to $500 million,
Focus
Fund

                                                    0.80% for assets               0.98%            0.62%
                                                    of $500 million
                                                    and more but less
                                                    than $2 billion,

                                                    0.75% for assets of            0.91%            0.59%
                                                    $2 billion and more

Gartmore       S&P 500 Index    12.0%               0.90% for assets               1.12%            0.68%
Growth 20                                           up to $500 million,
Fund

                                                    0.80% for assets               0.98%            0.62%
                                                    of $500 million
                                                    and more but less
                                                    than $2 billion,

                                                    0.75% for assets of            0.91%            0.59%
                                                    $2 billion and more

      The performance adjustment for each Fund works as follows: If the Fund outperforms its benchmark (the Russell Growth 1000 Index for the Growth Focus Fund and the S&P 500 Index for the Gartmore Growth 20 Fund) by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and VMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

EXPENSE LIMITATIONS

      In the interest of limiting the expenses of those Funds for whom VMF serves as investment adviser, VMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, VMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, VMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 and Administrative

Service Fees) to the extent necessary to limit the total annual operating expenses of each Class of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

      VMF may request and receive reimbursement from the Fund for the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted.

      VMF has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit total annual fund operating expenses for certain Funds of the Trust as follows(1):

- Gartmore Millennium Growth Fund to 1.63% for Class A shares, 2.23% for Class B shares, 2.23% for Class C shares, 1.30% for Class D shares and 1.20% for Institutional Service Class shares

- Nationwide Government Bond Fund to 0.99% for Class A shares, 1.64% for Class B shares, 1.64% for Class C shares and 0.79% for Class D shares

- Nationwide Long-Term U.S. Government Bond Fund to 1.04% for Class A shares, 1.64% for Class B shares and 0.79% for Class D shares(2)

- Nationwide Large Cap Value Fund to 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares and 1.00% for Institutional Service Class shares

- Nationwide Large Cap Growth Fund to 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 1.05% for Institutional Service Class shares

- Nationwide Small Cap Fund to 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares and 1.20% for Institutional Service Class shares

- Prestige Balanced Fund to 1.10% for Class A shares, 1.85% for Class B shares and 0.95% for Institutional Service Class shares

- Prestige International Fund to 1.30% for Class A shares, 2.05% for Class B shares and 1.25% for Institutional Service Class shares

- Nationwide S&P 500 Index Fund to 0.63% for Class A shares, 1.23% for Class B shares, 1.23% for Class C shares, 0.48% for Institutional Service Class shares, 0.63% for Service Class shares, 0.23% for Institutional Class shares and 0.35% for Local Fund shares

- Gartmore Growth 20 Fund to 1.60% for Class A shares, 2.20% for Class B shares, 2.20% for Class C shares and 1.30% for Institutional Service Class shares

- Gartmore Value Opportunities Fund to 1.35% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 1.00% for Institutional Service Class shares

- Nationwide High Yield Bond Fund to 0.95% for Class A shares, 1.70% for Class B shares, 1.70% for Class C shares and 0.70% for Institutional Service Class shares

-    NorthPointe Small Cap Value Fund to 1.00% for Institutional Class shares

- Nationwide Growth Focus Fund to 1.53% for Class A shares, 2.13% for Class B shares and 1.20% for Institutional Service Class shares

- Gartmore Global Technology and Communications Fund to 1.73% for Class A shares, 2.33% for Class B shares, 2.33% for Class C shares and 1.40% for Institutional Service Class shares

- Gartmore Global Health Sciences Fund to 1.75% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares and 1.25% for Institutional Service Class shares

- Each of the Investor Destinations Funds to 0.71% for Class A shares, 1.31% for Class B shares, 1.31% for Class C shares and 0.61% for Institutional Service Class shares

- Nationwide Small Cap Index Fund to 0.79% for Class A shares, 1.39% for Class B shares, 1.39% for Class C shares and 0.29% for Institutional Class shares

- Nationwide Mid Cap Market Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class shares

- Nationwide International Index Fund to 0.86% for Class A shares, 1.46% for Class B shares, 1.46% for Class C shares and 0.36% for Institutional Class shares

- Nationwide Bond Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class shares

-----------------------
(1) These expense limits are in effect through February 28, 2002, with the exception of the Prestige Balanced Fund and the Prestige International Fund which may be eliminated at any time.
(2) This is a voluntary expense limitation not covered by an Expense Limitation Agreement.

     During the fiscal years ended October 31, 2000, 1999 and 1998, VMF/NAS1 received the following fees for investment advisory services(2):


                                                            YEAR ENDED OCTOBER 31,
        FUND                                         2000         1999          1998
        ----                                         ----         ----          ----
Gartmore Millennium Growth Fund                     220,429   $    66,283   $    61,706
Gartmore Growth Fund                              5,734,593     5,873,926     4,894,110
Gartmore Total Return Fund                       12,807,691    13,888,390     9,977,231
Nationwide Bond Fund                                600,602       674,918       647,809


Nationwide Tax-Free Income Fund                   1,093,502     1,263,813      1,505,626
Nationwide Government Bond Fund(3)                  530,376       314,314        266,473
Nationwide Long-Term U.S.                           167,881       198,048        254,928
   Government Bond Fund(3)
Nationwide Money Market Fund                      5,651,029     4,709,925(4)   3,857,898(4)
Nationwide S&P 500 Index Fund                       275,692        79,372          7,315(5)
Nationwide Large Cap Value Fund                     221,990        62,525(6)          --
Nationwide Large Cap Growth Fund                    391,962        89,668(6)          --
Nationwide Small Cap Fund                           247,305        64,998(6)          --
Prestige Balanced Fund                               69,054        48,069(6)          --
Prestige International Fund                         137,111        45,208(6)          --
Gartmore Value Opportunities Fund                    20,249(7)         --             --
Nationwide High Yield Bond Fund                     443,174(7)         --             --
Gartmore Growth 20 Fund                               5,731(8)         --             --
Gartmore Global Technology                            5,731(8)         --             --
   and Communications Fund
NorthPointe Small Cap Value Fund                     56,914(9)         --             --
Nationwide Investor Destinations                        150(10)        --             --
   Aggressive Fund
Nationwide Investor Destinations                        129(10)        --             --
   Moderately Aggressive Fund
Nationwide Investor Destinations                         74(10)        --             --
   Moderate Fund
Nationwide Investor Destinations                        215(10)        --             --
   Moderately Conservative Fund
Nationwide Investor Destinations                         57(10)        --             --
   Conservative Fund


---------------------------

(1) Prior to September 1, 1999, all investment advisory fees were paid to NAS. After September 1, 1999, these fees were paid to VMF.
(2) As of May 9, 1998, the Gartmore Millennium Growth Fund (formerly the Nationwide Mid Cap Growth Fund), Growth, Gartmore Total Return (formerly the Nationwide Fund), Bond, Tax-Free Income, Long Term U.S. Government Bond, Government Bond (formerly the Nationwide Intermediate U.S. Government Bond Fund) and Money Market Funds acquired all of the assets of one or more series of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust (collectively, the "Acquired Funds"), in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable Fund (the Money Market Fund issued shares without class designation) having an aggregate net asset value equal to the net assets of the Acquired Funds as applicable (the "Reorganization").
(3) The Board of Trustees has approved holding a shareholder meeting for the Nationwide Long-Term U.S. Government Bond Fund and the Nationwide Government Bond Fund on March 9, 2001. At that meeting, shareholders will be asked to approve the reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Nationwide Government Bond Fund. The latter was formerly known as the Nationwide Intermediate U.S. Government Bond Fund. If approved, the reorganization will occur as soon as practicable.
(4) Net of waivers prior to the Reorganization of $221,174 for the fiscal year ended October 31, 1998.
(5) The Fund commenced operations July 24, 1998. All such fees were waived by NAS.
(6)  The Fund commenced operations November 2, 1998.
(7)  The Fund commenced operations December 29, 1999.
(8)  The Fund commenced operations June 30, 2000.
(9)  The Fund commenced operations June 29, 2000.
(10) The Fund commenced operations March 31, 2000.

     The other funds of the Trust for which VMF serves as investment adviser had not yet begun operations as of October 31, 2000.

     The Subadvisers for certain of the Funds are as follows:


SUBADVISER
----------
Nationwide Large Cap Value                  NorthPointe Capital LLC ("NorthPointe")
Nationwide Large Cap Growth                 Goldman Sachs Asset Management ("GSAM")
Prestige Balanced                           J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
Nationwide Small Cap                        INVESCO, Inc. ("INVESCO")
Prestige International                      Lazard Asset Management ("Lazard")
Nationwide S&P 500 Index                    Fund Asset Management L.P. ("FAM")
Nationwide Small Cap Index                  FAM
Nationwide Mid Cap Market Index             FAM
Nationwide International Index              FAM
Nationwide Bond Index                       FAM
Gartmore Value Opportunities                NorthPointe
NorthPointe Small Cap Value                 NorthPointe
Nationwide Growth Focus                     Turner Investment Partners, Inc. ("Turner")

     NorthPointe Capital, LLC is a majority-owned subsidiary of Villanova Capital, Inc. which is also the parent of VMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

     Prior to March 1, 2001, Brinson Partners, Inc. ("Brinson") subadvised the Nationwide Large Cap Value Fund. Brinson, a Delaware corporation and an investment management firm, is an indirect wholly-owned subsidiary of UBS AG, an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many aspects of the financial services industry.

     GSAM is a unit of the Investment Management Division of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York.

     J.P. Morgan is a directly wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients.

     INVESCO is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

     Lazard is a New York based division of Lazard Freres & Co. LLC, a limited liability company registered as an investment adviser and providing investment management services to client discretionary accounts.

     FAM, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Prior to December 29, 1999, The Dreyfus Corporation ("Dreyfus") served as subadviser for the S&P 500 Index Fund. Dreyfus, 200 Park Avenue, New York, N.Y. 10166, which was formed in 1947, is registered under the Investment Advisers Act of 1940. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Turner was founded in 1990 and is located at 1235 West Lakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser to other investment companies, as well as separate investment portfolios. As of September 1, 2001, the Growth Focus Fund had not commenced operations.

     Subject to the supervision of the VMF and the Trustees, each of the Subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from VMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:


            FUND                                        ASSETS                               FEE
            ----                                        ------                               ---
Nationwide Large Cap Value                      up to $100 million                           0.35%
Prestige Balanced Fund                          $100 million or more                         0.30%

Nationwide Large Cap Growth                     up to $150 million                           0.40%
                                                $150 million or more                         0.30%

Nationwide Small Cap                            up to $100 million                           0.55%
                                                $100 million or more                         0.40%

Nationwide S&P 500 Index                        up to $200 million                           0.05%
                                                next $800 million                            0.03%
                                                $1 billion or more                           0.02%

Prestige International                          up to $200 million                           0.45%
                                                $200 million or more                         0.40%

Gartmore Value Opportunities                    $0 up to $250 million                        0.70%
                                                $250 million up to $1 billion                0.675%
                                                $1 billion up to $2 billion                  0.65%
                                                $2 billion up to $5 billion                  0.625%
                                                $5 billion and more                          0.60%

NorthPointe Small Cap Value                     All assets                                   0.85%

Nationwide Growth Focus(1)                      $0 up to $500 million                        0.55%
                                                $500 million up to $2 billion                0.45%
                                                $2 billion and more                          0.40%


Nationwide Small Cap Index Fund                 All assets                                   0.07%

Nationwide Mid Cap market Index Fund            All assets                                   0.09%
Nationwide Bond Index Fund

Nationwide International Index Fund             All assets                                   0.14%


-------------------------
(1) The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.


     The following table sets forth the amount NAS/VMF1 paid to the Subadvisers for the fiscal periods ended October 31, 2000, 1999 and 1998:


FUND                                                                    YEAR ENDED OCTOBER 31,
----                                                     2000                  1999                1998
                                                         ----                  ----                ----
Nationwide Large Cap Value Fund                       $ 103,595             $ 29,182(2)             --
Nationwide Large Cap Growth Fund                        195,981               44,853(2)             --
Prestige Balanced Fund                                   32,225               22,437(2)             --
Nationwide Small Cap Fund                               143,176               37,636(2)             --
Prestige International Growth                            72,588               23,934(2)             --
Nationwide S&P 500 Index Fund                           111,951(3)            36,609              $3,939(4)
Gartmore Value Opportunities Fund                        20,249(5)               --                 --
NorthPointe Small Cap Value Fund                         56,914(6)
Turner Growth Focus Fund                                      0(7)               --                 --

-----------------------
(1) Prior to September 1, 1999, NAS was responsible for paying all subadvisory fees. After September 1, 1999, VMF assumed that responsibility.
(2) The Nationwide Large Cap Value, Nationwide Large Cap Growth, Nationwide Small Cap, Prestige Balanced and Prestige International Funds commenced operations November 2, 1998.
(3) Subadvisory fees include fees paid to Dreyfus under a different fee schedule prior to December 29, 1999, and fees paid to FAM beginning December 29, 1999.
(4) The Nationwide S&P 500 Index Fund commenced operations July 24, 1998. During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS paid $3,939 in subadvisory fees to Dreyfus with respect to the Nationwide S&P 500 Index Fund.
(5)  The Gartmore Value Opportunities commenced operations December 29, 1999.
(6)  The NorthPointe Small Cap Value Fund commenced operations June 29, 2000.
(7) The Nationwide Growth Focus Fund has not yet commenced operations as of the date of this Statement of Additional Information.


     VMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows VMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows VMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or VMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

     VMF provides to the Funds investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. VMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, VMF does not expect to recommend frequent changes of subadvisers. VMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

SUBADVISER PERFORMANCE FEE - GROWTH FOCUS FUND

     Turner is the subadviser for the Growth Focus Fund. Like the investment adviser for the Fund, Turner receives a base subadvisory fee for the services it provides the Fund that may be adjusted if a Fund out- or under-performs a stated benchmark. The subadvisory arrangement works in much the same way as the advisory fee (described above under the "Performance Fee" Section) and is set forth below:


FUND             BENCHMARK          REQUIRED EXCESS     BASE ADVISORY FEE   HIGHEST POSSIBLE      LOWEST POSSIBLE
                                    PERFORMANCE                             ADVISORY FEE AT       ADVISORY FEE AT
                                                                            EACH BREAK POINT      EACH BREAK POINT
Nationwide       Russell 1000             12.0%         0.55% for assets           0.77%                 0.33%
Growth Focus     Growth Index                           up to $500
                                                        million,

                                                        0.45% for assets           0.63%                 0.27%
                                                        of $500 million
                                                        and more but less
                                                        than $2 billion,

                                                        0.40% for assets
                                                        of $2 billion and          0.56%                 0.24%
                                                        more


     In the event that the Fund underperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by VMF and will be subject to the same conditions.


MORLEY CAPITAL MANAGEMENT, INC.

     Under the terms of the Trust's investment advisory agreement with Morley Capital Management, Inc. ("MCM") (the "Morley Funds Advisory Agreement"), MCM currently manages the Nationwide Morley Capital Accumulation Fund and the Nationwide Morley Enhanced Income Fund, two funds of the Trust (the "Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Morley Funds were provided by Union Bond & Trust Company ("UBT"), a corporate affiliate of UBT. MCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act , as the same may from time to time be amended; (ii) manage the Morley Funds in accordance with the Funds' investment objectives, restrictions and policies; (iii) make investment decisions for the Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Morley Funds. Under the terms of the Morley Funds Advisory Agreement, MCM pays the Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust. MCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Morley Funds.

     The Morley Funds Advisory Agreement also specifically provides that MCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Morley Funds Advisory Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Morley Funds Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The Morley Funds Advisory Agreement further provides that UBT may render similar services to others.

     For the fiscal year ended October 31, 2000, the Nationwide Morley Capital Accumulation incurred investment advisory fees in the amount of $48,755 and the Nationwide Morley Enhanced Income Fund incurred investment advisory fees in the amount of $33,541 (the Morley Enhanced Income Fund began operations December 29,
1999). The Nationwide Morley Capital Accumulation Fund commenced operations February 1, 1999 and, for the fiscal period ended October 31, 1999, incurred investment advisory fees in the amount of $14,495 of which $4,141 was waived by UBT. MCM has informed the Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Morley Funds, MCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of MCM, its parent or its affiliates and, in dealing with its customers, MCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by MCM or any such affiliate.

     MCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. MCM is a wholly-owned subsidiary of Morley Financial Services ("MFS"). MFS, an Oregon corporation, is a wholly owned subsidiary of Villanova Capital, Inc.

     UBT is a state bank and trust company chartered in 1913 and reorganized under the laws of the state of Oregon in 1992. UBT provides a range of investment and fiduciary services to institutional clients. UBT maintains and manages common and pooled trust funds invested primarily in fixed income assets whose principal value is relatively stable. UBT currently has approximately $1.0 billion under management. UBT also acts as custodian with respect to similar fixed income assets. MFS also owns 100% of the issued and outstanding voting securities of UBT.

     Subject to each Morley Fund's Expense Limitation Agreement as described below the Trust pays the compensation of the Trustees who are not interested persons of the Trust and all expenses (other than those assumed by MCM) , including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.

     As compensation for investment advisory services, the Morley Capital Accumulation Fund is obligated to pay MCM a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. MCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders. In addition, in the interest of limiting the expenses of the Fund, MCM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, MCM has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of the Fund (expressed as a percentage of average daily net assets) to no more than 0.95% for Service Shares, 0.55% for Institutional Class Shares and 0.95% for IRA Shares of the Fund. Reimbursement by the Nationwide Morley Capital Accumulation Fund of the advisory fees waived or limited and other expenses reimbursed by MCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT or MCM is not permitted.

     As compensation for investment advisory services to the Nationwide Morley Enhanced Income Fund, such Fund is obligated to pay MCM a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. In the interest of limiting the expenses of the Fund, MCM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, MCM has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees and Administrative Service Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund to 0.90% for Class A, 0.70% for Institutional Service Class and 0.45% for Institutional Class shares. Reimbursement by the Nationwide Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by MCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT or MCM is not permitted.

THE INDEX FUNDS

     Under a prior management arrangement which ended September ___, 2001, each Index Fund invested all of its assets in shares of a corresponding series of the Quantitative Master Series Trust. Accordingly, the Index Funds did not invest directly in portfolio securities and did not require investment advisory services. All portfolio management occurred at the level of the Quantitative Master Series Trust. Quantitative Master Series Trust had entered into a management agreement ("Management Agreement") with FAM. However, Villanova SA Capital Trust ("VSA") provided administrative services to the Index Funds and monitored the series of the Quantitative Master Series Trust. Beginning September ___, 2001, FAM began subadvising each of the Index Fund. See the description of the Subadviser, above.

     For its services, FAM received monthly compensation at the annual rates of the average daily net assets of each series as follows:


NAME OF SERIES                                                            MANAGEMENT FEE
--------------                                                            --------------
Master Small Cap Index Series.............................................   0.08%
Master Mid Cap Index Series...............................................   0.01%
Master Aggregate Bond Index Series........................................   0.06%
Master International (Capitalization Weighted) Index Series...............   0.01%

     The table below sets forth information about the total investment advisory fees paid by the Series1 to FAM, and any amount voluntarily waived by FAM.


                             SMALL CAP INDEX     AGGREGATE BOND INDEX        MID CAP INDEX       MASTER INTERNATIONAL
                                 SERIES                 SERIES                  SERIES               INDEX SERIES
                                 ------                 ------                  ------               ------------
DECEMBER 31, 2000
-----------------
Contractual amount               $15,024               $  28,804                 $744                  $1,201
Amount  waived (if                15,024                   ---                    744                   1,201
applicable)
DECEMBER 31, 1999
-----------------
Contractual amount                46,744                 185,365                    3                       6
Amount  waived (if                23,839                   ---                      3                       6
applicable)
DECEMBER 31, 1998
-----------------
Contractual amount                61,476                 238,378                   ---                142,489
Amount waived (if                 61,476                   2,537                   ---                 87,182
applicable)

----------------
(1) The Master Mid Cap Index Series and Master International Index Series commenced operations on December 30, 1999.

     For the fiscal years ended December 31, 2000, 1999 and 1998, the following table shows the amount of brokerage commissions paid by each Series to Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("Merrill Lynch"), the percentage of each Series brokerage commissions paid to Merrill Lynch, the percentage of each Series aggregate dollar amount of transactions involving the payment of commissions effected through Merrill Lynch and aggregate brokerage commissions paid by each Series:


                                                        Small Cap        Aggregate Bond        International       Master Mid Cap
                                                         Series              Series                Series             Series(1)
                                                        ---------        ---------------       -------------       --------------
YEAR ENDED DECEMBER 31, 2000(2)
Aggregate brokerage commissions
   paid to Merrill Lynch.......................         $      51           $      0             $       0            $      0
% of Fund's aggregate brokerage
             Commissions Paid To Merrill                     0.11%                 0%                    0%                  0%
% of Fund's aggregate dollar amount
   of transactions effected through
   the broker..................................                 0%                 0%                    0%                  0%
Aggregate brokerage
   Commissions paid............................         $  47,880           $      0             $  11,665            $  8,575

YEAR ENDED DECEMBER 31, 1999
Aggregate brokerage commissions
   paid to Merrill Lynch                                $       0           $      0             $       0            $      0
% of Fund's aggregate brokerage
          Commissions Paid To Merrill Lynch                     0%                 0%                    0%                  0%
% of Fund's aggregate dollar amount
   of transactions effected through
   the broker..................................                 0%                 0%                    0%                  0%
Aggregate brokerage
   Commissions paid............................         $  20,124           $      0             $   5,917            $  2,763

YEAR ENDED DECEMBER 31, 1998
Aggregate brokerage commissions
   paid to Merrill Lynch                                $       0           $      0                   N/A                 N/A
% of Fund's aggregate brokerage
          Commissions Paid To Merrill Lynch                     0%                 0%                  N/A                 N/A
% of Fund's aggregate dollar amount
   of transactions effected through
   the broker..................................                 0%                 0%                  N/A                 N/A
Aggregate brokerage
   Commissions paid............................         $  50,264           $      0                   N/A                 N/A

-------------------------

(1)  The Master Mid Cap Series commenced operations December 30, 1999.

(2) The information for the year ended December 31, 2000 was provided by Merrill Lynch and was unaudited as of the date of this SAI.

     FAM is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

VILLANOVA GLOBAL ASSET MANAGEMENT TRUST

     Villanova Global Asset Management Trust ("VGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Global Leaders, Gartmore European Growth, Gartmore Global Small Companies, Gartmore OTC and Gartmore International Small Cap Growth Funds (collectively, the "Gartmore Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, VGAMT either provides portfolio management for the Gartmore Funds directly or hires and monitors subadvisers who are responsible for daily portfolio management. VGAMT pays the compensation of the Trustees affiliated with VGAMT. The officers of the Trust receive no compensation from the Trust. VGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments.

     The Investment Advisory Agreement also provides that VGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     VGAMT, a Delaware business trust, is a wholly owned subsidiary of Nationwide Global Holdings, Inc. ("NGH"), a holding company. Nationwide Corporation owns 100% of the common stock of NGH and as such may control NGH. As stated previously, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company together own all of the common stock of Nationwide Corporation.

     Subject to the supervision of VGAMT and the Trustees, the subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser selected by VGAMT provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     For services provided under the Investment Advisory Agreement, VGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                                     FEE
----                                                     ---
Gartmore Emerging Markets Fund and                       1.15% of the Fund's average daily
Gartmore Global Small Companies Fund                     net assets

Gartmore International Growth Fund,                      1.00% of the Fund's average daily
Gartmore Global Leaders Fund,                            net assets
Gartmore European Growth Fund,
Gartmore OTC Fund

Gartmore International Small Cap Growth Fund             1.10% of the Fund's average daily
                                                         net assets

     Like VMF, VGAMT has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for certain Funds of the Trust as follows(1):

- Gartmore Emerging Markets Fund to 2.15% for Class A shares, 2.75% for Class B shares, 2.75% for Class C shares and 1.82% for Institutional Service Class shares

- Gartmore International Growth Fund to 1.85% for Class A shares, 2.45% for Class B shares, 2.45% for Class C shares and 1.52% for Institutional Service Class shares

- Gartmore Global Leaders Fund to 1.75% for Class A shares, 2.35% for Class B shares, 2.35% for Class C shares and 1.42% for Institutional Service Class shares

- Gartmore European Growth Fund to 1.80% for Class A shares, 2.40% for Class B shares and 1.47% for Institutional Service Class shares

- Gartmore Global Small Companies Fund to 2.15% for Class A shares, 2.75% for Class B shares and 1.82% for Institutional Service Class shares

- Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares

- Gartmore International Small Cap Growth Fund to 1.85% for Class A shares, 2.45% for Class B shares, 2.45% for Class C shares, 1.52% for Institutional Service Class shares and 1.37% for Institutional Class shares

-----------------------
(1)  The expense limits are in effect through February 28, 2002.

     During the fiscal period ended October 31, 2000, VGAMT received the following fees for investment advisory services:

                                                    PERIOD ENDED OCTOBER 31,
          FUND                                                2000
          ----                                                -----

Gartmore Emerging Markets Fund(1)                          $   8,441
Gartmore Global Leaders Fund(1)                                7,813
Gartmore International Growth Fund(1)                         15,417

-----------------------
(1)  The Fund commenced operations August 30, 2000.

     The other funds of the Trust for which VGAMT serves as investment adviser, except for the Gartmore International Small Cap Growth Fund, had not yet begun operations as of September 1, 2001.

     VGAMT has selected Gartmore Global Partners ("Gartmore") to be the subadviser to each of the Gartmore Funds. For the services it provides, Gartmore receives the following fees from VGAMT:


Gartmore Emerging Markets Fund and                      0.575% of the Fund's average daily
Gartmore Global Small Companies Fund                    net assets

Gartmore International Growth Fund,                     0.50% of the Fund's average daily
Gartmore Global Leaders Fund,                           net assets
Gartmore European Growth Fund and
Gartmore OTC Fund


Gartmore International Small Cap Growth Fund            0.55% of the Fund's average daily
                                                        net assets

     These fees are calculated at an annual rate based on each Fund's average daily net assts.

     Gartmore is a global asset manager dedicated to servicing the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages over $1 billion in assets.

     VGAMT paid to Gartmore subadvisory fees in amount of $31,671 for the fiscal period ended October 31, 2000.

     During the fiscal period ended October 31, 2000, Gartmore received the following fees for subadvisory services:

                                                    PERIOD ENDED OCTOBER 31,
          FUND                                               2000
          ----                                               -----

Gartmore Emerging Markets Fund(1)                      $      8,441
Gartmore Global Leaders Fund(1)                               7,813
Gartmore International Growth Fund(1)                        15,417

-----------------------
(1)  The Fund commenced operations August 30, 2000.

     The other funds of the Trust for which Gartmore serves as subadviser, except for the Gartmore International Small Cap Growth Fund,, had not yet begun operations as of September 1, 2001.

DISTRIBUTOR

     NAS currently serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of May 9, 1998, as amended as of December 29, 1999 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. ("VDSI") will become the Trust's underwriter and will provide all distribution services for the Trust currently performed by NAS. VDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Villanova Capital.

     In its capacity as Distributor, NAS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

     During the fiscal years ended October 31, 2000, 1999 and 1998, NAS received the following commissions from the sale of shares of the Funds(1):


                                                                          YEAR ENDED OCTOBER 31,
          FUNDS                                                2000                1999                    1998
          -----                                                ----                ----                    ----
Gartmore Millennium Growth Fund(1)                           $  214,573              43,017               $20,296
Gartmore Growth Fund(1)                                         505,403             707,023             1,058,927
Gartmore Total Return Fund(1)                                 1,145,479           2,685,806             3,502,971
Nationwide Bond Fund(1)                                          63,687             118,837               112,368
Nationwide Tax-Free Income Fund                                 102,317             215,544                87,774
Nationwide Government Bond Fund(2)                               16,156              64,776                25,366
Nationwide Long-Term U.S.                                        14,998              78,652                 7,157
   Government Bond Fund(1),(2)
Nationwide S&P 500 Index Fund(3)                                  9,492                 N/A                   N/A
Nationwide Large Cap Value Fund(4)                               11,974               8,892                    --
Nationwide Large Cap Growth Fund(4)                              76,645              25,927                    --
Nationwide Small Cap Fund(4)                                     23,970               6,175                    --
Prestige International Fund(4)                                    5,089               1,195                    --
Prestige Balanced Fund(4)                                        11,600              17,306                    --
Nationwide Morley Capital Accumulation Fund(5)                      N/A                  --                    --
Gartmore Value Opportunities Fund(6)                             21,410                  --                    --
Nationwide Morley Enhanced Income Fund(6)                         5,445                  --                    --
Nationwide High Yield Bond(6)                                     3,532                  --                    --
Nationwide Investor Destinations                                     --                  --                    --
   Aggressive Fund(7)
Nationwide Investor Destinations                                     --                  --                    --
   Moderately Aggressive Fund(7)
Nationwide Investor Destinations                                     --                  --                    --
   Moderate Fund(7)
Nationwide Investor Destinations                                     --                  --                    --
   Moderately Conservative Fund(7)
Nationwide Investor Destinations                                     --                  --                    --
   Conservative Fund(7)
Nationwide Small Cap Index Fund(8)                                   --                  --                    --
Nationwide Mid Cap Market Index Fund(8)                              --                  --                    --
Nationwide International Index Fund(8)                            1,902                  --                    --
Nationwide Bond Index Fund(8)                                        --                  --                    --
Gartmore Growth 20 Fund(9)                                        5,762                  --                    --
Gartmore Global Technology and
   Communications Fund(9)                                        19,513                  --                    --
Gartmore Emerging Markets Fund(10)                                   17                  --                    --
Gartmore International Growth Fund(10)                               14                  --                    --
Gartmore Global Leaders Fund(10)                                     --                  --                    --
NorthPointe Small Cap Value Fund(11)                                 --                  --                    --

-----------------------
(1) This information includes commissions from the sale of shares of the Acquired Funds prior to the Reorganization for 1998.

(2) The Board of Trustees has approved holding a shareholder meeting for the Nationwide Long-Term U.S. Government Bond Fund on March 9, 2001. At that meeting, shareholders will be asked to approved the reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Nationwide Government Bond Fund. The latter was formerly known as the Nationwide Intermediate U.S. Government Bond Fund. If approved, the reorganization will occur as soon as practicable.
(3)  Sales for each Fund to the public commenced July 24, 1998.
(4)  The Fund commenced operations on November 2, 1998.
(5)  The Fund commenced operations on February 1, 1999.
(6)  The Fund commenced operations on December 29, 1999.
(7)  The Fund commenced operations on March 31, 2000.
(8) The Fund commenced operations on December 29,1999. Class B shares of the Small Cap Index, Mid Cap Market Index, and Bond Index Funds had not been offered to the public as of October 31, 2000.
(9)  The Fund commenced operations on June 30, 2000.
(10) The Fund commenced operations on August 30, 2000.
(11) The Fund commenced operations on June 29, 2000.

     The other Funds of the Trust for which NAS serves as underwriter had not yet begun operations as of October 31, 2000.

     NAS also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares. During the fiscal years ended October 31, 2000, 1999 and 1998, NAS received the following amounts1:


                                                                          YEAR ENDED OCTOBER 31,
          FUNDS                                      2000       1999               1998
          -----                                      -----      -----              ----
Gartmore Millennium Growth Fund                     29,934    $ 1,160             $   --
Gartmore Growth Fund                               107,445     17,650                 --
Gartmore Total Return Fund                         445,655     85,844                254
Nationwide Bond Fund                                19,420      5,307              6,107
Nationwide Tax-Free Income Fund(1)                  54,421     15,816                111
Nationwide Government Bond Fund(1)                   7,510      2,553                 --
Nationwide Long-Term U.S.                           13,837      4,279                 --
   Government Bond Fund
Nationwide S&P 500 Index Fund(2)                     9,915         --                 --
Nationwide Large Cap Value Fund(3)                   7,095         --                 --
Nationwide Large Cap Growth Fund(3)                 64,036        306                 --
Nationwide Small Cap Fund(3)                        13,483          5                 --
Prestige International Fund(3)                       4,891         --                 --
Prestige Balanced Fund(3)                            6,513         --                 --
Morley Capital Accumulation Fund(4)                    N/A         --                 --
Gartmore Value Opportunities Fund(5)                 2,572         --                 --
Nationwide Morley Enhanced Income Fund(5)              N/A         --                 --
Nationwide High Yield Bond Fund(5)                     341         --                 --
Nationwide Investor Destinations                        --         --                 --
   Aggressive Fund(6)
Nationwide Investor Destinations                        --         --                 --
   Moderately Aggressive Fund(6)
Nationwide Investor Destinations                        --         --                 --
   Moderate Fund(6)


Nationwide Investor Destinations                        --         --                 --
   Moderately Conservative Fund(6)
Nationwide Investor Destinations                        --         --                 --
   Conservative Fund(6)
Nationwide Small Cap Index Fund(7)                      --         --                 --
Nationwide Mid Cap Market Index Fund(7)                 --         --                 --
Nationwide International Index Fund(7)                 666         --                 --
Nationwide Bond Index Fund(7)                           --         --                 --
Gartmore Growth 20 Fund(8)                              --         --                 --
Gartmore Global Technology and
   Communications Fund(8)                               --         --                 --
Gartmore Emerging Markets Fund(9)                       --         --                 --
Gartmore International Growth Fund(9)                   --         --                 --
Gartmore Global Leaders Fund(9)                         --         --                 --
NorthPointe Small Cap Value Fund(10)                    --         --                 --


-----------------------
(1) This information includes commissions from the redemption of shares of the Acquired Funds prior to the Reorganization for 1998.
(2)  Sales to the public commenced July 24, 1998.
(3)  The Fund commenced operations on November 2, 1998.
(4)  Sales to the public commenced February 1, 1999.
(5)  The Fund commenced operations December 29, 1999.
(6)  The Fund commenced operations on March 31, 2000.
(7) The Fund commenced operations December 29, 1999. Class B shares of the Small Cap Index, Mid Cap Market Index, and Bond Index Funds had not been offered to the public as of October 31, 2000.
(8)  The Fund commenced operations on June 30, 2000.
(9)  The Fund commenced operations on August 30, 2000.
(10) The Fund commenced operations on June 29, 2000.

     From such fees, NAS retained $3,506,995, $1,455,245 and $1,048,391 for
2000, 1999 and 1998, respectively, after reallowances to dealer. NAS reallows to dealers 5.25% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge and 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.50%, 4.00% on Class B shares of the Funds, 1.00% of sales charges of Class C shares of the Funds, 4.00% on Class D shares of the Funds.


DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NAS, as the Funds' Distributor, for expenses associated with the distribution of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay NAS an annual fee in an amount that will not exceed the following amounts:

-    0.25% of the average daily net assets of Class A shares of each Fund and

- 0.25% of the Service Class Shares and IRA Class shares of the Nationwide Morley Capital Accumulation Fund;

- 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;

- 1.00% of the average daily net assets of Class B and Class C shares for each of the Funds other than the Nationwide Bond, Nationwide Government Bond, Nationwide Long-Term U.S. Government Bond, Nationwide Money Market and Nationwide Tax-Free Funds;

- 0.85% of the average daily net assets of the Class B and Class C shares of the Nationwide Bond, Nationwide Government Bond, Nationwide Long-Term U.S. Government Bond, Nationwide Money Market and Nationwide Tax-Free Funds;

- 0.15% of the average daily net assets of Service Class shares of the Money Market and S&P 500 Index Funds; and

-    0.07% of the average daily net assets of the Local Fund shares.

     Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

     During the fiscal year ended October 31, 2000, NAS received the following distribution fees under the Plan(1):


                                                                                                            LOCAL
                                                                                             SERVICE        FUND
          FUNDS                                   CLASS A       CLASS B        CLASS C       CLASS         SHARES
          -----                                   ------        ------         ------        ------        ------
Gartmore Millennium Growth Fund                    $16,261       $28,144         N/A           N/A            N/A
Gartmore Growth Fund                                23,468        79,338         N/A           N/A            N/A
Gartmore Total Return Fund                         140,774       465,406         N/A           N/A            N/A
Nationwide Bond Fund                                 8,280        14,717         N/A           N/A            N/A
Nationwide Tax-Free Income Fund                      6,309        33,603         N/A           N/A            N/A
Nationwide Government Bond Fund                    132,682         9,570         N/A           N/A            N/A
Nationwide Long-Term U.S.                            7,206        15,141         N/A           N/A            N/A
   Government Bond Fund
Nationwide Money Market Fund                           N/A           N/A         N/A         $166,277           N/A
Nationwide S&P 500 Index Fund                        2,237         3,628         N/A          205,724      $ 14,190
Nationwide Large Cap Value Fund                     70,122         3,085         N/A           N/A            N/A
Nationwide Large Cap Growth Fund                    94,012        28,009         N/A           N/A            N/A
Nationwide Small Cap Fund                           55,500         5,242         N/A           N/A            N/A
Prestige International Fund                         37,409         1,562         N/A           N/A            N/A
Prestige Balanced Fund                               7,896        23,006         N/A           N/A            N/A
Gartmore Value Opportunities Fund                    2,373         4,162         N/A           N/A            N/A
Nationwide High Yield Bond Fund                      4,173           558         N/A           N/A            N/A
Investor Destinations Aggressive Fund                   14            58         N/A              260         N/A
Investor Destinations Moderately                        15            57         N/A              220         N/A
   Aggressive Fund
Investor Destinations Moderate Fund                     16            64         N/A              111         N/A


Investor Destinations Moderately                        15            58         N/A              384         N/A
   Conservative Fund
Investor Destinations Conservative Fund                 15            59         N/A               79         N/A
Nationwide Small Cap Index Fund                         26           N/A         N/A           N/A            N/A
Nationwide Mid Cap Market Index Fund                 5,839           N/A         N/A           N/A            N/A
Nationwide International Index Fund                    298           N/A         N/A           N/A            N/A
Nationwide Bond Index Fund                           3,044           N/A         N/A           N/A            N/A
Gartmore Growth 20 Fund                                816         2,630         N/A           N/A            N/A
Gartmore Global Technology and                       1,954         6,730         N/A           N/A            N/A
   Communications Fund
Gartmore Emerging Markets Fund                         613         2,443         N/A           N/A            N/A
Gartmore International Growth Fund                   1,287         5,133         N/A           N/A            N/A
Gartmore Global Leaders Fund                           653         2,599         N/A           N/A            N/A

-----------------
(1) The other Funds of the Trust for which NAS acts as distributor had not commenced operations as of October 31, 2000.


                                                    SERVICE CLASS SHARES                IRA CLASS SHARES
                                                    --------------------                ----------------
Nationwide Morley Capital Accumulation                    $13,728                         $4,609
Nationwide Morley Enhanced Income                             387                              N/A

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

ADMINISTRATIVE SERVICES PLAN

     Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Morley Capital Accumulation Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to (a) 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable) and Prime shares of the Nationwide Money Market Fund, except that Service Class and IRA Class shares of the Morley Capital Accumulation Fund, held by customers of NFS or such other entity will pay 0.15% of the average daily net assets of the Fund.

     The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers.

FUND ADMINISTRATION

     Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA"), a wholly owned subsidiary of Villanova Capital, Inc., provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. For these services, each Fund pays VSA an annual fee based on each Fund's average daily net assets according to the following schedule:


          FUND                                             ASSETS                               FEE
          ----                                             ------                               ----
Gartmore Millennium Growth Fund,                           $0 up to $250 million                0.07%
Gartmore Growth Fund,                                      $250 million up to $1 billion        0.05%
Nationwide Bond Fund, Nationwide Tax-Free                  $1 billion and more                  0.04%
Income Fund, Gartmore Total Return Fund,
Nationwide Government Bond Fund,
Nationwide Long-Term U.S. Government Bond
Fund, Nationwide Money Market Fund,
Nationwide Morley Capital
Accumulation Fund(1), Nationwide Growth
Focus Fund(2), Gartmore Global Technology and
Communications Fund(2), Gartmore Global
Health Sciences Fund(2), Gartmore Emerging
Markets Fund(2), Gartmore International Growth
Fund(2), Gartmore Global Leaders Fund(2),
Gartmore European Growth Fund(2), Gartmore
Global Small Companies Fund(2), Gartmore OTC
Fund(2), Gartmore International Small Cap
Growth Fund(2), Gartmore Value Opportunities Fund(2),
Nationwide Morley Enhanced Income
Fund(2), Gartmore Growth 20
Fund(2), Nationwide High Yield Bond Fund(2), and
NorthPointe Small Cap Value Fund(2)
Nationwide Investor Destinations Aggressive                $0 up to $250 million                0.07%
Fund(2), Nationwide Investor Destinations                  $250 million and more                0.05%
Moderately Aggressive Fund(2), Nationwide
Investor Destinations Moderate Fund(2),
Nationwide Investor Destinations
Moderately Conservative Fund(2),
Nationwide Investor Destinations
Conservative Fund(2), Nationwide Small Cap
Index Fund(2), Nationwide Mid Cap Market
Index Fund(2), Nationwide International Index
Fund(2), Nationwide Bond Index Fund(2)

Nationwide S&P 500 Index Fund                              $0 to $1 billion                     0.05%
                                                           $1 billion or more                   0.04%


Nationwide Large Cap Value Fund(2),                        $0 up to $250 million                0.10%
Nationwide Large Cap Growth Fund(2),                       $250 million up to $1 billion        0.06%
Prestige International Fund(2), Prestige                   $1 billion or more                   0.04%
Balanced Fund and
Nationwide Small Cap Fund(2)


-----------------------
(1) Subject to a minimum of $50,000 per year for Nationwide Morley Capital Accumulation Fund.
(2)  Subject to a minimum of $75,000 per Fund per year.

     Prior to September 1, 1999, NAS provided fund administration services to the Funds which existed at that time. Effective September 1, 1999, the fund administration services previously performed for the Funds by NAS were transferred to VSA, an affiliate of NAS and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. began performing certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. After these changes were implemented, there was no change in the fees charged for fund administration services for each of the Funds.

     During the fiscal years ended October 31, 2000, 1999 and 1998, NAS/VSA1 received fund administration fees from the Funds as follows:


                                                                                  YEAR ENDED OCTOBER 31,
FUND                                                  2000          1999                    1998
----                                                                                    $    3,308
Gartmore Millennium Growth Fund                   $   20,136   $    7,733                  248,049
Gartmore Growth Fund                                 541,769      553,398                  470,352
Gartmore Total Fund                                1,063,967    1,146,258                   88,596
Nationwide Tax-Free Income Fund                      153,092      175,965                   44,441
Nationwide Bond Fund                                  84,085       94,488                   16,351
Nationwide Government Fund                            74,254       44,004                   13,998
Nationwide Long-Term U.S. Government Bond Fund        23,504       27,727                  257,123
Nationwide Money Market Fund                         723,852      624,729                    2,814
Nationwide S&P 500 Index Fund(2)                     106,035       30,506                     --
Nationwide Large Cap Value Fund(3)                    75,000       75,000                     --
Nationwide Large Cap Growth Fund(3)                   75,000       75,000                     --
Nationwide Small Cap Fund(3)                          75,000       75,000                     --
Prestige International Fund(3)                        75,000       75,000                     --


Prestige Balanced Fund(3)                             75,000       75,000                     --
Nationwide Morley Capital Accumulation Fund(4)        50,000        2,899                     --
Gartmore Value Opportunities Fund(5)                  63,115         --                       --
Nationwide Morley Enhanced Income Fund(5)             63,115         --                       --
Nationwide High Yield Bond Fund(5)                    56,405         --                       --
Nationwide Investor Destinations Aggressive           44,058         --                       --
Fund(6)
Nationwide Investor Destinations Moderately           44,058         --                       --
Aggressive Fund(6)
Nationwide Investor Destinations Moderate Fund(6)     44,058         --                       --
Nationwide Investor Destinations Moderately           44,058         --                       --
Conservative Fund(6)
Nationwide Investor Destinations Conservative         44,058         --                       --
Fund(6)
Nationwide Small Cap Index Fund(7)                    63,115         --                       --
Nationwide Mid Cap Market Index Fund(7)               63,115         --                       --
Nationwide International Index Fund(7)                63,115         --                       --
Nationwide Bond Index Fund(7)                         63,115         --                       --
NorthPointe Small Cap Value Fund(8)                   24,795         --                       --
Gartmore Growth 20 Fund(9)                            24,795         --                       --
Gartmore Global Technology and Communications         24,795         --                       --
Fund(9)
Gartmore Emerging Markets Fund(10)                    12,500         --                       --
Gartmore International Growth Fund(10)                12,500         --                       --
Gartmore Global Leaders Fund(10)                      12,500         --                       --

------------------
(1) Prior to September 1, 1999, all fund administration fees were paid to NAS. After September 1, 1999, these fees were paid to VSA.
(2)  The Fund commenced operations July 24, 1998.
(3)  The Fund commenced operations November 2, 1998.
(4)  The Fund commenced operations February 1, 1999.
(5)  The Fund commenced operations December 29, 1999.
(6)  The Fund commenced operations March 31, 2000.
(7)  The Fund commenced operations December 29, 1999.
(8)  The Fund commenced operations June 29, 2000.
(9)  The Fund commenced operations June 30, 2000.
(10) The Fund commenced operations August 30, 2000.

     The other Funds of the Trust for which VSA acts as administrator had not yet commenced operations as of October 31, 2000.

SUB-ADMINISTRATORS

     VSA has entered into a Sub-Administration Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration services for each of the Funds. For these services, VSA pays BISYS a fee equal to the greater of $50,000 or an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                          ASSETS                                    FEE

                  $0 up to $13 million                              0.045%
                  $13 million up to $25 million                     0.02%
                  $25 million up to $50 million                     0.015%
                  $50 million and more                              0.01%


     For the fiscal years ended October 31, 2000, and the period of September 1, 1999 through October 31, 1999, BISYS received $6,385,351 and 1,965,403, respectively, for such services.

     VSA previously entered into a Sub-Administration Agreement with FAM, effective December 29, 1999, that covered the fund accounting, custody and other administrative expenses at the series level with respect to the Index Funds only. For these services, VSA paid FAM an annual fee based on the average daily net assets as follows: 0.07% for the Small Cap Index Fund, 0.09% for the Mid Cap Index Fund, 0.14% for the International Index Fund and 0.09% for the Bond Index Fund. Such Sub-Administration Agreement was terminated as of September ___, 2001.


TRANSFER AGENT

     Nationwide Investors Services, Inc. ("NISI"), a wholly owned subsidiary of VSA, Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for each of the Funds. For these services, NISI receives an annual fee from each of the Funds according to the following schedule:

-    $20 per account for Class A, Class B, Class C and Class D shares of the
     Funds;

-    $30 per account for the Prime Shares of the Nationwide Money Market Fund;
     and

- 0.01% of the average daily net assets of each of the Service Class, Institutional Service Class, Institutional Class, IRA Shares and Local Fund Shares, as applicable.

During the fiscal years ended October 31, 2000, 1999 and 1998, NISI received the following transfer agent fees from the Funds1:


                                                                                YEARS ENDED OCTOBER 31,
                          FUNDS                                      2000                 1999             1998
                          -----                                      -----                -----            -----
     Gartmore Millennium Growth Fund(1)                              $57,122             $24,498          $12,379
     Gartmore Growth Fund(1)                                         992,246             807,251          785,969
     Gartmore Total Return Fund(1)                                 1,841,252           1,349,999        1,018,754
     Nationwide Bond Fund(1)                                          27,453             145,000          142,149
     Nationwide Tax-Free Income Fund(1)                               25,832             136,073          144,397
     Nationwide Government Bond Fund(1)                               30,542              38,402            38,12
     Nationwide Long-Term U.S.                                        42,455              36,674           34,092


        Government Bond Fund(1)
     Nationwide Money Market Fund(1)                                 989,953             751,908          701,561
     Nationwide S&P 500 Index Fund(2)                                 26,973               6,101              563
     Nationwide Large Cap Value Fund(3)                                7,866               1,397               --
     Nationwide Large Cap Growth Fund(3)                              51,260               7,229               --
     Nationwide Small Cap Fund(3)                                     12,415               1,371               --
     Prestige International Fund(3)                                    4,243                 736               --
     Prestige Balanced Fund(3)                                         6,166               1,849               --
     Nationwide Morley Capital Accumulation Fund(4)                    1,393                 415               --
     Gartmore Value Opportunities Fund(5)                              2,562               --                  --
     Nationwide Morley Enhanced Income Fund(5)                         1,189               --                  --
     Nationwide High Yield Bond Fund(5)                                2,523               --                  --
     Nationwide Investor Destinations Aggressive Fund(6)                 112               --                  --
     Nationwide Investor Destinations                                    101               --                  --
        Moderately Aggressive Fund(6)
     Nationwide Investor Destinations Moderate Fund(6)                    92               --                  --
     Nationwide Investor Destinations                                    103               --                  --
        Moderately Conservative Fund(6)
     Nationwide Investor Destinations Conservative Fund(6)                91               --                  --
     Nationwide Small Cap Index Fund(7)                                  141               --                  --
     Nationwide Mid Cap Market Index Fund(7)                             412               --                  --
     Nationwide International Index Fund(7)                            1,087               --                  --
     Nationwide Bond Index Fund(7)                                       177               --                  --
     NorthPointe Small Cap Value Fund(8)                                 669               --                  --
     Gartmore Growth 20 Fund(9)                                          504               --                  --
     Gartmore Global Technology and                                      543               --                  --
        Communications Fund(9)
     Gartmore Emerging Markets Fund(10)                                  296               --                  --
     Gartmore International Growth Fund(10)                              330               --                  --
     Gartmore Global Leaders Fund(10)                                    298               --                  --

-----------------------
(1) This information includes fees paid to NISI by the Acquired Funds prior to the Reorganization for 1998.
(2)  The Fund commenced operation July 24, 1998.
(3)  The Fund commenced operations November 2, 1998.
(4)  The Fund commenced operations February 1, 1999.
(5)  The Fund commenced operations December 29, 1999.
(6)  The Fund commenced operations March 31, 2000.
(7) The Fund commenced operations December 29, 1999. Class B shares of the Small Cap Index, Mid Cap Market Index, and Bond Index Funds had not been offered to the public as of October 31, 2000.
(8)  The Fund commenced operations June 29, 2000.
(9)  The Fund commenced operations June 30, 2000.
(10) The Fund commenced operations August 30, 2000.

     The other Funds of the Trust for which NISI acts as transfer agent had not yet commenced operations as of October 31, 2000.

CUSTODIAN

     The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy-making functions for the Funds.

LEGAL COUNSEL

     Stradley, Ronon, Stevens and Young LLP, 2600 Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

AUDITORS

     KPMG LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.

BROKERAGE ALLOCATION

     A Fund's adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.1 In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical,

-----------------------
(2) Because the Investor Destinations Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities will be entered into by the Underlying Funds.

research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     The advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and Subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended October 31, 2000, all the affiliated advisers of Villanova Capital, including but not limited to VMF, VSA, VGAMT, and UBT, received soft dollar commission of $2,664,246 for all their advisory clients, including the Funds.

     During the fiscal years ended October 31, 2000, 1999 and 1998, the following brokerage commissions were paid by the Funds1:


                                                                          YEAR ENDED OCTOBER 31,
                         FUND                                  2000                1999                    1998
                         -----                                 -----               -----                   -----
Gartmore Millennium Growth Fund                              $  164,608          $    9,962              $ 10,084
Gartmore Growth Fund                                          2,000,121             570,060               712,200
Gartmore Total Return Fund                                    3,750,162           1,027,517               934,759
Nationwide S&P 500 Index Fund                                   113,899              42,996                 8,386(2)
Nationwide Large Cap Value Fund                                  69,895              46,392(3)                 --
Nationwide Large Cap Growth Fund                                 35,585              35,460(3)                 --
Nationwide Small Cap Fund                                        69,987              60,147(3)                 --
Prestige International Fund                                      39,735              21,586(3)                 --
Prestige Balanced Fund                                            3,990               3,249(3)                 --
Nationwide Morley Capital                                          None                None(4)                 --
   Accumulation Fund
Gartmore Value Opportunities Fund                                23,825(5)               --                    --
Nationwide Morley Enhanced Income Fund                             None(5)               --                    --
Nationwide High Yield Bond Fund                                    None(5)               --                    --
NorthPointe Small Cap Value Fund                                 36,913(6)               --                    --
Gartmore Growth 20 Fund                                           3,113(7)               --                    --
Gartmore Global Technology                                       12,940(7)               --                    --
  and Communications Fund
Nationwide Investor Destinations                                   None(8)               --                    --
   Aggressive Fund
Nationwide Investor Destinations                                   None(8)               --                    --
   Moderately Aggressive Fund
Nationwide Investor Destinations                                   None(8)               --                    --
   Moderate Fund
Nationwide Investor Destinations                                   None(8)               --                    --
   Moderately Conservative Fund
Nationwide Investor Destinations                                   None(8)               --                    --
   Conservative Fund


Gartmore Emerging Markets Fund                                    7,673(9)               --                    --
Gartmore International Growth Fund                               19,814(9)               --                    --
Gartmore Global Leaders Fund                                      3,546(9)               --                    --

-----------------------

(1) This information includes commissions paid by the Acquired Funds prior to the Reorganization in 1998.
(2)  The Fund commenced operations July 24, 1998.
(3)  The Fund commenced operations November 2, 1998.
(4)  The Fund commenced operations February 1, 1999.
(5) The Fund commenced operations December 29, 1999. Class B shares of the Small Cap Index, Mid Cap Market Index, and Bond Index Funds had not been offered to the public as of October 31, 2000.
(6)  The Fund commenced operations June 29, 2000.
(7)  The Fund commenced operations June 30, 2000.
(8)  The Fund commenced operations March 31, 2000.
(9)  The Fund commenced operations August 30, 2000.

     As of October 31, 2000, the S&P 500 Index Fund and Money Market Fund held investments in securities of their regular broker-dealers as follows:


                                       APPROXIMATE AGGREGATE VALUE OF
                                      ISSUER'S SECURITIES OWNED BY THE                          NAME OF
FUND                                      FUND AT OCTOBER 31, 2000                          BROKER OR DEALER
----                                      ------------------------                          ----------------
Nationwide Money Market Fund                     $40,693,101                           Bear, Stearns & Co., Inc.
Nationwide Money Market Fund                     34,748,390                            Morgan Stanley Dean Witter Co.
Nationwide Money Market Fund                     39,876,700                            J.P. Morgan & Co.
Nationwide Money Market Fund                     45,254,106                            Merrill Lynch & Co., Inc.
Nationwide S&P 500 Index Fund                    665,807                               J.P. Morgan & Co.
Nationwide S&P 500 Index Fund                    367,650                               Lehman Brothers Inc.
Nationwide S&P 500 Index Fund                    180,723                               Bear, Stearns & Co., Inc.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act . Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

                 ADDITIONAL INFORMATION ON PURCHASES AND SALES


CLASS A AND CLASS D SALES CHARGES

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases.


CLASS A SHARES OF THE FUNDS (OTHER THAN THE NATIONWIDE BOND FUND, NATIONWIDE GOVERNMENT BOND FUND, NATIONWIDE TAX-FREE INCOME FUND AND NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND)


                                SALES CHARGE AS %       SALES CHARGE AS %       DEALER
AMOUNT OF PURCHASE              OF OFFERING PRICE       OF AMOUNT INVESTED    COMMISSION
------------------              -----------------       ------------------    ----------
less than $50,000                     5.75%                   6.10%              5.25%
$50,000 to $99,999                    4.50                    4.71               4.00
$100,000 to $249,999                  3.50                    3.63               3.00
$250,000 to $499,999                  2.50                    2.56               1.75
$500,000 to $999,999                  2.00                    2.04               1.25
$1 million to $24,999,999             0.50                    0.50               0.50
$25 million or more                   0.25                    0.25               0.25


CLASS A SHARES OF THE NATIONWIDE BOND FUND, NATIONWIDE GOVERNMENT BOND FUND, NATIONWIDE TAX-FREE INCOME FUND AND NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND


                                SALES CHARGE AS %       SALES CHARGE AS %       DEALER
AMOUNT OF PURCHASE              OF OFFERING PRICE       OF AMOUNT INVESTED    COMMISSION
------------------              -----------------       ------------------    ----------
less than $50,000                     4.50%                   4.71%             4.00%
$50,000 to $99,999                    4.00                    4.17              3.50
$100,000 to $249,999                  3.00                    3.09              2.50
$250,000 to $499,999                  2.50                    2.56              1.75
$500,000 to $999,999                  2.00                    2.04              1.25
$1 million to $24,999,999             0.50                    0.50              0.50
$25 million or more                   0.25                    0.25              0.25

In addition to the dealer commissions for Class A shares that are described above, the Funds are authorized to enter into other special compensation arrangements with dealers.




Class D Shares of the Funds


                                SALES CHARGE AS %       SALES CHARGE AS %       DEALER
AMOUNT OF PURCHASE              OF OFFERING PRICE       OF AMOUNT INVESTED    COMMISSION
------------------              -----------------       ------------------    ----------



less than $50,000                     4.50%                  4.71%             4.00%
$50,000 to $99,999                    4.00                   4.17              3.50
$100,000 to $249,999                  3.00                   3.09              2.50
$250,000 to $499,999                  2.50                   2.56              1.75
$500,000 to $999,999                  1.00                   1.01              1.25
$1 million to $24,999,999             0.50                   0.50              0.50
$25 million or more                   None                   None              0.25

CLASS C SALES CHARGES.

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested). Currently there is no waiver of the front-end sales charge for Class C shares. Both the front-end sales charge and the CDSC will be waived for sales of Class C shares to the Retirement Plan offered by Nationwide Trust Company.


NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A AND D SHARES ONLY)

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by NAS:

(1)  shares sold to other registered investment companies affiliated with VMF,

(2)  shares sold:

     (a) to any pension, profit sharing, or other employee benefit plan for the employees of VMF, any of its affiliated companies, or investment advisory clients and their affiliates;

     (b)  to any endowment or non-profit organization;

     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with NAS with no sales representative involved upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust;

     (d) to any life insurance company separate account registered as a unit investment trust;

(3)  for Class D shares and Class A shares:

     (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts);

     (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF and its affiliates;

     (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

     (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

     (e) to any person who pays for the shares with the proceeds of one of the following sales:

          -    Sales of non-Nationwide mutual fund shares
          - Sales of Class D shares of a Nationwide Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
          - Sales of Class A shares of another Nationwide Fund when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

(4)  Class A shares sold:

     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;

     (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;

     (c) to any Class Member of Snyder vs. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company on the initial purchase of shares for an amount no less than $5,000 and no more than $100,000. To be eligible for this waiver, the purchase of Class A shares must come from a source other than the surrender of, withdrawal from, or loan against any existing policy, mutual fund or annuity issued by Nationwide Mutual Insurance Company or its affiliates.

     (d) to any person who pays for such shares with the proceeds of mutual funds shares redeemed from an account in the NEA Valuebuilder Mutual Fund Program. This waiver is only available for the initial purchase if shares were made with such proceeds. NAS may require evidence of qualification for such waiver.

     (e) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

     Provision 4(d) applies only to the Gartmore Millennium Growth Fund, Gartmore Growth Fund, Gartmore Total Return Fund, Bond Fund, Tax-Free Income Fund and Nationwide Government Bond Fund.

CLASS B SHARES OF THE FUNDS AND CDSC

     NAS compensates broker-dealers and financial intermediaries for sales of Class B shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. THE CDSC IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION OVER THE INITIAL PURCHASE PRICE. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

                                            CDSC ON SHARES
                YEARS OF AFTER PURCHASE       BEING SOLD
                -----------------------     --------------

                 First                              5.00%
                 Second                             4.00%
                 Third                              3.00%
                 Fourth                             3.00%
                 Fifth                              2.00%
                 Sixth                              1.00%
                 Seventh and following              0.00%

     For purposes of calculating the CDSC, it is assumed that the oldest Class B shares remaining in your account will be sold first. All payments during a month will be aggregated and treated as if made on the last day of the preceding month.

     For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

CLASS A FINDER'S FEES AND CDSC

     For certain sales of Class A shares at net asset value and without a front-end sales load to employer sponsored retirement plans (other than those investing in the Funds through a variable insurance product), which are subject to a CDSC as described below, the Funds' distributor will pay a finder's fee to the dealer when the shares are purchased. For the dealer to be eligible for the finder's fee, the following requirements apply:

     - The purchase of shares must be made by one employer sponsored retirement plan within a twelve month period from the first purchase of any Nationwide Family of Funds (Nationwide Funds) Class A shares;
     -    The purchase can be made in any combination of the Nationwide Funds;
          and

     - The employer sponsored plan will be subject to a contingent deferred sales charge for shares redeemed in any employer initiated redemption within the first three years or purchase. The applicable contingent deferred sales charge will be charged as described in the Funds' Prospectuses.

     If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

     1.00% for sales of the Funds of $1 million and more but less than $3 million
     0.50% for sales of the Funds of $3 million and more but less than $50 million
     0.25% for sales of the Funds of $50 million or more

     The finder's fee is paid on the aggregate assets of all Funds held at the plan sponsor level.

CDSC FOR CLASS C SHARES

     You will pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased the shares. NAS compensates broker-dealers and financial intermediaries for sales of Class C shares from the front-end sales charges and its own resources at the rate of 1.85% of sales of Class C shares of the Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Money Market Fund and Nationwide Government Bond Fund and at the rate of 2.00% of sales of Class C shares of the remaining Funds having Class C shares.

CONVERSION FEATURES FOR CLASS B SHARES

     Class B shares which have been outstanding for seven years will automatically convert to Class A shares on the first business day of the next month following the seventh anniversary of the date on which such Class B shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and distributions.

     If you effect one or more exchanges among Class B shares of the Funds during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B shares into the Prime Shares of the Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

REDEMPTIONS

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days (30 days for the Gartmore Growth 20 Fund). Those fees are 1.50% or 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For a list of the Funds imposing such fees, see "Exchanges Among Funds" below.



IN KIND REDEMPTIONS

     The Funds generally plan to redeem their shares for cash with the following exceptions.

     The Nationwide Morley Capital Accumulation Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Nationwide Morley Capital Accumulation Fund - Redemption in Kind" below for more information.

     As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption").

REDEMPTION OF SHARES OF THE NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND

     OTHER REDEMPTION REQUIREMENTS. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

     REDEMPTION FEES. Generally, redemption requests on all Shares will be subject to a 2% redemption fee when the Trigger is "active." The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

     The Trigger is active on any day that, as of two business days prior, the "Gross Annual Effective Yield of the Fund" is less than the current yield on the Dealer Commercial Paper (90-

day) Index. Once activated, the Trigger will become inactive on any day than, as of two business days prior, the Gross Annual Effective Yield of the Fund is greater than the current yield of the Dealer Commercial Paper (90-day) Index plus 0.25%. The Fund will rely on the Dealer Commercial Paper (90-day) Index found daily on the front page of the Money and Investing section of THE WALL STREET JOURNAl. If the Dealer Commercial Paper (90-day) Index is not available in THE WALL STREET JOURNAL, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.

     Redemptions of Service Class or Institutional Class Shares by participants in a Plans and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee, payable tot he Fund when the Trigger is active.


                                     EXAMPLE

     An IRA Class shareholder decides to redeem shares in the amount of $5,000 from the Fund on October 15th. Assume that as of October 13th the current yield on the Dealer Commercial Paper (90-day) Index is 7.2% and the Gross Annual Effective Yield of the Fund is 7.0%. Because the Gross Annual Effective Yield of the Fund is less than the current yield on the Dealer Commercial Paper (90-day) Index the Trigger is active, and the shareholder will receive net proceeds of $4,900 for the redemption. The Trigger will remain active until two business days after the Gross Annual Effective Yield of the Fund exceeds the current yield on the Dealer Commercial Paper (90-day) Index by 0.25%.

     The "Gross Annual Effective Yield of the Fund" is a measure of one day's investment income (before deduction for fees and expenses) expressed as an annual compounded yield. It is calculated on each business day based on the dividend declared for the previous day as follows:

[((1 + Previous Day's Gross Dividend Factor) 365)-1]/[NAV per Share]

     Information on the Trigger and the Gross Annual Effective Yield of the Fund can be obtained by calling 1-800-848-0920.

     The Fund reserves the right to modify its redemption fee and waiver policy in whole or in part for certain shareholders upon 30 days written notice to such shareholders.

     REDEMPTION IN KIND. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities or securities and wrap contracts, selected solely at the discretion of MCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of IRA Class Shares.

     To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund. In addition, wrap contracts assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, a wrap contract may contain restrictions on the securities subject to such Agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a wrap contract, you may not be able to freely trade the securities underlying the Agreement. Also, wrap contracts assigned to you will not provide protection against the credit risk associated with the issuer of any Underlying Assets (see "Specific Risks of Wrap Contracts").

     To the extent that any such payment in kind includes a wrap contract, the Fund will assign a portion of one or more wrap contracts to you. The economic terms and conditions of each assigned wrap contract will be substantially similar to the wrap contracts held by the Fund. By purchasing shares in the Fund, you agree to accept an assignment of a wrap contract as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

     A Wrap Provider, prior to the assignment of a wrap contract to a Service Class or Institutional Class shareholder, may require you to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require you to obtain at your own expense the services of a qualified professional asset manager acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the wrap contract provisions. In the event a wrap contract cannot be assigned to you, the Fund in its discretion may satisfy the redemption request through (a) a cash payment,
(b) a redemption in-kind consisting entirely of securities, or (c) a combination of cash and securities.

     In the event a redemption is made in kind with a wrap contract, the Fund will incur costs in obtaining such wrap contract and assigning it the shareholder. The Fund will examine the costs and benefits of obtaining a wrap contract in making a determination to incur such costs. Typically, these costs should not exceed $5,000 per issuance.

SIGNATURE GUARANTEE (CLASS A, CLASS B, CLASS C AND CLASS D SHARES)

     A signature guarantee is required if your account address has changed within the last 10 business days, if the redemption check is made payable to anyone other than the registered shareholder, or if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days or if proceeds are mailed to an address other than the address of record, or if the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Trust's distributor reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.


                               VALUATION OF SHARES

     The net asset value per share for each Fund is determined as of the earlier of the close of regular trading on the New York Stock Exchange or 4 p.m. Eastern Time (4:15 p.m. for the Investor Destination Funds and the Index Feeder Funds) on each day that the Exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in portfolio securities of a Fund to materially affect the net asset value of that Fund (the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     In determining net asset value, portfolio securities listed on national exchanges are valued at the last quoted sale price on the principal exchange, or if there is no sale on that day at the quoted bid price, or if the securities are traded in the over-the-counter market, at the last quoted sale price, or if no sale price, at the quoted bid prices; U.S. Government securities are valued at the quoted bid price; all prices are obtained from an independent pricing organization. Money market obligations with remaining maturities of 10 days or less purchased by a non-money market fund are valued at amortized cost. Securities for which market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the adviser or its designee are valued at fair value in accordance with procedures adopted by the Board of Trustees.

     The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action which might include withholding dividends or a revaluation of all or an appropriate portion of the Money Market Fund's assets based upon current market factors.

     The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to VMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

     Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

INVESTOR DESTINATIONS FUNDS

     Shares of the Underlying Funds are valued at their respective net asset values as reported to VSA or its agent. Other assets of the Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if VSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                               INVESTOR STRATEGIES

     MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Money Market Plus Growth gives investors stability of principal through the Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or Nationwide Funds NOW. NOTE: Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

     MONEY MARKET PLUS INCOME - This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Money Market Fund and monthly dividends are then reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

     When short-term interest rates increase, Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase--you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or Nationwide Funds NOW.
NOTE: Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

     AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

     You can get started with Automatic Asset Accumulation for as little as $25 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

     AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Money Market Fund to another Fund, sales charges may apply if not already paid.

     AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

     NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.


                               INVESTOR PRIVILEGES

     The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NAS toll free at 1-800-848-0920.

     NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

     EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

EXCHANGES AMONG FUNDS

     Exchanges may be made among any of the Funds within the same class in any of the Funds (except for the Nationwide Morley Capital Accumulation Fund), so long as both accounts have the same owner, and your first purchase in the new Fund meets the Fund's minimum investment requirement.

     Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Nationwide Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class D and Institutional Service Class shares of the other Funds. If you exchange Class B shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you holder the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charge if the initial Class B (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B (or certain Class A) shares, the time you held Class B (or Class A) shares prior to the exchange will be counted for purposes or calculating the CDSC. Class C shares cannot be exchanged into Prime Shares of the Money Market Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing.

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, beginning June 18, 2001, each of the following Nationwide funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Nationwide fund if you have held those shares for less than 90 days (30 days for the Gartmore Growth 20 Fund):

              FUND                                                EXCHANGE FEE
              ----                                                ------------

              Gartmore Emerging Markets Fund                         2.00%
              Gartmore International Growth Fund                     2.00%
              Gartmore International Small Cap Growth Fund           2.00%
              Gartmore Global Leaders Fund                           2.00%
              Gartmore Global Technology and Communications Fund     2.00%
              Gartmore Growth 20 Fund                                2.00%
              Gartmore Millennium Growth Fund                        1.50%
              Gartmore Value Opportunities Fund                      1.50%
              Nationwide Small Cap Fund                              1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee will only apply to shares of the applicable funds acquired, either by purchase or exchange, after June 18, 2001. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.


EXCHANGES MAY BE MADE FOUR CONVENIENT WAYS:

BY TELEPHONE

     NATIONWIDE FUNDS NOW - You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. Nationwide Funds NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

     CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

     The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

     The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

     BY MAIL OR FAX - Write or fax to Nationwide Family of Funds, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 p.m. Eastern Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

     BY ON LINE ACCESS - Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

     FREE CHECKING WRITING PRIVILEGE (PRIME SHARES OF THE MONEY MARKET FUND
     ONLY) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 1-800-848-0920.


                                INVESTOR SERVICES

     NATIONWIDE FUNDS NOW AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-637-0012 will connect you 24 hours a day, seven days a week to Nationwide Funds NOW. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

     TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Time (Monday through Friday, except Thursday, in which case representatives are available between 9:30 a.m. and 5 p.m. Eastern Time). Call toll free: 1-800-848-0920 or contact NAS at our FAX telephone number (614) 428-3278.

     RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Educational IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

     SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

     CONSOLIDATED STATEMENTS - Shareholders of the Funds, other than the daily dividend Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the daily dividend Funds receive monthly statements. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

     AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

     Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

     SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

     PROSPECTUSES - Updated prospectuses will be mailed to you annually.

     UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.


                          FUND PERFORMANCE ADVERTISING

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING MONEY MARKET FUND YIELD

     Any current Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation , the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of April 30, 2001, the seven day current and effective yields for the Prime Shares of the Money Market Fund were ___% and ___%, respectively, and for the Service Class shares, were ___% and ___%, respectively.

     The Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Fund's expenses.

     Although the Fund determines its yield for each class on the basis of a seven calendar day period, it may use a different time span on occasion.

     There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual (compound) total returns for each class of shares for the periods ended April 30, 2001 were as follows:


                                           1 YEAR                        5 YEAR                        10 YEAR OR LIFE
                                  --------------------------    --------------------------     -------------------------------
                                  CLASS     CLASS     CLASS       CLASS     CLASS   CLASS       CLASS     CLASS     CLASS
                                    A         B       C(2)          A         B      C(2)       A(1)     B(1)       C(2)
                                -------    -------    ------      ------    ------  ------     ------   ------     ------
Gartmore Millennium Growth       47.23%     50.97%    54.05%      20.97%    21.87%  22.22%     19.55%   20.09%     20.17%
     Fund

Gartmore Growth Fund            (11.81)%   (11.34)%   (8.00)%     12.14%    12.82%  13.35%     14.98%   15.46%     15.61%

Gartmore Total Return Fund       (4.58)%    (4.22)%   (0.55)%     18.49%    19.20%  19.72%     16.48%   16.93%     17.09%


                                       1 YEAR                           5 YEAR                           10 YEAR OR LIFE
                             -------------------------          ------------------------          ----------------------------
                             CLASS     INSTITUTIONAL            CLASS    INSTITUTIONAL             CLASS       INSTITUTIONAL
                               D      SERVICE CLASS(2)          D(1)    SERVICE CLASS(2)           D(1)       SERVICE CLASS(2)
                             -----    ----------------          -----   ----------------          -----       ----------------
Gartmore Millennium Growth   49.55%          %                  21.33%         %                  19.73%             %
     Fund

Gartmore Growth Fund        (10.47)%         %                  12.53%         %                  15.18%             %

Gartmore Total Return        (3.18)%         %                  18.86%         %                  16.67%             %
     Fund

-----------------------
(1) These returns include performance based on the Funds' predecessors, which was achieved prior to the creation of the class (May 11, 1998 for Class A and Class B), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance would have been lower as a result of their additional expenses.

(2) Class C and Institutional Service Class had not commenced operations as of April 30, 2001. These returns include performance of the Fund which was achieved prior to the creation of the Class C and Institutional Service Class shares, which is the same as the performance shown for the Class D shares through April 30, 2001. The returns have been restated for sales charges but not for fees applicable to Class C and Institutional Service Class shares. Had Class C or Institutional Service Class shares been in existence for the time periods presented, the performance of the respective shares would have been similar as a result of similar expenses.


                                               1 YEAR                        5 YEAR                        10 YEAR OR LIFE
                                   ----------------------------    ------------------------------   -----------------------------
                                   CLASS   CLASS  CLASS   CLASS    CLASS   CLASS   CLASS   CLASS    CLASS   CLASS   CLASS   CLASS
                                     A       B     C(3)     D        A       B      C(3)    D(1)     A(1)    B(1)    C(3)    D(1)
                                   -----   -----  -----   -----    -----   -----   -----   -----    -----   -----   -----   ------



Nationwide Bond Fund        (1.79)%   (2.67)%    1.00%    (1.68)%   3.68%    4.02%   4.56%   3.81%   6.56%   6.88%   7.00%  6.62%
Nationwide Tax-Free Fund     3.06%     2.27%     6.09%     3.32%    3.86%    4.16%   4.73%   3.97%   5.90%   6.23%   6.35%  5.96%
Nationwide Government
   Bond Fund(2)              2.53%     1.72%     6.65%     2.84%    4.82%    5.15%   5.72%   4.95%   5.72%   6.09%   6.23%  5.79%
Nationwide Long-Term U.S.
 Government Bond Fund        3.44%     2.63%       N/A     3.67%    5.03%    5.35%     N/A   5.15%   7.33%   7.66%     N/A  7.39%

-----------------------
(1) These returns include performance based on the Funds' predecessors, which was achieved prior to the creation of the class (May 11, 1998 for Class A and Class B), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance would have been lower as a result of their additional expenses.
(2)  The Fund commenced operations on February 10, 1992.
(3) Class C had not commenced operations as of October 31, 2000. These returns include performance of the Fund which was achieved prior to the creation of the Class C shares, which is the same as the performance shown for the Class D shares through October 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar as a result of similar expenses. The Nationwide Long-Term Government Bond Fund does not have Class C shares.


                                        1 YEAR                                         SINCE INCEPTION(1)
                        ---------------------------------------              --------------------------------------
                        INSTITUTIONAL       SERVICE       LOCAL              INSTITUTIONAL        SERVICE    LOCAL
                        SERVICE CLASS       CLASS         FUND               SERVICE CLASS        CLASS      FUND
                        -------------       -------       -----              -------------        -------    ------
Nationwide S&P 500           5.37%           5.25%        5.43%                  11.21%            11.01%    11.32%
   Index Fund



                                        1 YEAR                                         SINCE INCEPTION(1)
                        -------------------------------------------          ----------------------------------------
                        CLASS      CLASS    CLASS    INSTITUTIONAL           CLASS    CLASS    CLASS   INSTITUTIONAL
                          A          B        C          CLASS                 A(2)    B(3)     C(4)     CLASS(5)
                        -----      -----    -----    --------------          ------   ------   -----   --------------
Nationwide S&P 500      0.38%    0.17%          %       6.01%                8.58%   10.04%        %       11.59%
   Index Fund

-----------------------
(1) The Fund's Local Fund shares commenced operations July 24, 1998, and Institutional Service Class and Institutional Class shares commenced operations on November 2, 1998.
(2) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class A on December 29, 1999, restated to reflect Class A Shares maximum sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of additional expenses.
(3) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class B on December 29, 1999, restated to reflect Class B shares' contingent deferred sales charge, but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.
(4) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class C on September ___, 2001, restated to reflect Class C shares' contingent deferred sales charge, but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.
(5) Performance includes that of Local Fund Shares, which was achieved prior to the creation of the Institutional Class on December 29, 1999 and does not reflect the impact of the Institutional Class Shares' lower estimated expenses.


                                               1 YEAR                                            SINCE INCEPTION(1)
                              ---------------------------------------------       ---------------------------------------------
                                                             INSTITUTIONAL                                        INSTITUTIONAL
                                                                SERVICE                                              SERVICE
                              CLASS A   CLASS B   CLASS C(2)     CLASS            CLASS A   CLASS B   CLASS C(2)      CLASS
                              -------   -------   ---------  --------------       -------   -------   ----------  -------------
Nationwide Large Cap           1.87%     2.42%      5.39%         8.20%           2.87%      3.02%       4.43%        6.12%
Value Fund
Nationwide Large Cap           1.08%     1.48%      4.40%         7.40%          17.22%     18.27%      19.36%       20.92%
Growth Fund
Nationwide Small Cap          11.48%    12.56%     15.43%        18.44%          11.85%     12.87%      14.07%       15.40%
Fund
Prestige International        (9.85)%   (9.28)%       N/A        (4.31)%          2.85%      4.99%         N/A        6.08%
Fund
Prestige Balanced             (1.18)%   (0.84)%       N/A         5.09%           5.92%      6.42%         N/A        9.30%
Fund

-----------------------
(1)  The Fund commenced operations November 2, 1998
(2) Class C shares had not commenced operations as of October 31, 2000. These returns include performance of the Fund which was achieved prior to the creation of the Class C shares, which is the same as the performance shown for the Class B shares through October 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar as a result of similar expenses. Prestige International Fund and Prestige Balanced Fund do not have Class C shares.


                                               1 YEAR                                            SINCE INCEPTION(1)
                              -----------------------------------------           ---------------------------------------------
                              INSTITUTIONAL  INSTITUTIONAL      IRA               INSTITUTIONAL      INSTITUTIONAL       IRA
                              SERVICE CLASS      CLASS          CLASS             SERVICE CLASS          CLASS           CLASS
                              -------------  -------------      -------           -------------      -------------       -------
Nationwide Morley              5.52%              5.93%         5.51%                5.23%               5.65%           5.23%
Capital
Accumulation Fund


-----------------------
(1)  The Fund commenced operations February 1, 1999


                                1 YEAR             5 YEARS            10 YEARS       LIFE(1)
                             PRIME SERVICE      PRIME SERVICE          PRIME         SERVICE
                             SHARES  CLASS      SHARES  CLASS          SHARES         CLASS
                             -------------      -------------         --------       -------
Nationwide Money             5.74%   5.64%      5.12%     N/A          4.67%         4.65%
   Market Fund



                                             1 YEAR                           SINCE INCEPTION(2)
                                    --------------------------          ----------------------------
                                    CLASS        INSTITUTIONAL          CLASS          INSTITUTIONAL
                                      C              CLASS                C               CLASS
                                    -----        -------------          -----          -------------
Nationwide Money                     N/A              N/A               N/A                N/A

   Market Fund



-----------------------
(1)  Service Class Shares were first offered to the public on January 4, 1999.
(2) Class C and Institutional Class shares had not commenced operations as of October 31, 2000.


                                                                                SINCE INCEPTION
                                                        -------------------------------------------------------
                                                                                                  INSTITUTIONAL
                                                        CLASS A      CLASS B      CLASS C(4)      SERVICE CLASS
                                                        -------      -------      ----------      -------------
Gartmore Value Opportunities Fund(1)                     17.23%       18.79%        26.14%           24.72%
Nationwide High Yield Bond Fund(1)                      (16.41)%     (17.00)%      (17.19)%         (11.80)%
Gartmore Growth 20 Fund(2)                                9.71%       11.20%           N/A           16.60%
Gartmore Global Technology
   and Communications Fund(2)                             4.71%        5.80%           N/A           11.20%
Gartmore Emerging Markets Fund(3)                       (23.48)%     (23.00)%          N/A           18.79)%
Gartmore International Growth Fund(3)                   (16.49)%     (15.93)%          N/A          (11.40)%
Gartmore Global Leaders Fund(3)                         (14.04)%     (13.46)%          N/A           (8.80)%

-----------------------
(1)  The Fund commenced operations December 29, 1999
(2)  The Fund commenced operations June 30, 2000.
(3)  The Fund commenced operations August 30, 2000.
(4) Class C shares had not commenced operations as of October 31, 2000. These returns shown for the Gartmore Value Opportunities Fund and the Nationwide High Yield Bond Fund include performance of the Fund which was achieved prior to the creation of the Class C shares, which is the same as the performance shown for the Class B shares through October 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar as a result of similar expenses.



                                                                                SINCE INCEPTION
                                                        -------------------------------------------------------
                                                        CLASS A      CLASS B      CLASS C(2)      SERVICE CLASS
                                                        -------      -------      ----------      -------------
Nationwide Investor Destinations                        (11.78)%     (11.37)%          N/A            6.30%
   Aggressive Fund(1)
Nationwide Investor Destinations                         (9.60)%      (9.18)%          N/A           (4.04)%
   Moderately Aggressive Fund(1)
Nationwide Investor Destinations                         (6.89)%      (6.52)%          N/A           (1.10)%
   Moderate Fund(1)
Nationwide Investor Destinations                         (5.65)%      (5.20)%          N/A            0.18%
   Moderately Conservative Fund(1)
Nationwide Investor Destinations                         (4.35)%      (3.87)%          N/A            1.57%
   Conservative Fund(1)

-----------------------
(1)  The Fund commenced operations March 31, 2000.
(2)  Class C shares had not commenced operations as of October 31, 2000.




                                                                                SINCE INCEPTION
                                                        --------------------------------------------------------------
                                                        CLASS A      CLASS B      CLASS C(2)      INSTITUTIONAL CLASS
                                                        -------      -------      ----------      --------------------
Nationwide Small Cap Index Fund(1)                       (8.30)%       --              --            (2.30)%
Nationwide Mid Cap Market Index Fund(1)                  11.70%        --              --            19.03%
Nationwide International Index Fund(1)                  (18.03)%     (17.93)%          --           (12.65)%
Nationwide Bond Index Fund(1)                            (0.17)%       --              --             6.47%

-----------------------
(1) The Fund commenced operations December 29, 1999. The Class B shares of the Nationwide Small Cap Index, Nationwide Mid Cap Market Index and Nationwide Bond Index Funds had not commenced operations as of October 31, 2000.
(2)  Class C shares had not commenced operations as of October 31, 2000.

                                          SINCE INCEPTION(1)
                                          INSTITUTIONAL CLASS
                                          -------------------

NorthPointe Small Cap Value Fund                 5.14%

-----------------------
(1)  The Fund commenced operations June 29, 2000.



                                      SINCE INCEPTION(1)
                            ------------------------------------------------
                                          INSTITUTIONAL        INSTITUTIONAL
                            CLASS A       SERVICE CLASS            CLASS
                            -------       -------------        -------------

Nationwide Morley
  Enhanced Income Fund       (0.80)%         4.02%                 4.16%

-----------------------
(1)  The Fund commenced operations December 29, 1999.


     The Nationwide Bond Fund, Prestige Balanced Fund, Nationwide Tax-Free Income Fund, Nationwide Government Bond Fund, Nationwide Long-Term U.S. Government Bond Fund, Nationwide Morley Capital Accumulation Fund, Nationwide Morley Enhanced Income Fund and the Nationwide High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.

     The following are the yields for the 30-day period ended April 30, 2001:


                                                  CLASS A          CLASS B         CLASS C(1)        CLASS D
                                                  -------          -------         ----------        -------
         Nationwide Tax-Free Income Fund and       5.26%            4.68%             N/A             5.50%
         Nationwide Government Bond Fund           6.03%            5.43%             N/A             6.25%
         Nationwide Long-Term U.S.
         Government Bond Fund                      5.30%            4.68%             N/A             5.57%

         -----------------------
          (1) Class C shares had not commenced operations as of October 31, 2000.



                                             SERVICE          INSTITUTIONAL
                                             CLASS            CLASS                  IRA CLASS
                                             --------         --------------         ---------
         Nationwide Morley Capital           5.91%                6.33%                5.91%
         Accumulation

                                              INSTITUTIONAL
                                 CLASS A      SERVICE           INSTITUTIONAL
                                 -------      -------------     -------------

         Nationwide Morley        5.95%          6.16%              6.43%
         Enhanced Income
         Fund

     The Nationwide Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Assuming a tax rate of 36%, the tax equivalent yields for the Nationwide Tax-Free Income Fund for the 30-day period ended October 31, 2000 were 5.26% for Class A shares, 4.68% for Class B shares, and 5.50% for Class D shares.

NONSTANDARD RETURNS

     The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.


RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

     The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch.

THE RANKINGS MAY OR MAY NOT INCLUDE THE EFFECTS OF SALES CHARGES.

                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES

     The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed; 39 of these series are the Funds:


SERIES                                                        SHARE CLASSES
-----                                                         -------------
Gartmore Growth Fund                                    Class A, Class B, Class C, Class D,
                                                          Institutional Service Class
Gartmore Total Return Fund                              Class A, Class B, Class C, Class D,
                                                          Institutional Service Class
Nationwide Bond Fund                                    Class A, Class B, Class C, Class D
Nationwide Tax-Free Income Fund                         Class A, Class B, Class C, Class D
Nationwide Government                                   Class A, Class B, Class C, Class D
     Bond Fund
Nationwide Long-Term U.S. Government                    Class A, Class B, Class D
     Bond Fund
Nationwide Money Market Fund                            Service Class, Prime Shares, Class C,
                                                          Institutional Class
Nationwide S&P 500 Index Fund                           Class A, Class B, Class C, Service Class,
                                                          Institutional Service Class, Local
                                                          Fund Shares, Institutional Class
Gartmore Value Opportunities Fund                       Class A, Class B, Class C,
                                                          Institutional Service Class
Nationwide High Yield Bond Fund                         Class A, Class B, Class C,
                                                          Institutional Service Class
Nationwide Growth Focus Fund                            Class A, Class B, Institutional Service
                                                          Class
Gartmore Global Health Sciences Fund                    Class A, Class B, Class C, Institutional
                                                          Service Class
Nationwide Small Cap Index Fund                         Class A, Class B, Class C,
                                                          Institutional Class
Nationwide International Index Fund                     Class A, Class B, Class C,
                                                          Institutional Class
Nationwide Bond Index Fund                              Class A, Class B, Class C,
                                                          Institutional Class
Nationwide Mid Cap Market Index Fund                    Class A, Class B, Class C,
                                                          Institutional Class
Nationwide Large Cap Value Fund                         Class A, Class B, Class C, Institutional Service
                                                          Class
Nationwide Large Cap Growth Fund                        Class A, Class B, Class C, Institutional Service
                                                          Class
Nationwide Small Cap Fund                               Class A, Class B, Class C, Institutional Service
                                                          Class
Prestige Balanced Fund                                  Class A, Class B, Institutional Service Class


Prestige International Fund                             Class A, Class B, Institutional Service Class
Nationwide Morley Capital Accumulation Fund             Service Class, Institutional Class, IRA Class
Nationwide Morley Enhanced Income Fund                  Class A, Institutional Service Class,
                                                        Institutional Class
NorthPointe Small Cap Value Fund                        Institutional Class
Nationwide Investor Destinations Aggressive Fund        Class A, Class B, Class C, Service Class
Nationwide Investor Destinations Moderately Aggressive  Class A, Class B, Class C, Service Class
   Fund
Nationwide Investor Destinations Moderate Fund          Class A, Class B, Class C, Service Class
Nationwide Investor Destinations Moderately             Class A, Class B, Class C, Service Class
   Conservative Fund
Nationwide Investor Destinations Conservative Fund      Class A, Class B, Class C, Service Class
Gartmore Millennium Growth Fund                         Class A, Class B, Class C, Class D,
                                                          Institutional Service Class
Gartmore Growth 20 Fund                                 Class A, Class B, Class C, Institutional
                                                          Service Class
Gartmore Global Technology and                          Class A, Class B, Class C, Institutional
    Communications Fund                                   Service Class
Gartmore Emerging Markets Fund                          Class A, Class B, Class C, Institutional
                                                          Service Class
Gartmore International Growth Fund                      Class A, Class B, Class C, Institutional
                                                          Service Class
Gartmore Global Leaders Fund                            Class A, Class B, Class C, Institutional
                                                          Service Class
Gartmore European Growth Fund                           Class A, Class B, Institutional Service
                                                          Class
Gartmore Global Small Companies Fund                    Class A, Class B, Institutional Service
                                                          Class
Gartmore OTC Fund                                       Class A, Class B, Class C, Institutional
                                                          Service Class, Institutional Class
Gartmore International Small Cap Growth Fund            Class A, Class B, Class C, Institutional Service
                                                          Class, Institutional Class


     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.


VOTING RIGHTS

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of Class A shares, Class B shares or Prime shares will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS

     THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR NATIONWIDE TAX-FREE INCOME FUND, NATIONWIDE MONEY MARKET FUND AND INVESTOR DESTINATIONS FUNDS.

BUYING A DIVIDEND

     If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS FUNDS

     Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees applicable to each class.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

     A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

DISTRIBUTIONS OF FIVE-YEAR GAIN

     Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain distributions from a Fund's sale of securities held for more than five years are subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

     Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

     Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. A Fund's board of trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

     To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Nationwide Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE

     Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

WASH SALES

     All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

REDEMPTIONS AND FIVE-YEAR GAIN

     Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of a Fund's shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket). If you are in the 28% or higher tax bracket, you may elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquire before this date will be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your shares as of January 2, 2001, and to restart your holding period in the shares on this date.

DEFERRAL OF BASIS

     If a sales charge was imposed on your purchase of shares of a Fund and you redeem some or all of the shares and then reinvest the sales proceeds in shares of the same Fund or another Nationwide Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original shares in a Fund and in reporting this gain or loss, all or a portion of the sales charge that you paid for your original shares will be excluded from your tax basis in the shares sold and will be added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

     If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES

     Investment by certain Funds in complex securities could affect whether gain or loss realized by these Funds is treated as ordinary income or capital gain and could affect the amount and timing of income distributed to you. For example, if a Fund is allowed to invest in options or futures contracts, it could be required to "mark to market" these contracts and realize any unrealized gain or loss at its fiscal year end, possibly affecting the amount and timing of distributions to you. Under these rules, gain or loss on these contracts would be treated as 60% long-term and 40% short-term capital gain or loss to the Fund.

     Certain Funds may invest in debt securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that may require them to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, these Funds may be required to sell securities in their portfolio that they otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to you by such a Fund.

INVESTMENT IN PFIC SECURITIES

     If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark to market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

CERTIFICATION OF FOREIGN STATUS

     Treasury regulations have been issued that modify the information and forms that must be provided starting January 1, 2001 to certify that an owner of Fund shares is a foreign person. Foreign persons should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

ADDITIONAL TAX INFORMATION WITH RESPECT TO NATIONWIDE TAX-FREE INCOME FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Nationwide Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST DIVIDENDS

     By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS FROM TAXABLE INCOME

     The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

     The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION AT A LOSS WITHIN SIX MONTHS OF PURCHASE

     Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

TREATMENT OF PRIVATE ACTIVITY BOND INTEREST

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

TREATMENT OF INTEREST ON DEBT INCURRED TO HOLD FUND SHARES

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS OF STATUS OF SECURITIES AS TAX-EXEMPT

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL TAX INFORMATION WITH RESPECT TO NATIONWIDE MONEY MARKET FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Nationwide Money Market Fund, except as noted in this section.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     The Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

     The Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money fund, it is not expected to realize any long-term capital gain.

MAINTAINING A $1 SHARE PRICE

     Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

REDEMPTION OF FUND SHARES

               Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different Nationwide Fund is the same as a sale.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL INFORMATION FOR THE INVESTOR DESTINATIONS FUNDS

     Each of the Investor Destinations Funds invests in one or more Underlying Funds. The tax consequences of investment in an Investor Destinations Fund are generally the same as the consequences of investment in a non-Investor Destinations Fund, except as noted below.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     An Investor Destinations Fund's income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Investor Destinations Fund. Any distributions by an Investor Destinations Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

     An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from an Underlying Fund's net short-term capital gain will be taxable to an Investor Destinations Fund and, in turn, to you as ordinary income. Distributions from an Underlying Fund's net long-term capital gain will be taxable to an Investor Destinations Fund and, in turn, to you as long-term capital gain, regardless of how long you have held your shares in the Investor Destinations Fund. Capital gain will be distributed by an Investor Destinations Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Investor Destinations Fund.

DISTRIBUTIONS OF FIVE-YEAR GAIN

     Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gains from an Underlying Fund's sale of securities held for more than five years and distributed to an Investor Destinations Fund and, in turn, to you are subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Investor Destinations Fund as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Investor Destinations Fund. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Investor Destinations Fund. A return of capital generally is not taxable to an Investor Destinations Fund, but reduces the Investor Destinations Fund's tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Investor Destinations Fund's tax basis is taxable to the Investor Destinations Fund as a capital gain.

     Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you. If more than 50% of such an Underlying Fund's total assets at the end of the fiscal year is invested in foreign securities, the Underlying Fund may elect to pass through to an Investor Destinations Fund and, in turn, to you your pro rata share of foreign taxes paid by the Underlying Fund. If this election is made, the year-end statement you receive from the Investor Destinations Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

The Investor Destinations Fund will provide you with the information necessary to complete your personal income tax return if an Underlying Fund makes this election.

U.S. GOVERNMENT SECURITIES

     The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by an Investor Destinations Fund. Dividends paid by an Investor Destinations Fund may not be exempt from state and local taxes in certain states when the Investor Destinations Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

INVESTMENT IN COMPLEX SECURITIES

     Investment by certain Underlying Funds in complex securities could affect whether gain or loss realized by these Underlying Funds is treated as ordinary income or capital gain and could affect the amount and timing of income distributed by an Underlying Fund to an Investor Destinations Fund and, in turn, to you. For example, if an Underlying Fund is allowed to invest in options or futures contracts, it could be required to "mark to market" these contracts and realize any unrealized gain or loss at its fiscal year end, possibly affecting the amount and timing of distributions to an Investor Destinations Fund and, in turn, to you. Under these rules, gain or loss on these contracts would be treated as 60% long-term and 40% short-term capital gain or loss to the Underlying Fund.

     Certain Underlying Funds may invest in debt securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that may require them to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, these Underlying Funds may be required to sell securities in their portfolio that they otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed by an Underlying Fund to an Investor Destinations Fund and, in turn, to you.

INVESTMENT IN PFIC SECURITIES

     If an Underlying Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Underlying Fund intends to mark to market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Underlying Fund is required to distribute, even though it has not sold the securities.

                               MAJOR SHAREHOLDERS

     As of June 27, 2001, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

     As of June 27, 2001, the following shareholders held five percent or greater of shares of the Funds:


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
NATIONWIDE GOVERNMENT BOND FUND - CLASS D
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218

GARTMORE GROWTH FUND - CLASS D
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218

GARTMORE TOTAL RETURN FUND - CLASS D
Nationwide Life Insurance Co.
DCVA
P.O. Box 182029
Columbus, Ohio 43218

Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218

Nationwide Life Insurance Co.
NACoVA
P.O. Box 182029
Columbus, Ohio 43218

NATIONWIDE BOND FUND - CLASS D
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218-2029

NATIONWIDE BOND FUND - CLASS A
Nationwide Trust Company, FSB
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, Ohio 43218-2029


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
I Know I Can Fund Of the Columbus Foundation
1234 E. Broad St
Columbus, Ohio 43205-1405

Thomas Jilek
6543 Highland Road
Mayfield Village, OH 44043

NATIONWIDE MONEY MARKET FUND - PRIME SHARES
Nationwide Life Insurance Co.
DCVA
P.O. Box 182029
Columbus, Ohio 43218-2029

Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218

Nationwide Life Insurance Co.
NACoVA
P.O. Box 182029
Columbus, Ohio 43218

NATIONWIDE MONEY MARKET FUND - SERVICE CLASS
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218

Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43219

NATIONWIDE S&P 500 INDEX FUND - INSTITUTIONAL SERVICE
CLASS
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, OH 43219

NATIONWIDE S&P 500 INDEX - SERVICE CLASS
Nationwide Life Insurance Co.
P.O. Box 182029
Columbus, OH 43219

Nationwide Trust Company FSB
PO Box 182029
Columbus, OH 43219


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
NATIONWIDE S&P 500 INDEX FUND - INSTITUTIONAL CLASS
Nationwide Life Insurance Co.
P.O. Box 182029
Columbus, OH 43219

NATIONWIDE S&P 500 INDEX FUND - LOCAL FUND SHARES
Nationwide Asset Allocation Trust
Moderately Conservative Portfolio
3435 Stelzer Road
Columbus, OH 43219

Nationwide Asset Allocation Trust
Moderate Portfolio
3435 Stelzer Road
Columbus, OH 43219

Nationwide Asset Allocation Trust
Moderately Aggressive Portfolio
3435 Stelzer Road
Columbus, OH 43219

Nationwide Asset Allocation Trust
c/o Nationwide Advisory Services Inc
Aggressive Portfolio
3435 Stelzer Road
Columbus, OH 43219

NATIONWIDE GOVERNMENT BOND FUND - CLASS A
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #1
3435 Stelzer Road
Columbus, OH 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #2
3435 Stelzer Road
Columbus, OH 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #3
3435 Stelzer Road
Columbus, OH 43219


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #4
3435 Stelzer Road
Columbus, OH 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #5
3435 Stelzer Road
Columbus, OH 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #6
3435 Stelzer Road
Columbus, OH 43219

NATIONWIDE GOVERNMENT BOND FUND - CLASS B
James Gambacorta-Hoffman
60 Sandoris Circle
Rochester, NY 14622

Vernie M. Weaver
T/O/D
3708 Cyrus Creek Rd
Darrdoursville, WV 25504

Norma Louise Bugg
T/O/D
RR 4 Box 51
Tangier, IN 47952-9019

NATIONWIDE TAX-FREE INCOME FUND - CLASS A
Adkins Holdings
790 Andrews Ave South, Apt C. 106
Delray Beach, FL 33483

Larura Gordy
11602 Primrose Court
Ijamsville, MD 21754

Mary M. Dais &
William F. Dais  JT WROS
910 Buckeye St.
Genoa, OH 43430-1523


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Richard C. Stansbury
T/O/D
201 St Mark Way, Apt.404
Westminster, MD 21158-4195

NATIONWIDE TAX-FREE INCOME FUND - CLASS B
Elsie Adkins
4315 Dickinson Ave. Ext
Greenville, NC 27834

NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND - CLASS D
Nationwide Life Ins.
One Nationwide Plaza
Columbus, OH 43219

NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND - CLASS A
PFPC Brokerage Services Inc
FBO Neuberger Berman
211 South Gulph Road
King of Prussia, PA 19406

GARTMORE VALUE OPPORTUNITIES FUND- CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

Charles Schwab & Co. Inc.
Special Custody The Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104

GARTMORE VALUE OPPORTUNITIES FUND- CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE VALUE OPPORTUNITIES FUND- INSTITUTIONAL
SERVICE CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Nationwide Life Insurance Co.
QPVA
PO Box 182029
Columbus, Ohio 43218

Smith Barney Inc.
333 W 34th Street Floor 7
New York, New York 10001

NATIONWIDE HIGH YIELD BOND FUND- CLASS A
Charles Schwab & Co. Inc.
Special Custody The Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, California 94104

William R. Weber
665 Hopkins Road
Williamsville, New York 14221

NATIONWIDE HIGH YIELD BOND FUND- CLASS B
Allen Hatter
RR 1 Box 101A
Pitman, Pennsylvania

Cheryl L Jones
5639 Old Chapel Hill Road Apt 1108
Durham, North Carolina 27707

Ruth C. Peeler
3420 Shamrock Drive 811
Charlotte, North Carolina 28215

Linda Lisboa
2553 Willowspring Court
Cincinnati, Ohio 45231

Cecil R Johnson
3609 Kelvin Avenue
Fort Worth, Texas 76133

NATIONWIDE HIGH YIELD BOND FUND - INSTITUTIONAL
SERVICE CLASS
Nationwide Life Insurance Co
Investment Accounting
Nationwide Plaza 1 32nd Floor
Columbus, Ohio 43218


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
GARTMORE MILLENNIUM GROWTH FUND- CLASS A
Batrus and Co
Church St. Station
New York, NY 10008

Charles Schwab & Co. Inc.
101 Montgomery Street
San Francisco, CA 94104

Nationwide Life Insurance Co.
QPVA
PO Box 182029
Columbus, Ohio 43218

Nationwide Trust Company FSB
PO Box 182029
Columbus, OH 43218-2029

NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND -
SERVICE CLASS
Nationwide Life Ins. Co.
PO Box 182029
Columbus, OH 43218-2029

Nationwide Life Ins. Co.
One Nationwide Plaza
Columbus, Ohio 43215-2239

Nationwide Trust Company FSB
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

NATIONWIDE MORLEY ENHANCED INCOME FUND - CLASS A
Frank J Catanzaro
770 Lock Alsh Avenue
Ambler, Pennsylvania 19002

Katherine Golden
Luther Golden
1458 Overlea Street
Clearwater, Florida 33755

Pennsylvania Farm Bureau
PO Box 8736
Camp Hill, Pennsylvania 17001


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Eugene J. Williams
9566 Neowash Road
Waterville, Ohio 43566

Muriel G. Ott
PhilipB. Kulp
235 N Washington St. Apt Rm 28
Telford, Pennsylvania 18969

Mary Kay Dwyer
2108 Jefferson Avenue
Dunmore, Pennsylvania 18509

NATIONWIDE MORLEY ENHANCED INCOME FUND -
INSTITUTIONAL SERVICE CLASS
Nationwide Pensions Managed
3435 Stelzer Road
Columbus, Ohio 43219

NATIONWIDE MORLEY ENHANCED INCOME FUND -
INSTITUTIONAL CLASS
Investor Destinations Moderately Aggressive
3435 Stelzer Road
Columbus, Ohio 43219

Investor Destinations Moderate
3435 Stelzer Road
Columbus, Ohio 43219

Investor Destinations Moderately Conservative
3435 Stelzer Road
Columbus, Ohio 43219

Investor Destinations Conservative
3435 Stelzer Road
Columbus, Ohio 43219

NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND
INSTITUTIONAL CLASS
Morley Capital Management
5665 SW Meadows Rd, Ste. 400
Lake Oswego, OR 97035-3193

Nationwide Life Ins. Co.
One Nationwide Plaza
Columbus, Ohio 43215-2239


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Sterling Trust Company Cust
Danis Building Construction Company 401K PSP
1380 Lawrence St. Ste 1410
Denver, CO 80204

Circle Trust Company Custodian
Metro Center
One Station Place
Stamford, CT 06902

Columbus Circle Trust Company Custodian
For SG Donahue & Co Omnibus
Metro Station
One Station Place
Stamford, CT 06902

NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND -
IRA CLASS
Nationwide Life Co.
1 Nationwide Plaza
Columbus, Ohio 43215-2239

NAS As Cust for IRA Plan
Harold H. Morley
Rollover Account
18016 Skyland Cir
Lake Oswego, OR 97034-6452

NATIONWIDE LARGE CAP VALUE FUND - CLASS A
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series
3435 Stelzer Road
Columbus, OH 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series
3435 Stelzer Road
Columbus, OH 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series
3435 Stelzer Road
Columbus, OH 43219


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series
3435 Stelzer Road
Columbus, OH 43219

NATIONWIDE LARGE CAP VALUE FUND - CLASS B
Doug L. Brown &
Jackie Lynn Brown JTWROS
1839 Prospect Road
Lawrenceville, GA 30043-2758

Thomas Walters Account
4614 Carmel Circle
Pasadena, TX 77505

NATIONWIDE LARGE CAP VALUE FUND - INSTITUTIONAL
SERVICE CLASS
Nationwide Life Insurance Co.
P.O. Box 182029
Columbus, Ohio 43218-2029

NATIONWIDE LARGE CAP GROWTH FUND - CLASS A
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #2
3435 Stelzer Road
Columbus, Ohio 73219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #3
3435 Stelzer Road
Columbus, Ohio 73219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #4
3435 Stelzer Road
Columbus, Ohio 73219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #5
3435 Stelzer Road
Columbus, Ohio 73219


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #6
3435 Stelzer Road
Columbus, Ohio 73219

NATIONWIDE LARGE CAP GROWTH FUND - INSTITUTIONAL
SERVICE CLASS
Nationwide Life Insurance Co.
P.O. Box 182029
Columbus, Ohio 43218-2029

National Deferred Compensation
P.O. Box 182436
Columbus, Ohio 43218

PRESTIGE BALANCED FUND - CLASS A
Nationwide Life Insurance Co.
QPVA
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, Ohio 43219

Nationwide Life Co.
1 Nationwide Plaza
Columbus, Ohio 43215

PRESTIGE BALANCED FUND - CLASS B
Nationwide Life Co.
3435 Stelzer Road
Columbus, Ohio 73219

PRESTIGE BALANCED FUND - INSTITUTIONAL SERVICE CLASS
Nationwide Life Insurance Co.
P.O. Box 182029
Columbus, Ohio 43219

Nationwide Life Company
1 Nationwide Plaza
Columbus, Ohio 43215

NATIONWIDE SMALL CAP FUND - CLASS A
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #3
3435 Stelzer Road
Columbus, Ohio 43219


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #4
3435 Stelzer Road
Columbus, Ohio 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #5
3435 Stelzer Road
Columbus, Ohio 43219

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #6
3435 Stelzer Road
Columbus, Ohio 43219

NATIONWIDE SMALL CAP FUND - CLASS B
NAS as Cust of IRA Plan
John F. Carlin
694 Jenney Mill Ct
Marietta, GA 30068-2221

NATIONWIDE SMALL CAP FUND - INSTITUTIONAL
SERVICE CLASS
Nationwide Life Insurance Co.
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, Ohio 43218-2029

National Deferred Compensation
P.O. Box 182436
Columbus, Ohio 43218

PRESTIGE INTERNATIONAL FUND - CLASS A
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #4
One Nationwide Plaza
Columbus, Ohio 43215-2239

Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #5
One Nationwide Plaza
Columbus, Ohio 43215-2239


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Nationwide Pensions Managed
Variable Account
Personal Portfolio Series #6
One Nationwide Plaza
Columbus, Ohio 43215-2239

PRESTIGE INTERNATIONAL FUND - CLASS B
St. Rose of Lima School
409 South Main Street
North Syracuse, NR 13212

NAS as Cust for IRA Plan
Kenneth M. McElhaney
Rollover Account
30798 Humes Road
Cambridge Spgs, PA 16403-7220

PRESTIGE INTERNATIONAL FUND - INSTITUTIONAL
SERVICE CLASS
Nationwide Life Insurance Co.
P.O. Box 182029
Columbus, OH 43218-2029

INVESTOR DESTINATIONS AGGRESSIVE FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

INVESTOR DESTINATIONS AGGRESSIVE FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

INVESTOR DESTINATIONS AGGRESSIVE FUND - SERVICE
CLASS
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218-2029

Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43218-2029


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
INVESTOR DESTINATIONS MODERATELY AGGRESSIVE
FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

Circle Trust Company
Salesian School Lay Emp 401K Plan
One Station Place
Stamford, Connecticut 06902

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE
FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE
FUND - SERVICE CLASS
Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43218-2029

Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218-2029

Bank One Trust
P.O. Box 160
Westerville, Ohio 43086

INVESTOR DESTINATIONS MODERATE FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

Circle Trust Company
Salesian School Lay Emp 401K Plan
One Station Place
Stamford, Connecticut 06902

INVESTOR DESTINATIONS MODERATE FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
INVESTOR DESTINATIONS MODERATE FUND - SERVICE
CLASS
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218-2029

Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43218-2029

Bank One Trust
P.O. Box 160
Westerville, Ohio 43066

Bank One Trust
P.O. Box 160
Westerville, Ohio 43066

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

Circle Trust Company
Salesian School Lay Emp 401K Plan
One Station Place
Stamford, Connecticut 06902

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
FUND - SERVICE CLASS
Nationwide Life Insurance Co.
QPVA
P.O. Box 182029
Columbus, Ohio 43218-2029

Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43218-2029


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Bank One Trust
P.O. Box 160
Westerville, Ohio 43066

Bank One Trust
P.O. Box 160
Westerville, Ohio 43066

INVESTOR DESTINATIONS CONSERVATIVE FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

INVESTOR DESTINATIONS CONSERVATIVE FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

INVESTOR DESTINATIONS CONSERVATIVE FUND-SERVICE CLASS
Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43218-2029

Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43218-2029

Bank One Trust
P.O. Box 160
Westerville, Ohio 43066

NATIONWIDE SMALL CAP INDEX FUND-CLASS A
Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43219

Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43219

NATIONWIDE SMALL CAP INDEX FUND-INSTITUTIONAL
CLASS
Investor Destinations Aggressive Fund
3435 Stelzer Road
Columbus, Ohio 43219


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Investor Destinations Moderately Aggressive Fund
3435 Stelzer Road
Columbus, Ohio 43219

Investor Destinations Moderate Fund
3435 Stelzer Road
Columbus, Ohio 43219

Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43219

NATIONWIDE INTERNATIONAL INDEX FUND-CLASS A
Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43219

Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43218-2029

J Dan Bouchillon
Sherry Bouchillon
1102 Rugby Court
Louisville, Kentucky 40222

NATIONWIDE INTERNATIONAL INDEX FUND-CLASS B
Villanova Capital Mutual Fund Trust
Seed Account
1200 River Road
Conshohocken, Pennsylvania 19428

Daniel L Carl
Darlene M Carl
213 Goodspring
Hegins, PA 17938

Max A Ducharme
P.O. Box 295
South Barre, Vermont 17938

Marsh H Cooper
3800 Mahonia Way Apt 2025
Arlington, Texas 76014


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Frank E. Conover
6610 Pecanwood Drive
Arlington, Texas 76001

NATIONWIDE INTERNATIONAL INDEX FUND-
INSTITUTIONAL CLASS
Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43218

NATIONWIDE BOND INDEX FUND-CLASS A
Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43219

Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43218

NATIONWIDE BOND INDEX FUND-INSTITUTIONAL CLASS
Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43218

NATIONWIDE MID CAP MARKET INDEX FUND-CLASS A
Nationwide Trust Company, FSB
P.O. Box 182029
Columbus, Ohio 43219

Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43218

NATIONWIDE MID CAP MARKET INDEX FUND-INSTITUTIONAL
CLASS
Nationwide Life Insurance Company
QPVA
P.O. Box 182029
Columbus, Ohio 43218

Nationwide Life Insurance Company
P.O. Box 182029
Columbus, Ohio 43218


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS
FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

NFSC FEBO TR2-655414
The Kruep Family Trust
P.O. Box 460130
St. Louis, MO 63146

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS
FUND - CLASS B
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, PA 19428

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND -
INSTITUTIONAL CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE GROWTH 20 FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

AG Edwards & Sons Inc.
Farouk A Raquib
One North Jefferson
Saint Louis, Missouri 63103

JoAnn Marie Taylor
15146 Arabian Way
Montverde, Florida 34756

GARTMORE GROWTH 20 FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
Bear Stearns Securities Corp.
FBO 679-02656-12
1 Metrotech Center North
Brooklyn, New York 11201

GARTMORE GROWTH 20 FUND - INSTITUTIONAL CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

NICNAB & Co.
PO Box 1596
Baltimore, Maryland 21203

NORTHPOINTE SMALL CAP VALUE FUND - INSTITUTIONAL
CLASS
Hudson Webber Foundation
333 W Fort St, Suite 1310
Detroit, Michigan 48226

International Association of Machinist
And Aerospace Workers Local 2848
30700 Telegraph, Suite 4601 PO Box 3039
Birmingham, Michigan 48012

International Association of Machinist
And Aerospace Workers Local 2848
30700 Telegraph, Suite 4601 PO Box 3039
Birmingham, Michigan 48012

Garrett Evangelical Theological Seminary
2121 Sheridan Road
Evanston, Illinois 60201

Community Health Partners of Ohio
Defined Benefit Pension
3700 Kolbe Road
Lorain, Ohio 44053

GARTMORE EMERGING MARKETS - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
GARTMORE EMERGING MARKETS FUND - CLASS B
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, PA 19428

Elanore M. Thompson
3692 S Sherman Avenue
Fremont, Michigan 49412

GARTMORE EMERGING MARKETS FUND - INSTITUTIONAL
SERVICE CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE GLOBAL LEADERS FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE GLOBAL LEADERS FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE GLOBAL LEADERS FUND - INSTITUTIONAL
SERVICE CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE INTERNATIONAL GROWTH FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE INTERNATIONAL GROWTH FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
GARTMORE INTERNATIONAL GROWTH FUND - INSTITUTIONAL
SERVICE CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE GLOBAL HEALTH SCIENCES FUND - CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE GLOBAL HEALTH SCIENCES FUND - CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE GLOBAL HEALTH SCIENCES FUND - INSTITUTIONAL
SERVICE CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND -
CLASS A
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND -
CLASS B
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND -
INSTITUTIONAL CLASS
Villanova Mutual Fund Capital Trust
Seed Account
1200 River Road
Conshohocken, PA 19428


                                                                                  PERCENTAGE OF
           FUND/CLASS                                   NO. OF SHARES          FUND'S TOTAL ASSETS
GARTMORE INTERNATIONAL SMALL CAP GROWTH
FUND - INSTITUTIONAL SERVICE CLASS
Villanova Mutual Fund Capital Trust                     125,000.000             100.0000%
Seed Account
1200 River Road
Conshohocken, PA 19428

---------------------------
     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

     Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

                              FINANCIAL STATEMENTS

     The Report of Independent Auditors and Financial Statements of the Funds for the period ended October 31, 2000 are incorporated by reference to the Trust's Annual Reports. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

APPENDIX A


                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


                                INVESTMENT GRADE

AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC - Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C - Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.


               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC  Bonds are considered a high default risk. Default is a real and C possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' rating signal imminent default.

DDD, DD  Bonds are in default. Such bonds are not meeting current obligations and D and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and `D' represents the lowest potential for recovery.


                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated `D' is in payment default. the `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.


                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.


                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



                          THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Amended Declaration of Trust previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(b)       Amended Bylaws filed herewith.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)(1)(a) Investment Advisory Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Amendment to Investment Advisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

      (c) Amended Exhibit A to the Investment Advisory Agreement (proposed) filed with the Trust's Registration Statement on July 6, 2001.

   (2)(a) Investment Advisory Agreement for the Morley Capital Accumulation Fund previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

      (b) Amended Exhibit A to the Investment Advisory Agreement for the Morley Capital Accumulation Fund and the Morley Enhanced Income Fund previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

   (3)(a) Investment Advisory Agreement for Gartmore Emerging Markets Fund, Gartmore Global Small Companies Fund, Gartmore Global Leaders Fund, Gartmore European Growth Fund, Gartmore OTC Fund and Gartmore International Small Cap Growth Fund as previously filed with the Trust Registration Statement, and is hereby incorporated by reference.

   (4)   Subadvisory Agreements.

         (a)(1)Subadvisory Agreement with Fund Asset Management, L.P. for
                  S & P 500 Index Fund, previously filed with the Trust's Registration Statement on October 29, 1999, and is hereby incorporated by reference.
            (2) Amended Exhibit A to Subadvisory Agreement (proposed) filed with the Trust's Registration Statement on July 6, 2001.
         (b)(1) Subadvisory Agreement for the Nationwide Large Cap Value Fund (formerly, the Prestige Large Cap Value Fund) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2) Amendment to Subadvisory Agreement. Previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

         (c)(1) Subadvisory Agreement for the Nationwide Large Cap Growth Fund (formerly, the Prestige Large Cap Growth Fund) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2) Amendment to Subadvisory Agreement. Previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

         (d)(1) Subadvisory Agreement for the Nationwide Small Cap Fund (formerly, the Prestige Small Cap Fund) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2) Amendment to Subadvisory Agreement. Previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

         (e)(1) Subadvisory Agreement for the Prestige International Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2) Amendment to Subadvisory Agreement. Previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

         (f)(1) Subadvisory Agreement for the Prestige Balanced Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2) Amendment to Subadvisory Agreement. Previously filed with the Trust's Registration Statement on December 29, 1999, and is hereby incorporated by reference.

(e)(1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
   (2) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(f)      Not applicable.

(g) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997, and is hereby incorporated by reference.

(h)(1)(a) Fund Administration Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Amendment to Fund Administration Agreement previously filed with the Trust's Registration Statement on December 13, 1999, and is hereby incorporated by reference.

      (c) Amended Exhibit A to Fund Administration Agreement (proposed) filed with the Trust's registration statement on July 6, 2001.

   (2) Transfer and Dividend Disbursing Agent Agreement. previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (4) Agreement and Plan of Reorganization between Nationwide Investing Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 and is hereby incorporated by reference.

   (6) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.

(i) Opinion of Counsel previously filed and is hereby incorporated by reference.

(j) Consent of KMPG LLP, Independent Auditors filed herewith as previously filed with the Trust Registration Statement, and is hereby incorporated by reference.

(k)       Not applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998, and is hereby incorporated by reference.

(m)(1) Amended Distribution Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (2) Dealer Agreement (see Exhibit 6(b)) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(n) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(o)       Not applicable.

(p)(1) Code of Ethics for Nationwide Family of Funds previously filed with the Trust's Registration Statement on May 12, 2000 and is hereby incorporated by reference.

   (2) Code of Ethics for Villanova Mutual Fund Capital Trust and Villanova SA Capital Trust previously filed with the Trust's Registration Statement on May 12, 2000 and is hereby incorporated by reference.

   (3) Code of Ethics for Nationwide Advisory Services previously filed with the Trust's Registration Statement on May 12, 2000 and hereby incorporated by reference.

   (4) Code of Ethics for Villanova Global Asset Management Trust dated August 8, 2000 and filed with the Trust's Registration Statement on December 29, 2000 and is hereby incorporated by reference.

(p)(4) Brinson Partners, Inc. Integrity Policy dated February 4, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(5) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(6)(a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(6)(b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(6)(c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(7)(a) Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International Code of Ethics effective January 23, 1991 (as revised April 1, 2000) previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(7)(b) Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International Supplemental Compliance and Review Procedures Under Code of Ethics dated April 1, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(8)(a) INVESCO U.S. Institutional Group Legal/Compliance Manual Section II dated September 19, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(8)(b) INVESCO U.S. Institutional Group Legal/Compliance Manual Section III dated September 19, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(9) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(10) Lazard Asset Management A Division of Lazard Freres & Co., LLC and Certain Registered Investment Companies Code of Ethics and Personal Investment Policy previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(11) MAS Funds (The "Funds") and Miller Anderson & Sherrerd, LLP ("MAS") and MAS Fund Distribution, Inc. ("MASDI") Code of Ethics previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(12) Mellon Financial Corporation Securities Trading Policy dated July 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(13) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(14) Neuberger Berman Management, Inc. ("NB Management") and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(15) Sloan Financial Group, Inc. and Subsidiaries NCM Capital Management Group, Inc. and New Africa Advisers, Inc. Code of Ethics and Insider Trading Policy and Procedures previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(16) Strong Schafer Value Fund, Inc., Schafer Capital Management, Inc., Strong Schafer Capital Management, LLC, and Schafer Cullen Capital Management, Inc. Code of Ethics adopted July 13, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(17) Smith Graham & Co. Investment Advisors, L.P. Code of Ethics previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(18) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(19) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated October 22, 1999 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(p)(20) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 and is hereby incorporated by reference.

(q)(1) Power of Attorney dated November 7, 1997 previously filed in the Trust's Pre-Effective Amendment and is hereby incorporated by reference.

   (2) Power of Attorney dated December 15, 2000 and filed with this Trust's Registration Statement on March 1, 2001.

   (3) Power of Attorney dated January 1, 2001 and filed with this Trust's Registration Statement on March 1, 2001.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION

           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Amended Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See Item 23(a)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), an investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust.

           The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:

Joseph J. Gasper         Director and President and Chief Operating Officer
                         --------------------------------------------------

                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance
                                      Company
                                      Nationwide Financial Services, Inc.

                                      Director and Chairman of the Board
                                      ----------------------------------
                                      Nationwide Investment Services Corp

                                      Director and Vice Chairman
                                      --------------------------
                                        ALLIED Group Merchant Banking Corp
                                      NorthPointe Capital, LLC
                                      Villanova Capital, Inc.

                                      Nationwide Global Holdings, Inc.
                                      Neckura Life Insurance Company

                                      Vice Chairman
                                      -------------

                                      Villanova Global Asset Management Trust

                                      Director and President
                                      ----------------------

                                      Nationwide Advisory Services, Inc.

                                      Director
                                      --------

                                        Leben Direkt Insurance Company
                                        PanEurolife

                                        Trustee and Chairman
                                        --------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

                                        chairman
                                        --------
                                        Nationwide Mutual Funds
                                        -----------------------

                                       Director and Senior Vice President -
                                       Chief Human Resources Officer
                                       -----------------------------
                                       Villanova Capital, Inc.


Donna A. James                         Director
                                       --------

                                       Nationwide Global Holdings, Inc.

                                       Executive Vice President
                                       Chief Administrative Officer
                                       ----------------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services Inc.

W. G. Jurgensen                        Chief Executive Officer and Director
                                       ------------------------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services, Inc.
                                       Cal Farm Insurance Company
                                       Farmland Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide Property and Casualty
                                       Insurance Company

                                       Chairman and Chief Executive Officer -
                                       and Director
                                       --------------------------------------
                                       Nationwide Casualty Company
                                       Nationwide General Insurance Company
                                       Nationwide Indemnity Company
                                       Nationwide Insurance Company of America
                                       Villanova Capital, Inc.
                                       Nationwide Investment Services
                                       Corporation


                                       Chairman and Director
                                       ---------------------
                                       NorthPointe Capital, LLC
                                       Nationwide Advisory Services, Inc.
                                       Depositors Insurance Company

Paul J. Hondros                        Director, President, and Chief Executive
                                       Officer
                                       -----------------------------------------
                                       Nationwide Investors Services, Inc.
                                       NorthPointe Capital, LLC


                                       Director and Vice Chairman
                                       --------------------------
                                       Morley Financial Services, Inc.

                                       President and Chief Executive Officer
                                       --------------------------------------
                                       Villanova Capital, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust
                                       NorthPointe Capital, LLC
                                       Villanova Global Asset Management Trust

                           (Intentionally left blank)

Robert A. Oakley
                                        Executive Vice President-Chief Financial
                                        Officer
                                        ----------------------------------------
                                          Nationwide Mutual Insurance Company
                                          Nationwide Mutual Fire Insurance
                                          Company
                                          Nationwide General Insurance Company

                                            Nationwide Property and Casualty
                                            Insurance Company
                                          Nationwide Life Insurance Company

                                            Nationwide Life and Annuity
                                            Insurance Company
                                          CalFarm Insurance Company

                                          Farmland Mutual Insurance Company

                                          Nationwide Corporation
                                          Nationwide Financial Services, Inc.

                                            Nationwide Investment Services
                                            Corporation

                                            Nationwide Foundation
                                          Colonial County Mutual Insurance
                                          Company
                                          Scottsdale Indemnity Company
                                          Scottsdale Insurance Company

                                            Scottsdale Surplus Lines Insurance
                                            Company

                                            Villanova Capital, Inc.

                                          Director and Chairman of the Board
                                          ----------------------------------
                                          Neckura Insurance Company
                                          Neckura Life Insurance Company

                                          Executive Vice President-Chief
                                          Financial Officer and
                                          ------------------------------
                                          Director

                                          ALLIED Group Insurance Marketing
                                          Company

                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          Depositors  Insurance Company
                                          Western Heritage Insurance Company
                                          Nationwide Global Holdings, Inc.

                                          Nationwide Advisory Services, Inc.
                                          Nationwide Indemnity Company
                                          Nationwide Insurance Company of
                                          America

                                          Director and Vice Chairman
                                          --------------------------
                                          Leben Direkt Insurance Company
                                          Neckura General Insurance Company

                                          Director
                                          --------
                                          Gates, McDonald & Company
                                          Morley Financial Services,  Inc.
                                          NGH Luxembourg, S.A.
                                          PanEurolife
                                          Villanova Capital, Inc.

Susan A. Wolken
                                        Senior Vice President - Product
                                          Management and Nationwide Financial
                                          Marketing
                                        ------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide Property and Casualty
                                        Insurance Company
                                          Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance
                                        Company
                                          Nationwide Financial Services, Inc.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Nationwide Trust Company, FSB

                                        Director
                                        --------
                                        Gales, McDonald & Company

                                        Nationwide Advisory Services, Inc.
                                        ----------------------------------

                                        Nationwide Global Funds

                                          Nationwide Investment Services
                                          Corporation

                                          Villanova Capital, Inc.


Robert J. Woodward, Jr.                 Executive Vice President-Chief
                                        Investment Officer
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance
                                        Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                        Nationwide Life and Annuity Insurance
                                        Company
                                          ALLIED Group, Inc.
                                          ALLIED Group Insurance Marketing
                                          Company
                                          ALLIED Group Merchant Banking Corp.
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          CalFarm Insurance Company
                                          Depositors  Insurance Company
                                         Western Heritage Insurance Company

                                        Colonial County Mutual Insurance
                                        Company
                                        Farmland Mutual Insurance Company
                                        Gates, McDonald & Company
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                          Nationwide Insurance Company of
                                          America
                                        Nationwide Corporation
                                        Nationwide Foundation

                                 Nationwide Investment Services
                                  Corporation

                                 Scottsdale Indemnity Company
                                 Scottsdale Insurance Company

                                   Scottsdale Surplus Lines Insurance
                                   Company
                                 Director
                                 --------
                                 Morley Financial Services, Inc.
                                 Nationwide Global Holdings, Inc.
                                 Member-Board of Managers and Vice Chairman
                                 ------------------------------------------
                                 Nationwide Realty Investors, Ltd.


                                 Director and President
                                 ----------------------

                                 Director and Executive Vice President-
                                 Chief Investment Officer
                                 ----------------------------------------
                                 Gates, McDonald & Company
                                 Nationwide Indemnity Company
                                 Nationwide Advisory Services, Inc.
                                 Villanova Capital, Inc.

                                 Trustee and Vice Chairman
                                 -------------------------
                                 Nationwide Asset Allocation Trust

                                     Director, Vice Chairman and Executive Vice
                                     President-Chief
                                     --------------------------------------

                                     Investment Officer
                                     ------------------
                                     Nationwide Home Mortgage Company

James R. Donatell               Executive Vice President-Sales and Marketing
                                -----------------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Gregory J. Nowak                Executive Vice President-Mergers
                                  and Acquisitions
                                --------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust





William H. Miller               Senior Vice President-Chief Investment Officer
                                ----------------------------------------------
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust
                                NorthPointe Capital, LLC

                                Senior Vice President - Senior Portfolio
                                Manager
                                ---------------------------------------
                                Villanova Capital, Inc.

Caroline Churchill              Vice President-Marketing
                                ------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Kevin S. Crossett               Vice President-Associate General Counsel
                                ----------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust
                                Nationwide Mutual Insurance Company
                                Nationwide Mutual Fire Insurance Company
                                Nationwide Life Insurance Company
                                Nationwide Life and Annuity Insurance Company
                                NorthPointe Capital, LLC
                                Morley Financial Services, Inc.

                                Secretary
                                ---------
                                Nationwide Mutual Funds
                                Nationwide Separate Account Trust

Christopher P. Donigan          Vice President-Human Resources
                                ------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Glenn W. Soden                  Associate Vice President and Secretary
                                --------------------------------------
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Assistant  Secretary
                                --------------------
                                Villanova Capital, Inc.

Carol L. Dove                   Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Michael D. Maier                Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

John F. Delaloye                Assistant Secretary
                                -------------------
                                Villanova Mutual Fund Capital Trust
                                Villanova Capital, Inc.



Gerald J. Holland               Senior Vice President-Operations
                                --------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Treasurer
                                ---------
                                Nationwide Mutual Funds
                                Nationwide Separate Account Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

NorthPointe Capital, LLC
Columbia Center One
10th Floor, Suite 1000
201 West Big Beaver Road
Troy, Michigan 48084

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company

Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

          (b) Morley Capital Management Inc (MCM) as investment adviser to the Morley Capital Accumulation Fund. MCM is incorporated under the laws of the State of Oregon and is a wholly owned subsidiary of Villanova Capital, Inc.

               To the knowledge of the investment advisor, none of the directors or officers of MCM, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Morley Financial Services, Inc. and Villanova Capital, Inc. The directors except as noted below may be contacted c/o Morley Financial Services, Inc., 5665 SW Meadows Road, Suite 400 Lake Oswego, Oregon 97035.

               Jill R Cuniff, Managing Director and Chief Investment Officer, and Director of MCM. Ms Cuniff is also Managing Director, Chief Investment Officer and Director of Morley Financial Services, Inc.

               Thomas F Wiese, 1200 River Road, Conshohocken, Pennsylvania 19428. Director of MCM. Mr. Wiese is also Director of Morley Financial Services, Inc. and Senior Vice President, Business Planning and Strategic Initiatives for Villanova Capital, Inc.

               Thomas M Sipp, 1200 River Road, Conshohocken, Pennsylvania 19428. Chief Financial Officer and Director of MCM. Mr. Sipp is also Vice President, Investment Officer for Villanova Capital, Inc.

               Peter DeGraff, Vice President and Assistant General Manager.

               Frederick F. Fletcher VI, Vice President and Corporate
               Controller.

               Barbara Salisbury, Vice President.

          (c) Villanova Global Asset Management Trust ("VGAM"), an investment adviser of the Trust, also serves as an investment adviser to Nationwide Separate Account Trust

               The Directors of Nationwide Global Holdings, Inc. ("NGH"), VGAM's managing unit holder and the officers of VGAM are as follows (see
               (a) above for additional information on their other employment):

               Directors of NGH
               ----------------

               Galen R. Barnes
               Joseph J. Gasper             Robert A. Oakley
               Richard D. Headley           Robert J. Woodward, Jr.
               Donna A. James               Michael S. Helfer
                                            W. G. Jurgensen


               Officers of VGAM
               ----------------

               President and Chief Executive Officer     Paul J. Hondros
               Vice President-Chief
                 Financial Officer and Treasurer         Thomas M. Sipp
               Senior Vice President-Chief
                 Investment Officer                      William H. Miller
               Associate Vice President and
                 Secretary                               Glenn W. Soden
               Vice President, Associate General
                 Counsel                                 Kevin S. Crossett
               Assistant Secretary                       John F. Delaloye
               Assistant Treasurer                       Carol L. Dove
               Assistant Treasurer                       Michael D. Maier

          (d)  Information for the Subadviser of the S&P 500 Index Fund

               (1)  Fund Asset Management, L.P.

                    Fund Asset Management, L.P. ("FAM") acts as subadviser to the S&P 500 Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

          (e) Information for the Subadviser of the Nationwide Large Cap Growth Fund

               (1)  Goldman Sachs Asset Management

                    Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

          (f)  Information for the Subadviser of the Prestige Balanced Fund

               (1)  J. P. Morgan Investment Management

                    J. P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                    To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J. P. Morgan & Co. Incorporated.

          (g)  Information for the Subadviser of the Nationwide Small Cap Fund

               (1)  Invesco Management & Research, Inc.

                    Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)

          (h)  Information for the Subadviser of the Prestige International Fund

               (1)  Lazard Asset Management

                    Lazard Asset Management ("Lazard") acts as subadviser to the International Fund and as adviser or subadviser to a number of other registered investment companies as well as to separate institutional investors. The list required by this
                    Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past 2 years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

          (i) Information for the Subadviser of the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Global Leaders Fund, Gartmore European Growth Fund, Gartmore International Small Cap Growth Fund and Gartmore OTC Fund.

               Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Global Leaders Fund, Gartmore European Growth Fund, Gartmore International Small Cap Growth Fund and Gartmore OTC Fund as well as adviser to certain other clients. The list required by this Item 26 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

          (2) Information for the Subadviser of the Gartmore Value Opportunities Fund, Nationwide Large Cap Value Fund and NorthPointe Small Cap Value Fund

              (1) NorthPointe Capital LLC (NorthPointe) acts as subadviser to the Value Opportunities Fund and separate institutional investors. The list required by this Item 26 of officers and directors of VVI, together with information as to their other business, profession, vocation or employment of a substantial nature during the past 2 years, is incorporated by reference to Schedules A and D of Form ADV filed by NorthPointe (SEC File No. 801-57064).

ITEM 27. PRINCIPAL UNDERWRITERS

         (a)  See Item 26 above.
         (b)  Nationwide Advisory Services, Inc.


                                                                          Position with                       Position with
Name                                  Business Address                    Underwriter                         Registrant
----                                  --------------                      --------------                      -------------
Joseph J. Gasper                      One Nationwide Plaza                President and Director              N/A
                                      Columbus OH 43215

Robert A. Oakley                      One Nationwide Plaza                Exec. VP - Chief Financial          N/A
                                      Columbus  OH 43215                  Officer and Director

Robert J. Woodward, Jr.               One Nationwide Plaza                Exec. VP - Chief Investment         N/A
                                      Columbus  OH 43215                  Officer and Director

James F. Laird, Jr.                   Three Nationwide Plaza              VP - General Manager                Assistant Treasurer
                                      Columbus OH 43215

Edwin P. McCausland                   One Nationwide Plaza                Senior VP - Fixed Income            Assistant Treasurer
                                      Columbus  OH 43215                  Securities

William G. Goslee                     One Nationwide Plaza                Vice President                      N/A
                                      Columbus  OH 43215


Susan A. Wolken                       Three Nationwide Plaza              Director                            N/A
                                      Columbus OH 43215

Patricia J. Smith                     Three Nationwide Plaza              Assistant Secretary                 Assistant Secretary
                                      Columbus OH 43215

Elizabeth A. Davin                    One Nationwide Plaza                Assistant Secretary                 Assistant Secretary
                                      Columbus  OH 43215

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Villanova Capital Inc.
          1200 River Road
          Conshohocken, PA 19428

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this sixth day of July, 2001.

                             NATIONWIDE MUTUAL FUNDS

                             By: GERALD J. HOLLAND*
                                 -------------------
                                 Gerald J. Holland, Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE SIXTH DAY OF JULY, 2001.

Signature & Title
-------------------

Principal Executive Officer


JOSEPH J. GASPER*
----------------
Joseph J. Gasper, Trustee and Chairman

Principal Accounting and Financial Officer

GERALD J. HOLLAND*
-------------------
Gerald J. Holland, Treasurer


CHARLES E. ALLEN*
----------------
Charles E. Allen, Trustee


PAULA H.J. CHOLMONDELEY*
-----------------------
Paula H.J. Cholmondeley, Trustee


C. BRENT DEVORE*
----------------
C. Brent Devore, Trustee

ROBERT M. DUNCAN*
------------------
Robert M. Duncan, Trustee


BARBARA HENNIGAR*
----------------
Barbara Hennigar, Trustee


PAUL J. HONDROS*
---------------
Paul J. Hondros, Trustee


THOMAS J. KERR, IV*
--------------------
Thomas J. Kerr, IV, Trustee


DOUGLAS F. KRIDLER*
--------------------
Douglas F. Kridler, Trustee


ARDEN L. SHISLER*
-----------------
Arden L. Shisler, Trustee


DAVID C. WETMORE*
------------------
David C. Wetmore, Trustee


*BY: KEVIN S. CROSSETT
     -------------------
     Kevin S. Crossett, Attorney-In Fact